UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end: June 30, 2005

Date of reporting period: December 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS


                                                                          [LOGO]
                                                                          WELLS
                                                                          FARGO
                                                                          FUNDS

        Wells Fargo TAX-FREE FUNDS

            SEMI-ANNUAL REPORT

                 WELLS FARGO CALIFORNIA LIMITED TERM TAX-FREE FUND

                 WELLS FARGO CALIFORNIA TAX-FREE FUND

                 WELLS FARGO COLORADO TAX-FREE FUND

                 WELLS FARGO MINNESOTA TAX-FREE FUND

                 WELLS FARGO NATIONAL LIMITED TERM TAX-FREE FUND

                 WELLS FARGO NATIONAL TAX-FREE FUND

                 WELLS FARGO NEBRASKA TAX-FREE FUND

                                                               DECEMBER 31, 2004

                                                      WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Limited Term Tax-Free Fund ..................................    2
   California Tax-Free Fund ...............................................    4
   Colorado Tax-Free Fund .................................................    6
   Minnesota Tax-Free Fund ................................................    8
   National Limited Term Tax-Free Fund ....................................   10
   National Tax-Free Fund .................................................   12
   Nebraska Tax-Free Fund .................................................   14
Fund Expenses .............................................................   16
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Limited Term Tax-Free Fund ..................................   19
   California Tax-Free Fund ...............................................   23
   Colorado Tax-Free Fund .................................................   32
   Minnesota Tax-Free Fund ................................................   36
   National Limited Term Tax-Free Fund ....................................   41
   National Tax-Free Fund .................................................   48
   Nebraska Tax-Free Fund .................................................   57
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   60
   Statement of Operations ................................................   62
   Statements of Changes in Net Assets ....................................   64
   Financial Highlights ...................................................   68
Notes to Financial Highlights .............................................   74
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   75
--------------------------------------------------------------------------------
Other Information .........................................................   81
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   83
--------------------------------------------------------------------------------

             -------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
             -------------------------------------------------------


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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Tax-Free Funds semi-annual report for the six-month period ending December 31, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY REGAINS ITS MOMENTUM
--------------------------------------------------------------------------------

      The economy regained momentum in the third quarter of 2004 that led to the market rallies in the fourth quarter of 2004. By the end of the period, the uncertainties of the year subsided as the U.S. presidential election was over, interest rates rose gradually and without market incident and the terrorist event that was feared never materialized. Consumer spending was on the increase during the reporting period, supported by solid gains in household wealth, an improving job market and a boost in purchasing power when fuel costs declined in the fourth quarter. In addition, rising home values and continued mortgage refinance activity, triggered by declining mortgage rates, helped consumer spending. Economic growth during the period averaged around 4%, up from the 3% growth average during the first two quarters of 2004.

INTEREST RATES RISE AT A MEASURED PACE
--------------------------------------------------------------------------------

      Investors and analysts closely followed the actions by the Federal Reserve Board (the Fed) on interest rates. The Fed pushed short-term rates higher by raising its Fed funds target rate a quarter point at each of its two policy meetings during the third quarter, to 1.75% as of September 21, 2004. Two additional quarter-point interest-rate hikes in mid-November and mid-December 2004 followed. This pushed intermediate yields (in the one- to five-year maturity range) higher, however, long-term rates were largely unchanged during the period and for the year as a whole. This narrowed the gap between short- and long-term rates (a "flattening" of the U.S. Treasury "yield curve," or the path traced by interest rates at various maturities). The interest-rate outlook may continue to be affected, to some extent, by the same low-inflation environment that helped drive rates to a 45-year low in mid-2003.

BONDS CONTINUE TO OUTPERFORM
--------------------------------------------------------------------------------

      In the third quarter of 2004, bonds posted their best quarter return in two years with a solid 3.2% gain, leaving the benchmark Lehman Aggregate Bond Index (the Index) of investment-grade, taxable bonds with a year-end return of 4.3%. Throughout the period, the Fed continued to raise short-term interest rates, which in turn, led to rising short-term bond yields in the one- to three-year maturity range. Overall, bonds with longer durations benefited the most from stable long-term rates. Corporate and mortgage-backed securities led the way in performance during the period and for the year as a whole.

OUR COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

      One can't predict the markets, especially during periods of economic change and uncertainty, and therefore, we believe that the best course for investors is to invest for the long term and to periodically review and reallocate their portfolio based on their goals and risk tolerance. We will continue to monitor how various domestic and international influences may impact our Funds and strive to anticipate opportunities as well as risks.

      Thank you for choosing the Wells Fargo Tax-Free Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Limited Term Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and California individual income tax, while preserving capital.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Stephen Galiani                         11/18/92

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.08%(1) for the six-month period ended December 31, 2004, excluding sales charges, outperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 2.10% for the same period. The Fund's Class A shares distributed $0.14 per share in dividend income and $0.02 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month reporting period, short-term interest rates rose and intermediate rates fell. The Fund benefited from holdings of bonds with durations longer than that of its benchmark, with more than 60% of its positions having maturities beyond five years, where performance was strongest.

      At the beginning of the period, over 25% of the portfolio was represented by lower investment-grade paper (bonds rated "A" or "BBB"), which benefited from the spread tightening between higher-quality and lower-quality bonds that took place during the period. Halfway through the period, approximately 15% of the Fund's portfolio was moved into ultra short-maturity floating-rate paper, which provided somewhat sub-par returns. This portion of the portfolio underperformed and, therefore, was a drag on the overall performance of the Fund.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Generally, we remained fully invested during the first half of the six-month period. Early in the period, we extended the Fund's duration by adding a number of positions with maturities of seven-years to ten-years. Then, during the last week of September 2004, we began reducing the Fund's long-term exposure and increasing liquidity positions in anticipation of rising short-term rates. We also eliminated a number of positions with lower yields and focused on new purchases in the seven-year to nine-year maturity range.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board may continue to raise short-term interest rates for at least the first half of 2005, while we believe the intermediate portion of the maturity spectrum is likely to remain within its recent trading range, with possibly a slight uptick. In this environment, we are emphasizing short-term floating rate securities that can take advantage of rising interest rates and also positions in four-year to seven-year maturities, while reducing positions in the ten-year range. We are also reducing exposure to lower investment-grade credits in favor of higher-quality positions.

--------------------------------------------------------------------------------

      The views expressed are as of December 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo California Limited Term Tax-Free Fund.

      A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A and Institutional Class shares of the Wells Fargo California Limited Term Tax-Free Fund for periods prior to November 8,1999,reflects performance of the Class A and Institutional Class shares of the Stagecoach California Tax-Free Income Fund, its predecessor fund. Performance shown for the Class C shares of the Wells Fargo California Limited Term Tax-Free Fund for the periods shown prior to August 30, 2002, reflects the performance of the Class A shares of the Wells Fargo California Limited Term Tax-Free Fund,adjusted to reflect the Class C sales charges and expenses.Effective at the close of business November 5,1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with an approximate maturity of three years.The total return of the Index does not include the effect of sales charges,and you cannot invest directly in an index.Had the Index incurred operating expenses,its performance would have been lower.

PERFORMANCE HIGHLIGHTS     WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

                                                                Including Sales Charge             Excluding Sales Charge
                                                          ----------------------------------   --------------------------------
                                                          6-Month*   1-Year  5-Year  10-Year   6-Month* 1-Year 5-Year  10-Year
   Wells Fargo California Limited Term Tax-Free Fund -       0.02     (0.57)   3.74    4.21      3.08    2.51    4.37      4.53
   Class A
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo California Limited Term Tax-Free Fund -       1.60      0.75    3.49    3.65      2.60    1.75    3.49      3.65
   Class C
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo California Limited Term Tax-Free Fund -
   Institutional Class                                                                           3.27    2.82    4.59      4.66
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
     Lehman Brothers 3-Year Municipal Bond Index(2)                                              2.10    1.78    4.78      4.97
-------------------------------------------------------------------------------------------------------------------------------

     *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------
   Average Credit Quality(4)                                                AA+
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 4.49%
--------------------------------------------------------------------------------
   Weighted Average Maturity                                          4.7 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                         3.6 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        50%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class A, C, I)                 $10.62, $10.61, $10.45
--------------------------------------------------------------------------------
   30-Day SEC Yield(5) (Class A, C, I)                       2.15%, 1.47%, 2.47%
--------------------------------------------------------------------------------
   Distribution Rate(6) (Class A, C, I)                      2.43%, 1.77%, 2.82%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7) (Class A, C, I)        3.65%, 2.49%, 4.19%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                       11.51%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

        Wells Fargo California        Lehman Brothers     Wells Fargo California
        Limited Term Tax-Free        3-Year Municipal     Limited Term Tax-Free-
            Fund - Class A              Bond Index          Institutional Class
 Dec-94         9,700                     $10,000                   10,000
 Jan-95         9,814                     $10,083                   10,113
 Feb-95         9,951                     $10,189                   10,254
 Mar-95        10,035                     $10,280                   10,341
 Apr-95        10,054                     $10,315                   10,360
 May-95        10,196                     $10,473                   10,507
 Jun-95        10,199                     $10,498                   10,510
 Jul-95        10,288                     $10,609                   10,602
 Aug-95        10,361                     $10,692                   10,676
 Sep-95        10,403                     $10,722                   10,720
 Oct-95        10,464                     $10,774                   10,783
 Nov-95        10,537                     $10,843                   10,859
 Dec-95        10,591                     $10,887                   10,914
 Jan-96        10,676                     $10,972                   11,002
 Feb-96        10,667                     $10,975                   10,992
 Mar-96        10,598                     $10,948                   10,921
 Apr-96        10,601                     $10,961                   10,924
 May-96        10,598                     $10,971                   10,921
 Jun-96        10,650                     $11,036                   10,975
 Jul-96        10,726                     $11,098                   11,053
 Aug-96        10,734                     $11,114                   11,061
 Sep-96        10,804                     $11,182                   11,134
 Oct-96        10,888                     $11,260                   11,211
 Nov-96        11,007                     $11,365                   11,347
 Dec-96        10,998                     $11,370                   11,338
 Jan-97        11,047                     $11,420                   11,378
 Feb-97        11,101                     $11,475                   11,434
 Mar-97        11,017                     $11,416                   11,357
 Apr-97        11,063                     $11,465                   11,394
 May-97        11,164                     $11,559                   11,511
 Jun-97        11,230                     $11,627                   11,580
 Jul-97        11,385                     $11,765                   11,731
 Aug-97        11,358                     $11,742                   11,702
 Sep-97        11,425                     $11,826                   11,773
 Oct-97        11,464                     $11,878                   11,814
 Nov-97        11,487                     $11,912                   11,837
 Dec-97        11,562                     $11,993                   11,916
 Jan-98        11,667                     $12,073                   12,026
 Feb-98        11,678                     $12,098                   12,037
 Mar-98        11,669                     $12,117                   12,028
 Apr-98        11,638                     $12,101                   11,996
 May-98        11,742                     $12,213                   12,104
 Jun-98        11,777                     $12,254                   12,142
 Jul-98        11,828                     $12,298                   12,194
 Aug-98        11,987                     $12,417                   12,361
 Sep-98        12,126                     $12,496                   12,494
 Oct-98        12,142                     $12,557                   12,523
 Nov-98        12,178                     $12,587                   12,561
 Dec-98        12,193                     $12,618                   12,574
 Jan-99        12,313                     $12,732                   12,700
 Feb-99        12,278                     $12,746                   12,663
 Mar-99        12,305                     $12,757                   12,703
 Apr-99        12,310                     $12,797                   12,696
 May-99        12,263                     $12,778                   12,647
 Jun-99        12,111                     $12,702                   12,500
 Jul-99        12,186                     $12,765                   12,566
 Aug-99        12,164                     $12,780                   12,543
 Sep-99        12,213                     $12,828                   12,607
 Oct-99        12,180                     $12,830                   12,573
 Nov-99        12,242                     $12,886                   12,627
 Dec-99        12,197                     $12,866                   12,592
 Jan-00        12,236                     $12,889                   12,634
 Feb-00        12,288                     $12,929                   12,689
 Mar-00        12,381                     $12,996                   12,788
 Apr-00        12,352                     $12,998                   12,758
 May-00        12,375                     $13,011                   12,783
 Jun-00        12,557                     $13,176                   12,975
 Jul-00        12,653                     $13,282                   13,076
 Aug-00        12,787                     $13,383                   13,218
 Sep-00        12,758                     $13,387                   13,189
 Oct-00        12,818                     $13,462                   13,253
 Nov-00        12,878                     $13,517                   13,316
 Dec-00        13,027                     $13,667                   13,474
 Jan-01        13,184                     $13,875                   13,627
 Feb-01        13,209                     $13,928                   13,654
 Mar-01        13,249                     $14,026                   13,711
 Apr-01        13,135                     $14,006                   13,592
 May-01        13,237                     $14,134                   13,700
 Jun-01        13,311                     $14,197                   13,779
 Jul-01        13,424                     $14,313                   13,900
 Aug-01        13,577                     $14,461                   14,061
 Sep-01        13,584                     $14,534                   14,057
 Oct-01        13,683                     $14,627                   14,175
 Nov-01        13,611                     $14,582                   14,087
 Dec-01        13,575                     $14,568                   14,063
 Jan-02        13,729                     $14,753                   14,214
 Feb-02        13,840                     $14,864                   14,332
 Mar-02        13,586                     $14,642                   14,079
 Apr-02        13,791                     $14,857                   14,295
 May-02        13,904                     $14,943                   14,402
 Jun-02        13,977                     $15,072                   14,494
 Jul-02        14,088                     $15,190                   14,613
 Aug-02        14,214                     $15,287                   14,732
 Sep-02        14,403                     $15,407                   14,934
 Oct-02        14,179                     $15,323                   14,713
 Nov-02        14,194                     $15,327                   14,732
 Dec-02        14,399                     $15,547                   14,936
 Jan-03        14,361                     $15,596                   14,898
 Feb-03        14,482                     $15,697                   15,029
 Mar-03        14,456                     $15,678                   15,019
 Apr-03        14,523                     $15,721                   15,079
 May-03        14,671                     $15,842                   15,239
 Jun-03        14,639                     $15,817                   15,208
 Jul-03        14,388                     $15,675                   14,960
 Aug-03        14,466                     $15,754                   15,032
 Sep-03        14,694                     $15,991                   15,277
 Oct-03        14,651                     $15,915                   15,235
 Nov-03        14,704                     $15,930                   15,294
 Dec-03        14,736                     $15,964                   15,329
 Jan-04        14,791                     $16,019                   15,391
 Feb-04        14,914                     $16,155                   15,524
 Mar-04        14,858                     $16,112                   15,469
 Apr-04        14,649                     $15,949                   15,266
 May-04        14,624                     $15,886                   15,228
 Jun-04        14,654                     $15,914                   15,263
 Jul-04        14,770                     $16,032                   15,389
 Aug-04        14,958                     $16,202                   15,591
 Sep-04        15,005                     $16,220                   15,645
 Oct-04        15,067                     $16,265                   15,714
 Nov-04        14,971                     $16,187                   15,615
 Dec-04        15,106                     $16,250                   15,762

CREDIT QUALITY(3),(4) (as of December 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                             57%
AA                                               2%
A                                               11%
BBB                                             13%
SP1                                             11%
Cash                                             6%

MATURITY DISTRIBUTION(3) (as of December 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                        25%
2-5 years                                       33%
6-10 Years                                      42%

--------------------------------------------------------------------------------
(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo California Limited Term Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO CALIFORNIA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo California Tax-Free Fund (the Fund) seeks to provide investors with a high level of current income exempt from federal income tax and California individual income tax, while preserving capital, by investing in intermediate- to long-term investment-grade municipal securities.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Stephen Galiani                         10/06/88

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.72%(1) for the six-month period ended December 31, 2004, excluding sales charges, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 5.19% during the same period. The Fund's Class A shares distributed $0.25 per share in dividend income and $0.06 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the six-month reporting period, short-term interest rates rose and intermediate rates fell. From July 2004 through September 2004, the Fund benefited from holdings of bonds with durations longer than that of its benchmark, with more than 75% of its positions having maturities beyond 12 years, where performance was strongest. However, we shifted the portfolio to a more defensive posture midway through the period--a premature move since longer maturities continued to outperform through the year-end.

      At the beginning of the period, approximately 40% of the portfolio was represented by lower investment-grade paper (bonds rated "A" or "BBB"), which benefited from the spread tightening between higher-quality and lower-quality bonds that took place during the period. In the middle of the six-month period, approximately 5% of the Fund's portfolio was moved into ultra-short maturity floating-rate paper, which provided somewhat sub-par returns. This portion of the portfolio underperformed and, therefore, detracted from the Fund's overall performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Generally, we remained fully invested during the first three months of the semi-annual period, occasionally selling holdings to maintain enough liquidity to meet redemptions. However, during the last week of September 2004, we began reducing the Fund's long exposure and increasing liquidity positions. We maintained this more defensive posture through the year-end.

      Another change we instituted during the period was a reallocation of the Fund's exposure to zero-coupon bonds. We replaced a number of conventional "AAA"-insured zero-coupon bonds with "escrowed-to-maturity" (E-T-M) zero-coupon bonds--bonds that are secured by portfolios of U.S. Treasury securities held in trust. This was done because we anticipate a spread widening between these two types of "zero's," resulting in potential outperformance by E-T-M securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board will continue to raise short-term rates for at least the first half of 2005, while we believe intermediate and long maturities are likely to remain within their recent trading ranges, with possibly a slight uptick. In this environment, we expect to use a "barbell" strategy, focusing on investments on the short and long ends of the maturity spectrum while reducing exposure to the intermediate area, which we view as vulnerable.

--------------------------------------------------------------------------------
      The views expressed are as of December 31, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo California Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of December 31, 2004)
--------------------------------------------------------------------------------

                                                                Including Sales Charge              Excluding Sales Charge
                                                         ------------------------------------  ---------------------------------
                                                         6-Month*    1-Year  5-Year  10-Year   6-Month* 1-Year  5-Year  10-Year
--------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo California Tax-Free Fund - Class A          0.95       0.17    5.93    6.12       5.72     4.85   6.91     6.61
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo California Tax-Free Fund - Class B          0.31      (1.03)   5.76    5.80       5.31     3.97   6.07     5.80
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo California Tax-Free Fund - Class C          4.40       3.06    6.07    5.81       5.40     4.06   6.07     5.81
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo California Tax-Free Fund -
   Institutional Class                                                                           5.84     5.10   7.10     6.72
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Municipal Bond Index(2)                                                    5.19     4.48   7.20     7.06
-------------------------------------------------------------------------------------------------------------------------------

   *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


FUND CHARACTERISTICS(3) (as of December 31, 2004)
-----------------------------------------------------------------------------
   Average Credit Quality(4)                                              AA
-----------------------------------------------------------------------------
   Weighted Average Coupon                                              4.34%
-----------------------------------------------------------------------------
   Weighted Average Maturity                                      16.1 years
-----------------------------------------------------------------------------
   Estimated Average Duration                                      6.0 years
-----------------------------------------------------------------------------
   Portfolio Turnover                                                     14%
-----------------------------------------------------------------------------
   Net Asset Value (NAV) (Class A, B, C, I)   $11.33, $11.55, $11.56, $11.35
-----------------------------------------------------------------------------
   30-Day SEC Yield(5) (Class A, B, C, I)          3.53%, 2.94%, 2.94%, 3.94%
-----------------------------------------------------------------------------
   Distribution Rate(6) (Class A, B, C, I)         4.14%, 3.48%, 3.48%, 4.57%
-----------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7)
     (Class A, B, C, I)                            5.99%, 4.99%, 4.99%, 6.68%
-----------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                     6.90%
-----------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


             Wells Fargo California    Wells Fargo California
                   Tax-Free                   Tax-Free              Lehman Brothers
                   Class A              Institutional Class       Municipal Bond Index
12/31/1994           9,550                     10,000                    $10,000
 1/31/1995           9,816                     10,277                    $10,286
 2/28/1995          10,054                     10,527                    $10,585
 3/31/1995          10,142                     10,619                    $10,707
 4/30/1995          10,144                     10,622                    $10,720
 5/31/1995          10,451                     10,943                    $11,062
 6/30/1995          10,309                     10,794                    $10,966
 7/31/1995          10,372                     10,860                    $11,070
 8/31/1995          10,506                     11,001                    $11,210
 9/30/1995          10,593                     11,092                    $11,281
10/31/1995          10,786                     11,293                    $11,445
11/30/1995          10,989                     11,506                    $11,635
12/31/1995          11,115                     11,638                    $11,746
 1/31/1996          11,172                     11,698                    $11,836
 2/29/1996          11,072                     11,593                    $11,755
 3/31/1996          10,902                     11,415                    $11,605
 4/30/1996          10,855                     11,365                    $11,572
 5/31/1996          10,863                     11,374                    $11,568
 6/30/1996          10,990                     11,507                    $11,694
 7/31/1996          11,111                     11,634                    $11,799
 8/31/1996          11,119                     11,642                    $11,797
 9/30/1996          11,290                     11,821                    $11,962
10/31/1996          11,412                     11,949                    $12,097
11/30/1996          11,633                     12,180                    $12,318
12/31/1996          11,564                     12,108                    $12,267
 1/31/1997          11,584                     12,129                    $12,290
 2/28/1997          11,696                     12,246                    $12,403
 3/31/1997          11,532                     12,074                    $12,238
 4/30/1997          11,635                     12,182                    $12,341
 5/31/1997          11,810                     12,365                    $12,527
 6/30/1997          11,913                     12,473                    $12,661
 7/31/1997          12,301                     12,880                    $13,012
 8/31/1997          12,159                     12,732                    $12,890
 9/30/1997          12,297                     12,876                    $13,043
10/31/1997          12,373                     12,955                    $13,126
11/30/1997          12,429                     13,014                    $13,204
12/31/1997          12,600                     13,194                    $13,397
 1/31/1998          12,763                     13,365                    $13,535
 2/28/1998          12,764                     13,355                    $13,539
 3/31/1998          12,756                     13,359                    $13,551
 4/30/1998          12,704                     13,305                    $13,490
 5/31/1998          12,912                     13,512                    $13,703
 6/30/1998          12,961                     13,563                    $13,757
 7/31/1998          12,980                     13,596                    $13,791
 8/31/1998          13,197                     13,824                    $14,005
 9/30/1998          13,406                     14,043                    $14,180
10/31/1998          13,401                     14,038                    $14,180
11/30/1998          13,448                     14,087                    $14,229
12/31/1998          13,459                     14,100                    $14,265
 1/31/1999          13,627                     14,264                    $14,435
 2/28/1999          13,554                     14,201                    $14,371
 3/31/1999          13,605                     14,243                    $14,391
 4/30/1999          13,610                     14,261                    $14,427
 5/31/1999          13,490                     14,137                    $14,344
 6/30/1999          13,264                     13,901                    $14,137
 7/31/1999          13,306                     13,946                    $14,188
 8/31/1999          13,151                     13,784                    $14,074
 9/30/1999          13,166                     13,788                    $14,080
10/31/1999          12,975                     13,591                    $13,928
11/30/1999          13,125                     13,763                    $14,076
12/31/1999          12,967                     13,600                    $13,970
 1/31/2000          12,898                     13,530                    $13,909
 2/29/2000          13,125                     13,756                    $14,070
 3/31/2000          13,456                     14,117                    $14,377
 4/30/2000          13,335                     13,980                    $14,292
 5/31/2000          13,279                     13,937                    $14,218
 6/30/2000          13,676                     14,341                    $14,594
 7/31/2000          13,899                     14,576                    $14,797
 8/31/2000          14,199                     14,906                    $15,025
 9/30/2000          14,114                     14,806                    $14,947
10/31/2000          14,212                     14,924                    $15,110
11/30/2000          14,334                     15,054                    $15,225
12/31/2000          14,743                     15,472                    $15,601
 1/31/2001          14,804                     15,551                    $15,755
 2/28/2001          14,859                     15,611                    $15,806
 3/31/2001          14,946                     15,691                    $15,948
 4/30/2001          14,729                     15,466                    $15,776
 5/31/2001          14,894                     15,655                    $15,946
 6/30/2001          14,979                     15,746                    $16,053
 7/31/2001          15,213                     15,994                    $16,290
 8/31/2001          15,554                     16,354                    $16,559
 9/30/2001          15,505                     16,306                    $16,503
10/31/2001          15,660                     16,471                    $16,699
11/30/2001          15,544                     16,337                    $16,559
12/31/2001          15,362                     16,163                    $16,402
 1/31/2002          15,562                     16,376                    $16,685
 2/28/2002          15,716                     16,539                    $16,886
 3/31/2002          15,378                     16,187                    $16,555
 4/30/2002          15,620                     16,443                    $16,878
 5/31/2002          15,739                     16,557                    $16,980
 6/30/2002          15,828                     16,667                    $17,160
 7/31/2002          15,992                     16,842                    $17,382
 8/31/2002          16,213                     17,077                    $17,590
 9/30/2002          16,602                     17,489                    $17,976
10/31/2002          16,243                     17,113                    $17,677
11/30/2002          16,222                     17,080                    $17,603
12/31/2002          16,521                     17,413                    $17,974
 1/31/2003          16,438                     17,315                    $17,930
 2/28/2003          16,654                     17,545                    $18,181
 3/31/2003          16,658                     17,553                    $18,191
 4/30/2003          16,820                     17,727                    $18,311
 5/31/2003          17,161                     18,105                    $18,740
 6/30/2003          17,058                     17,985                    $18,659
 7/31/2003          16,441                     17,339                    $18,006
 8/31/2003          16,577                     17,486                    $18,141
 9/30/2003          17,024                     17,960                    $18,675
10/31/2003          16,955                     17,891                    $18,581
11/30/2003          17,169                     18,120                    $18,775
12/31/2003          17,270                     18,231                    $18,930
 1/31/2004          17,334                     18,302                    $19,038
 2/29/2004          17,654                     18,643                    $19,326
 3/31/2004          17,565                     18,553                    $19,258
 4/30/2004          17,090                     18,056                    $18,802
 5/31/2004          17,048                     18,015                    $18,734
 6/30/2004          17,128                     18,103                    $18,802
 7/31/2004          17,381                     18,374                    $19,050
 8/31/2004          17,744                     18,761                    $19,431
 9/30/2004          17,872                     18,900                    $19,534
10/31/2004          18,032                     19,073                    $19,702
11/30/2004          17,874                     18,911                    $19,540
12/31/2004          18,107                     19,161                    $19,778

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                             48%
AA                                               6%
A                                               12%
BBB                                             17%
SP1                                              4%
Unrated                                         13%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                         7%
2-5 Years                                        7%
6-10 Years                                      11%
11-20 Years                                     45%
21+ Years                                       30%

--------------------------------------------------------------------------------
      Performance shown for Class A, Class B, Class C and Institutional Class shares of the California Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach California Tax-Free Bond Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express California Tax-Free Bond Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class C shares of the Fund reflects performance of the Class D shares of the Overland Fund. Performance shown for the Class B shares of the Fund for periods prior to December 12, 1997, reflects performance of the Class D shares of the Overland Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 41.05%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo California Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO COLORADO TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Colorado Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Colorado individual income tax, consistent with the preservation of capital.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         06/01/93
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.65%(1) during the six-month period ended December 31, 2004, excluding sales charges, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 5.19% for the same period. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major factor that impacted the Fund's performance during the period was the short duration of its holdings versus the benchmark. The Fund had much lighter exposure to the 20- to 30-year sector of the yield curve compared to the benchmark, and this range generated the best total returns for the period.

      In general, the Fund's holdings in the health care sector and other low investment-grade issues performed well. High-coupon bonds with good call protection and longer maturities also performed well, as long-term interest rates dropped by more than 0.40% and interest rates and bond prices have an inverse relationship. Additionally, one position was pre-refunded during the period, leading to a significant one-time total-return event.

      The Fund's holdings of single-family mortgage revenue bonds underperformed, as their price levels were virtually unchanged in spite of the rally in municipal rates. One multi-family housing revenue bond was downgraded from "BBB" to "BB" during the period, which led to a price adjustment that negatively impacted the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Though several bond purchases were made in the 20- to 25-year maturity range, the Fund still ended the period with less exposure to long-dated assets than its benchmark. Shareholder redemption activity during the fourth quarter of 2004 triggered some selling, so the Fund focused mainly on the 2- to 12-year sector to raise cash. Additionally, we added one higher-yielding, non-rated water and sewer revenue bond to the Fund's portfolio that we felt was priced at an attractive level.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board will continue to raise short-term rates for at least the first half of 2005, while we believe the intermediate- and long-term maturities are likely to remain within recent trading ranges with some potential for higher rate levels. In this environment, we are reducing our exposure to lower investment-grade credits in favor of higher-quality positions. We will also look for ways to reduce our exposure to short maturity bonds while seeking to preserve assets with higher yields.

--------------------------------------------------------------------------------
      The views expressed are as of December 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Colorado Tax-Free Fund.

      A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Colorado Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Colorado Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

                                                                    Including Sales Charge              Excluding Sales Charge
                                                               ---------------------------------  ---------------------------------
                                                               6-Month*  1-Year  5-Year  10-Year   6-Month* 1-Year 5-Year  10-Year
-----------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Colorado Tax-Free Fund - Class A                 (0.06)   (0.90)   6.49    6.40      4.65    3.77    7.48     6.89
-----------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Colorado Tax-Free Fund - Class B                 (0.75)   (2.01)   6.34    6.09      4.25    2.99    6.65     6.09
-----------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Colorado Tax-Free Fund - Institutional Class                                         4.78    4.03    7.57     6.95
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
     Lehman Brothers Municipal Bond Index(2)                                                        5.19    4.48    7.20     7.06
-----------------------------------------------------------------------------------------------------------------------------------

     *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2004)
-----------------------------------------------------------------------------
   Average Credit Quality(4)                                             AA+
-----------------------------------------------------------------------------
   Weighted Average Coupon                                              5.67%
-----------------------------------------------------------------------------
   Weighted Average Maturity                                      12.0 years
-----------------------------------------------------------------------------
   Estimated Average Duration                                      4.9 years
-----------------------------------------------------------------------------
   Portfolio Turnover                                                     10%
-----------------------------------------------------------------------------
   Net Asset Value (NAV) (Class A, B, I)              $10.90, $10.91, $10.90
-----------------------------------------------------------------------------
   30-Day SEC Yield(5) (Class A, B, I)                    3.97%, 3.41%, 4.41%
-----------------------------------------------------------------------------
   Distribution Rate(6) (Class A, B, I)                   4.07%, 3.51%, 4.51%
-----------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7)
      (Class A, B, I)                                     6.40%, 5.50%, 7.11%
-----------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                     7.67%
-----------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


          Wells Fargo Colorado    Wells Fargo Colorado
               Tax-Free                 Tax-Free-             Lehman Brothers
                Class A           Institutional Class       Municipal Bond Index
 Dec-94           9,550                  10,000                   $10,000
 Jan-95           9,744                  10,203                   $10,286
 Feb-95          10,000                  10,483                   $10,585
 Mar-95          10,088                  10,575                   $10,707
 Apr-95          10,118                  10,594                   $10,720
 May-95          10,446                  10,939                   $11,062
 Jun-95          10,367                  10,855                   $10,966
 Jul-95          10,483                  10,977                   $11,070
 Aug-95          10,636                  11,137                   $11,210
 Sep-95          10,695                  11,198                   $11,281
 Oct-95          10,848                  11,359                   $11,445
 Nov-95          11,035                  11,566                   $11,635
 Dec-95          11,173                  11,699                   $11,746
 Jan-96          11,254                  11,784                   $11,836
 Feb-96          11,168                  11,706                   $11,755
 Mar-96          11,031                  11,563                   $11,605
 Apr-96          10,972                  11,500                   $11,572
 May-96          11,005                  11,524                   $11,568
 Jun-96          11,142                  11,667                   $11,694
 Jul-96          11,273                  11,804                   $11,799
 Aug-96          11,252                  11,782                   $11,797
 Sep-96          11,436                  11,974                   $11,962
 Oct-96          11,568                  12,113                   $12,097
 Nov-96          11,723                  12,275                   $12,318
 Dec-96          11,718                  12,270                   $12,267
 Jan-97          11,783                  12,339                   $12,290
 Feb-97          11,865                  12,424                   $12,403
 Mar-97          11,705                  12,256                   $12,238
 Apr-97          11,814                  12,371                   $12,341
 May-97          11,996                  12,561                   $12,527
 Jun-97          12,117                  12,688                   $12,661
 Jul-97          12,511                  13,101                   $13,012
 Aug-97          12,316                  12,896                   $12,890
 Sep-97          12,486                  13,087                   $13,043
 Oct-97          12,612                  13,206                   $13,126
 Nov-97          12,688                  13,298                   $13,204
 Dec-97          12,924                  13,533                   $13,397
 Jan-98          13,040                  13,667                   $13,535
 Feb-98          13,040                  13,655                   $13,539
 Mar-98          13,045                  13,660                   $13,551
 Apr-98          12,927                  13,549                   $13,490
 May-98          13,190                  13,812                   $13,703
 Jun-98          13,243                  13,867                   $13,757
 Jul-98          13,260                  13,885                   $13,791
 Aug-98          13,489                  14,124                   $14,005
 Sep-98          13,691                  14,336                   $14,180
 Oct-98          13,580                  14,220                   $14,180
 Nov-98          13,681                  14,326                   $14,229
 Dec-98          13,718                  14,364                   $14,265
 Jan-99          13,861                  14,515                   $14,435
 Feb-99          13,744                  14,392                   $14,371
 Mar-99          13,736                  14,383                   $14,391
 Apr-99          13,777                  14,440                   $14,427
 May-99          13,690                  14,335                   $14,344
 Jun-99          13,420                  14,053                   $14,137
 Jul-99          13,438                  14,072                   $14,188
 Aug-99          13,274                  13,900                   $14,074
 Sep-99          13,174                  13,795                   $14,080
 Oct-99          12,997                  13,609                   $13,928
 Nov-99          13,134                  13,753                   $14,076
 Dec-99          12,965                  13,590                   $13,970
 Jan-00          12,826                  13,431                   $13,909
 Feb-00          13,073                  13,689                   $14,070
 Mar-00          13,391                  14,036                   $14,377
 Apr-00          13,303                  13,930                   $14,292
 May-00          13,161                  13,781                   $14,218
 Jun-00          13,537                  14,189                   $14,594
 Jul-00          13,765                  14,428                   $14,797
 Aug-00          14,036                  14,697                   $15,025
 Sep-00          13,931                  14,602                   $14,947
 Oct-00          14,106                  14,771                   $15,110
 Nov-00          14,226                  14,896                   $15,225
 Dec-00          14,747                  15,442                   $15,601
 Jan-01          14,846                  15,560                   $15,755
 Feb-01          14,939                  15,643                   $15,806
 Mar-01          15,064                  15,774                   $15,948
 Apr-01          14,797                  15,494                   $15,776
 May-01          14,948                  15,667                   $15,946
 Jun-01          15,099                  15,826                   $16,053
 Jul-01          15,396                  16,122                   $16,290
 Aug-01          15,723                  16,464                   $16,559
 Sep-01          15,639                  16,392                   $16,503
 Oct-01          15,822                  16,568                   $16,699
 Nov-01          15,679                  16,418                   $16,559
 Dec-01          15,540                  16,272                   $16,402
 Jan-02          15,758                  16,501                   $16,685
 Feb-02          15,955                  16,707                   $16,886
 Mar-02          15,647                  16,400                   $16,555
 Apr-02          15,923                  16,689                   $16,878
 May-02          16,020                  16,790                   $16,980
 Jun-02          16,207                  16,986                   $17,160
 Jul-02          16,550                  17,346                   $17,382
 Aug-02          16,772                  17,562                   $17,590
 Sep-02          17,178                  17,987                   $17,976
 Oct-02          16,830                  17,623                   $17,677
 Nov-02          16,753                  17,546                   $17,603
 Dec-02          17,132                  17,946                   $17,974
 Jan-03          17,042                  17,856                   $17,930
 Feb-03          17,274                  18,102                   $18,181
 Mar-03          17,260                  18,092                   $18,191
 Apr-03          17,385                  18,227                   $18,311
 May-03          17,749                  18,612                   $18,740
 Jun-03          17,604                  18,464                   $18,659
 Jul-03          17,045                  17,881                   $18,006
 Aug-03          17,222                  18,071                   $18,141
 Sep-03          17,658                  18,532                   $18,675
 Oct-03          17,578                  18,452                   $18,581
 Nov-03          17,772                  18,659                   $18,775
 Dec-03          17,918                  18,817                   $18,930
 Jan-04          17,966                  18,872                   $19,038
 Feb-04          18,240                  19,162                   $19,326
 Mar-04          18,106                  19,026                   $19,258
 Apr-04          17,673                  18,592                   $18,802
 May-04          17,654                  18,558                   $18,734
 Jun-04          17,768                  18,682                   $18,802
 Jul-04          18,018                  18,949                   $19,050
 Aug-04          18,352                  19,304                   $19,431
 Sep-04          18,433                  19,393                   $19,534
 Oct-04          18,548                  19,519                   $19,702
 Nov-04          18,375                  19,340                   $19,540
 Dec-04          18,595                  19,576                   $19,778

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                       52%
AA                                        19%
A                                          7%
BBB                                       10%
BB                                         1%
B                                          1%
Cash                                       3%
Unrated                                    7%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------
  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                   8%
2-5 Years                                  9%
6-10 Years                                18%
11-20 Years                               57%
21+ Years                                  8%

--------------------------------------------------------------------------------
(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 38.01%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo Colorado Tax-Free Fund Class A and Institutional Class shares for the most recent 10 years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MINNESOTA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Minnesota Tax-Free Fund (the Fund) seeks a high level of current income exempt from federal income tax and Minnesota individual income tax, without assuming undue risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Stephen Galiani                        01/12/88
   Arthur C. Evans

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.59%(1) for the six-month period ended December 31, 2004, excluding sales charges, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 5.19% for the same period. The Fund's Class A shares distributed $0.22 per share in dividend income and $0.05 per share in capital gains during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major factor that impacted the Fund's performance was the short duration of its holdings. Since rising interest rates are usually negative for bonds, the worst performing securities were those with shorter maturities. The Fund's duration was 5% to 10% shorter than that of its benchmark for the period.

      The housing sector stands out as the worst performing sector for the period. The premium risk associated with these bonds being called limited their potential appreciation, and several bonds that were called saw negative returns for the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, we sold positions with lower yields and maintained those with longer durations. We added some higher-yielding bonds to the Fund's portfolio during the period when potential opportunities presented themselves. The Fund experienced a large number of redemptions during the early part of the period, which led us to maintain a larger than normal liquidity position.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board may continue to raise short-term rates for at least the first half of 2005, while we believe bonds with intermediate and long maturities are likely to remain within their recent trading ranges, with potential for a slight increase.

      We are seeking to improve the Fund's performance by reducing exposure in the 10- to 15-year range, which we view as vulnerable, while selectively adding positions in the 25-year maturity range, which we believe to potentially be more promising in a rising short-term interest rate environment.

--------------------------------------------------------------------------------
      The views expressed are as of December 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Minnesota Tax-Free Fund.

      A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).Any capital gains distributions may be taxable.


(1) The Fund's Adviser has committed through October 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Minnesota Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Minnesota Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

                                                                Including Sales Charge           Excluding Sales Charge
                                                           -----------------------------------  -------------------------------
                                                               6-Month* 1-Year  5-Year 10-Year  6-Month* 1-Year 5-Year  10-Year
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Minnesota Tax-Free Fund - Class A                (0.12)  (0.86)   6.07   5.94     4.59     3.81   7.05     6.43
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Minnesota Tax-Free Fund - Class B                (0.81)  (1.96)   5.94   5.64     4.19     3.04   6.26     5.64
-------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo Minnesota Tax-Free Fund - Institutional Class                                     4.72     4.07   7.17     6.48
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
     Lehman Brothers Municipal Bond Index(2)                                                     5.19     4.48   7.20     7.06
-------------------------------------------------------------------------------------------------------------------------------

     *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------
   Average Credit Quality(4)                                                AA+
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 4.93%
--------------------------------------------------------------------------------
   Weighted Average Maturity                                         12.3 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                         4.9 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                         6%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class A, B, I)                 $11.11, $11.11, $11.11
--------------------------------------------------------------------------------
   30-Day SEC Yield(5) (Class A, B, I)                       3.48%, 2.89%, 3.90%
--------------------------------------------------------------------------------
   Distribution Rate(6) (Class A, B, I)                      3.81%, 3.24%, 4.24%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7) (Class A, B, I)        5.81%, 4.82%, 6.51%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                        0.72%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


              Wells Fargo Minnesota     Wells Fargo Minnesota
                     Tax-Free-               Tax-Free-            Lehman Brothers
                     Class A             Institutional Class    Municipal Bond Index
 12/31/1994             9550                  10,000                   $10,000
  1/31/1995             9830                  10,282                   $10,286
  2/28/1995            10121                  10,587                   $10,585
  3/31/1995            10203                  10,673                   $10,707
  4/30/1995            10208                  10,679                   $10,720
  5/31/1995            10539                  11,024                   $11,062
  6/30/1995            10439                  10,920                   $10,966
  7/31/1995            10496                  10,980                   $11,070
  8/31/1995            10618                  11,107                   $11,210
  9/30/1995            10678                  11,170                   $11,281
 10/31/1995            10859                  11,360                   $11,445
 11/30/1995            11062                  11,571                   $11,635
 12/31/1995            11193                  11,709                   $11,746
  1/31/1996            11260                  11,779                   $11,836
  2/29/1996            11159                  11,684                   $11,755
  3/31/1996            10997                  11,503                   $11,605
  4/30/1996            10959                  11,464                   $11,572
  5/31/1996            10957                  11,462                   $11,568
  6/30/1996            11097                  11,608                   $11,694
  7/31/1996            11187                  11,703                   $11,799
  8/31/1996            11154                  11,668                   $11,797
  9/30/1996            11338                  11,861                   $11,962
 10/31/1996            11463                  11,991                   $12,097
 11/30/1996            11665                  12,203                   $12,318
 12/31/1996            11617                  12,152                   $12,267
  1/31/1997            11614                  12,149                   $12,290
  2/28/1997            11704                  12,244                   $12,403
  3/31/1997            11543                  12,074                   $12,238
  4/30/1997            11669                  12,207                   $12,341
  5/31/1997            11832                  12,377                   $12,527
  6/30/1997            11947                  12,497                   $12,661
  7/31/1997            12312                  12,879                   $13,012
  8/31/1997            12148                  12,720                   $12,890
  9/30/1997            12311                  12,878                   $13,043
 10/31/1997            12407                  12,979                   $13,126
 11/30/1997            12480                  13,055                   $13,204
 12/31/1997            12681                  13,265                   $13,397
  1/31/1998            12813                  13,404                   $13,535
  2/28/1998            12814                  13,404                   $13,539
  3/31/1998            12819                  13,409                   $13,551
  4/30/1998            12729                  13,316                   $13,490
  5/31/1998            12981                  13,579                   $13,703
  6/30/1998            13031                  13,632                   $13,757
  7/31/1998            13048                  13,649                   $13,791
  8/31/1998            13278                  13,902                   $14,005
  9/30/1998            13471                  14,092                   $14,180
 10/31/1998            13380                  13,997                   $14,180
 11/30/1998            13442                  14,062                   $14,229
 12/31/1998            13470                  14,091                   $14,265
  1/31/1999            13595                  14,222                   $14,435
  2/28/1999            13533                  14,157                   $14,371
  3/31/1999            13538                  14,161                   $14,391
  4/30/1999            13577                  14,202                   $14,427
  5/31/1999            13495                  14,117                   $14,344
  6/30/1999            13275                  13,887                   $14,137
  7/31/1999            13267                  13,879                   $14,188
  8/31/1999            13050                  13,651                   $14,074
  9/30/1999            12930                  13,525                   $14,080
 10/31/1999            12698                  13,283                   $13,928
 11/30/1999            12816                  13,407                   $14,076
 12/31/1999            12671                  13,255                   $13,970
  1/31/2000            12563                  13,142                   $13,909
  2/29/2000            12822                  13,413                   $14,070
  3/31/2000            13162                  13,768                   $14,377
  4/30/2000            13051                  13,653                   $14,292
  5/31/2000            12943                  13,539                   $14,218
  6/30/2000            13273                  13,885                   $14,594
  7/31/2000            13476                  14,097                   $14,797
  8/31/2000            13680                  14,310                   $15,025
  9/30/2000            13607                  14,234                   $14,947
 10/31/2000            13759                  14,393                   $15,110
 11/30/2000            13858                  14,496                   $15,225
 12/31/2000            14252                  14,923                   $15,601
  1/31/2001            14314                  14,974                   $15,755
  2/28/2001            14411                  15,075                   $15,806
  3/31/2001            14527                  15,196                   $15,948
  4/30/2001            14356                  15,018                   $15,776
  5/31/2001            14527                  15,197                   $15,946
  6/30/2001            14642                  15,317                   $16,053
  7/31/2001            14883                  15,569                   $16,290
  8/31/2001            15124                  15,821                   $16,559
  9/30/2001            15046                  15,740                   $16,503
 10/31/2001            15219                  15,920                   $16,699
 11/30/2001            15083                  15,778                   $16,559
 12/31/2001            15005                  15,696                   $16,402
  1/31/2002            15177                  15,876                   $16,685
  2/28/2002            15373                  16,081                   $16,886
  3/31/2002            15109                  15,805                   $16,555
  4/30/2002            15369                  16,077                   $16,878
  5/31/2002            15460                  16,172                   $16,980
  6/30/2002            15606                  16,326                   $17,160
  7/31/2002            15812                  16,541                   $17,382
  8/31/2002            15990                  16,727                   $17,590
  9/30/2002            16311                  17,078                   $17,976
 10/31/2002            16052                  16,791                   $17,677
 11/30/2002            15962                  16,701                   $17,603
 12/31/2002            16343                  17,088                   $17,974
  1/31/2003            16284                  17,045                   $17,930
  2/28/2003            16542                  17,319                   $18,181
  3/31/2003            16555                  17,336                   $18,191
  4/30/2003            16715                  17,491                   $18,311
  5/31/2003            17085                  17,883                   $18,740
  6/30/2003            16931                  17,741                   $18,659
  7/31/2003            16313                  17,097                   $18,006
  8/31/2003            16492                  17,288                   $18,141
  9/30/2003            16957                  17,779                   $18,675
 10/31/2003            16848                  17,668                   $18,581
 11/30/2003            17027                  17,859                   $18,775
 12/31/2003            17161                  18,004                   $18,930
  1/31/2004            17219                  18,069                   $19,038
  2/29/2004            17504                  18,372                   $19,326
  3/31/2004            17408                  18,258                   $19,258
  4/30/2004            16999                  17,849                   $18,802
  5/31/2004            16963                  17,815                   $18,734
  6/30/2004            17035                  17,894                   $18,802
  7/31/2004            17234                  18,107                   $19,050
  8/31/2004            17560                  18,453                   $19,431
  9/30/2004            17633                  18,534                   $19,534
 10/31/2004            17755                  18,650                   $19,702
 11/30/2004            17590                  18,497                   $19,540
 12/31/2004            17816                  18,737                   $19,778

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                       45%
AA                                        25%
A                                         10%
BBB                                        9%
SP1                                        2%
Unrated                                    8%
Cash                                       1%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                   3%
2-5 Years                                 12%
6-10 Years                                15%
11-20 Years                               62%
21+ Years                                  8%

--------------------------------------------------------------------------------
(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 40.10%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo Minnesota Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL LIMITED TERM TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Limited Term Tax-Free Fund (the Fund) seeks current income exempt from federal income taxes.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         10/01/96
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.29%(1), excluding sales charges, for the six-month period ended December 31, 2004, outperforming its benchmark, the Lehman Brothers 3-Year Municipal Bond Index(2), which returned 2.10% for the same period. The Fund distributed $0.14 per share in dividend income and no capital gains during the period.

      High-grade municipal bond yields rose by about 0.10% for two-year maturities, but dropped by over 0.40% from the five- to ten-year portion of the yield curve, with longer maturities generating the highest total returns.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The biggest factor that impacted the Fund's performance during the period was a shift to a shorter duration profile versus its benchmark. While the Fund still outperformed, this shift was premature as yields dropped from July 2004 through September 2004.

      In general, the Fund's holdings of long-duration assets, such as zero-coupon bonds and insured bonds with good call protection in the seven- to ten-year range, were the best performing. The sector exposure to low investment-grade issues also performed well, as credit spread premiums (when the difference in value of one issue sold exceeds the value of another issue bought) narrowed during the period.

      The performance of pre-refunded bonds with one- and two-year effective maturities lagged the rest of the portfolio holdings. Redemption of bonds with active sinking funds (money accumulated in a regular basis in a separate custodial account that is used to redeem debt securities) also negatively impacted the Fund's performance. These types of securities typically trade at large premium prices, and the regularly scheduled amortization can create a drag on total returns, in spite of their very attractive yield spreads.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the middle of the period, we began reducing the Fund's duration, from 3.0 years in October 2004 to 2.6 years by the end of December 2004. The Fund's purchases included several Alternative Minimum Tax (AMT) revenue bonds that were attractively priced. The Fund maintained a larger than normal liquidity position for most of the period. Shareholder redemption activity began to accelerate in mid-November 2004, which reduced the Fund's liquidity position. Heavy redemptions during the last week of the year were the catalyst for a modest portfolio restructuring approximating its benchmark. We continue to maintain a healthy liquidity position.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board will continue to raise short-term rates for at least the first half of 2005, while we believe intermediate- and long-term maturities are likely to remain within recent trading ranges with some potential for higher rate levels. In this environment, we are reducing exposure to lower investment-grade credits in favor of higher-quality positions. Since we believe that the yield curve will continue flattening (short-term rates rise while long-term rates decline), we will look for ways to reduce exposure to issues with short-term maturities while seeking to preserve assets with higher yields.

--------------------------------------------------------------------------------
The views expressed are as of December 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally,or the Wells Fargo National Limited Term Tax-Free Fund.

A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT).Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions,the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                       Excluding Sales Charge
                                                      ------------------------------------   -----------------------------------
                                                                                   Life of                              Life of
                                                      6-Month*  1-Year   5-Year     Fund     6-Month*  1-Year  5-Year    Fund
--------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Limited Term Tax-Free Fund -
   Class A (incept. 01/30/2004)                        (0.78)   (1.52)      4.18      4.49      2.29     1.52   4.81     4.88
--------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Limited Term Tax-Free Fund -
   Class B (incept. 01/30/2004)                        (1.09)   (2.29)      4.02      4.09      1.91     0.71   4.02     4.09
--------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Limited Term Tax-Free Fund -
   Class C (incept. 01/30/2004)                         0.92    (0.41)      4.00      4.08      1.92     0.59   4.00     4.08
--------------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Limited Term Tax-Free Fund -
   Institutional Class (incept. 10/01/1996)                                                     2.42     1.71   5.06     5.13
--------------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------------
     Lehman Brothers 3-Year Municipal Bond Index(2)                                             2.10     1.78   4.78     4.63
--------------------------------------------------------------------------------------------------------------------------------

     *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


FUND CHARACTERISTICS(3) (as of December 31, 2004)
-----------------------------------------------------------------------------
   Average Credit Quality(4)                                              AA+
-----------------------------------------------------------------------------
   Weighted Average Coupon                                              5.01%
-----------------------------------------------------------------------------
   Weighted Average Maturity                                       3.5 years
-----------------------------------------------------------------------------
   Estimated Average Duration                                      2.6 years
-----------------------------------------------------------------------------
   Portfolio Turnover                                                      8%
-----------------------------------------------------------------------------
   Net Asset Value (NAV) (Class A, B, C, I)   $10.92, $10.91, $10.90, $10.92
-----------------------------------------------------------------------------
   30-Day SEC Yield(5) (Class A, B, C, I)          2.17%, 1.49%, 1.49%, 2.48%
-----------------------------------------------------------------------------
   Distribution Rate(6) (Class A, B, C, I)         2.54%, 1.87%, 1.87%, 2.86%
-----------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7)
     (Class A, B, C, I)                            3.34%, 2.29%, 2.29%, 3.82%
-----------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                     5.12%
-----------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                  Wells Fargo National
        Wells Fargo National          Limited Term
        Limited Term Tax-Free-          Tax-Free-         Lehman Brothers 3-Year
             Class A               Institutional Class     Municipal Bond Index
Sep-96         9,700                     10,000                  $10,000
Oct-96        10,073                     10,387                  $10,070
Nov-96        10,216                     10,537                  $10,164
Dec-96        10,193                     10,515                  $10,169
Jan-97        10,230                     10,555                  $10,213
Feb-97        10,292                     10,621                  $10,263
Mar-97        10,237                     10,566                  $10,210
Apr-97        10,283                     10,616                  $10,253
May-97        10,361                     10,699                  $10,337
Jun-97        10,437                     10,780                  $10,398
Jul-97        10,626                     10,977                  $10,521
Aug-97        10,554                     10,905                  $10,501
Sep-97        10,641                     10,998                  $10,576
Oct-97        10,710                     11,071                  $10,623
Nov-97        10,737                     11,101                  $10,653
Dec-97        10,837                     11,207                  $10,726
Jan-98        10,906                     11,281                  $10,797
Feb-98        10,910                     11,287                  $10,819
Mar-98        10,949                     11,330                  $10,837
Apr-98        10,904                     11,285                  $10,822
May-98        11,026                     11,414                  $10,922
Jun-98        11,064                     11,455                  $10,959
Jul-98        11,093                     11,488                  $10,998
Aug-98        11,216                     11,619                  $11,105
Sep-98        11,307                     11,715                  $11,176
Oct-98        11,325                     11,736                  $11,230
Nov-98        11,342                     11,756                  $11,257
Dec-98        11,381                     11,799                  $11,284
Jan-99        11,473                     11,896                  $11,386
Feb-99        11,453                     11,879                  $11,399
Mar-99        11,448                     11,875                  $11,409
Apr-99        11,473                     11,904                  $11,444
May-99        11,435                     11,867                  $11,428
Jun-99        11,309                     11,739                  $11,359
Jul-99        11,370                     11,805                  $11,416
Aug-99        11,344                     11,780                  $11,430
Sep-99        11,350                     11,789                  $11,473
Oct-99        11,325                     11,765                  $11,474
Nov-99        11,387                     11,832                  $11,524
Dec-99        11,362                     11,808                  $11,506
Jan-00        11,337                     11,785                  $11,526
Feb-00        11,388                     11,841                  $11,563
Mar-00        11,464                     11,922                  $11,623
Apr-00        11,450                     11,909                  $11,624
May-00        11,436                     11,898                  $11,636
Jun-00        11,579                     12,049                  $11,783
Jul-00        11,701                     12,179                  $11,878
Aug-00        11,801                     12,285                  $11,969
Sep-00        11,796                     12,283                  $11,972
Oct-00        11,862                     12,354                  $12,039
Nov-00        11,903                     12,399                  $12,088
Dec-00        12,073                     12,579                  $12,223
Jan-01        12,209                     12,723                  $12,409
Feb-01        12,248                     12,767                  $12,457
Mar-01        12,338                     12,863                  $12,544
Apr-01        12,285                     12,810                  $12,526
May-01        12,397                     12,930                  $12,640
Jun-01        12,461                     12,999                  $12,697
Jul-01        12,586                     13,132                  $12,800
Aug-01        12,723                     13,278                  $12,933
Sep-01        12,775                     13,335                  $12,998
Oct-01        12,852                     13,419                  $13,081
Nov-01        12,759                     13,324                  $13,041
Dec-01        12,703                     13,269                  $13,028
Jan-02        12,853                     13,427                  $13,194
Feb-02        12,986                     13,570                  $13,293
Mar-02        12,735                     13,310                  $13,095
Apr-02        12,994                     13,583                  $13,287
May-02        13,058                     13,654                  $13,364
Jun-02        13,196                     13,800                  $13,479
Jul-02        13,333                     13,947                  $13,584
Aug-02        13,446                     14,068                  $13,671
Sep-02        13,632                     14,265                  $13,779
Oct-02        13,472                     14,100                  $13,704
Nov-02        13,446                     14,077                  $13,707
Dec-02        13,708                     14,354                  $13,904
Jan-03        13,693                     14,342                  $13,948
Feb-03        13,850                     14,508                  $14,038
Mar-03        13,821                     14,481                  $14,021
Apr-03        13,891                     14,557                  $14,060
May-03        14,100                     14,779                  $14,168
Jun-03        14,066                     14,747                  $14,146
Jul-03        13,768                     14,437                  $14,018
Aug-03        13,862                     14,540                  $14,089
Sep-03        14,135                     14,828                  $14,301
Oct-03        14,088                     14,783                  $14,233
Nov-03        14,142                     14,842                  $14,246
Dec-03        14,156                     14,860                  $14,277
Jan-04        14,222                     14,933                  $14,326
Feb-04        14,374                     15,085                  $14,448
Mar-04        14,298                     15,021                  $14,409
Apr-04        14,102                     14,806                  $14,264
May-04        14,037                     14,740                  $14,207
Jun-04        14,049                     14,756                  $14,232
Jul-04        14,142                     14,857                  $14,338
Aug-04        14,313                     15,026                  $14,490
Sep-04        14,330                     15,061                  $14,506
Oct-04        14,374                     15,110                  $14,546
Nov-04        14,287                     15,022                  $14,476
Dec-04        14,371                     15,113                  $14,533

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                        56%
AA                                         15%
A                                          13%
BBB                                         8%
SP1                                         1%
Cash                                        5%
Unrated                                     2%


MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                   11%
2-5 Years                                  80%
6-10 Years                                  9%

--------------------------------------------------------------------------------

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo National Limited Term Tax-Free Fund for periods prior to January 30, 2004, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Limited Term Tax-Free Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The Lehman Brothers 3-Year Municipal Bond Index is an unmanaged index composed of municipal bonds with approximate maturities of three years. You cannot invest directly in an index. Had the index incurred operating expenses, its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo National Limited Term Tax-Free Fund Class A and Institutional Class shares for the life of the Fund with the Lehman Brothers 3-Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and for Class A, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NATIONAL TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo National Tax-Free Fund (the Fund) seeks current income exempt from federal income tax.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         08/01/89
   Stephen Galiani

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.31%(1) during the six-month period ended December 31, 2004, excluding sales charges, outperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 5.19% for the same period. The Fund's Class A shares distributed $0.23 per share in dividend income and no capital gains during the period.

      High-grade municipal bond yields rose by about 0.10% for two-year maturities, but dropped by over 0.40% from the five- to ten-year portion of the yield curve, with longer maturities generating the highest total returns.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE PERIOD SHOWN. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major factor that impacted the Fund's performance during the period was its repositioning to a shorter duration versus its benchmark. While the Fund still outperformed, this repositioning was premature as yields dropped from July 2004 through September 2004. The Fund had limited exposure to the 20- to 30-year sector, which benefited from lower yields and generated the best total returns for the period.

      In general, the Fund's holdings of long-duration securities, such as zero-coupon bonds and long non-callable bonds, were the best performing. The Fund's holdings of municipal closed-end funds also generated positive returns. The sector exposure to low investment-grade issues performed well, as credit spread premiums narrowed during the period. Additionally, one distressed multi-family housing bond was liquidated during the period at a significantly improved market price.

      The Fund's holdings of single-family mortgage revenue bonds underperformed, as their price levels were virtually unchanged in spite of the rally in municipal rates. Several multi-family housing revenue bonds posted low returns as their high-dollar premiums capped their potential for further price appreciation. Pre-refunded bonds with two- to four-year effective maturities also underperformed, as this part of the yield curve generated the lowest total returns.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      At the beginning of the period, we began reducing the Fund's duration, from 6.4 years in July 2004 to 5.6 years by the end of October 2004. This was accomplished by liquidating most of the Fund's holdings of zero-coupon bonds and several long-maturity 5% coupon bonds. The Fund maintained a larger than normal liquidity position for most of the period, adding some bonds in the 20- to 25-year sector during November 2004 to help increase its underweighted position. The Fund still ended the period with less exposure to long-dated assets than the benchmark, however, shareholder redemption activity during December 2004 triggered some selling, and the Fund focused mainly on the 2- to 12-year sector to raise cash.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board may continue to raise short-term rates for at least the first half of 2005, while we believe that securities with intermediate- and long-term maturities will remain within recent trading ranges with some potential for higher rate levels. We intend to reduce our exposure to lower investment-grade credits in favor of higher-quality positions. We expect the yield curve may continue to flatten. The yield curve, which measures bond yields against maturity, is usually upward sloping, which means that yields on short-term bonds are typically lower than on long-term bonds. In recent months, however, short-term yields rose significantly while long-term yields were virtually unchanged, causing the curve to flatten. Therefore, we will look for ways to reduce exposure to the short end of the curve while seeking to preserve assets with higher yields.

--------------------------------------------------------------------------------
      The views expressed are as of December 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo National Tax-Free Fund.

      A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).Any capital gains distributions may be taxable.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (as of December 31, 2004)
--------------------------------------------------------------------------------

                                                                Including Sales Charge           Excluding Sales Charge
                                                           -------------------------------  --------------------------------
                                                           6-Month* 1-Year  5-Year 10-Year  6-Month* 1-Year 5-Year   10-Year
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Tax-Free Fund - Class A              0.57   (0.05)   5.89   6.11     5.31     4.66   6.87     6.60
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Tax-Free Fund - Class B             (0.09)  (1.22)   5.75   5.80     4.91     3.78   6.07     5.80
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Tax-Free Fund - Class C              3.81    2.79    6.05   5.79     4.81     3.79   6.05     5.79
----------------------------------------------------------------------------------------------------------------------------
   Wells Fargo National Tax-Free Fund - Institutional Class                                  5.44     4.82   7.10     6.71
----------------------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------------------
     Lehman Brothers Municipal Bond Index(2)                                                 5.19     4.48   7.20     7.06
----------------------------------------------------------------------------------------------------------------------------

     *RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (as of December 31, 2004)
--------------------------------------------------------------------------------
   Average Credit Quality(4)                                                 AA
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.34%
--------------------------------------------------------------------------------
   Weighted Average Maturity                                         13.8 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                         5.9 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                        30%
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class A, B, C, I)      $10.47, $10.47, $10.46, $10.47
--------------------------------------------------------------------------------
   30-Day SEC Yield(5) (Class A, B, C, I)             3.91%, 3.35%, 3.35%, 4.35%
--------------------------------------------------------------------------------
   Distribution Rate(6) (Class A, B, C, I)            4.01%, 3.45%, 3.45%, 4.45%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7)
     (Class A, B, C, I)                               6.02%, 5.15%, 5.15%, 6.69%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                       14.29%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                    Wells Fargo National
             Wells Fargo National         Tax-Free
                   Tax-Free            Institutional          Lehman Brothers
                   Class A                 Class            Municipal Bond Index
12/31/1994           9,550                 10,000                 $10,000
 1/31/1995           9,804                 10,255                 $10,286
 2/28/1995          10,046                 10,519                 $10,585
 3/31/1995          10,109                 10,585                 $10,707
 4/30/1995          10,133                 10,599                 $10,720
 5/31/1995          10,458                 10,939                 $11,062
 6/30/1995          10,360                 10,836                 $10,966
 7/31/1995          10,449                 10,930                 $11,070
 8/31/1995          10,563                 11,059                 $11,210
 9/30/1995          10,623                 11,122                 $11,281
10/31/1995          10,769                 11,275                 $11,445
11/30/1995          11,021                 11,528                 $11,635
12/31/1995          11,161                 11,674                 $11,746
 1/31/1996          11,256                 11,785                 $11,836
 2/29/1996          11,173                 11,687                 $11,755
 3/31/1996          11,027                 11,534                 $11,605
 4/30/1996          11,000                 11,518                 $11,572
 5/31/1996          11,011                 11,518                 $11,568
 6/30/1996          11,104                 11,626                 $11,694
 7/31/1996          11,247                 11,775                 $11,799
 8/31/1996          11,223                 11,739                 $11,797
 9/30/1996          11,372                 11,907                 $11,962
10/31/1996          11,528                 12,070                 $12,097
11/30/1996          11,719                 12,257                 $12,318
12/31/1996          11,690                 12,227                 $12,267
 1/31/1997          11,710                 12,261                 $12,290
 2/28/1997          11,816                 12,360                 $12,403
 3/31/1997          11,643                 12,179                 $12,238
 4/30/1997          11,767                 12,308                 $12,341
 5/31/1997          11,940                 12,501                 $12,527
 6/30/1997          12,063                 12,630                 $12,661
 7/31/1997          12,438                 13,023                 $13,012
 8/31/1997          12,288                 12,853                 $12,890
 9/30/1997          12,448                 13,033                 $13,043
10/31/1997          12,538                 13,115                 $13,126
11/30/1997          12,640                 13,234                 $13,204
12/31/1997          12,890                 13,482                 $13,397
 1/31/1998          12,994                 13,604                 $13,535
 2/28/1998          12,983                 13,592                 $13,539
 3/31/1998          13,001                 13,612                 $13,551
 4/30/1998          12,882                 13,487                 $13,490
 5/31/1998          13,174                 13,779                 $13,703
 6/30/1998          13,228                 13,836                 $13,757
 7/31/1998          13,246                 13,855                 $13,791
 8/31/1998          13,491                 14,125                 $14,005
 9/30/1998          13,697                 14,340                 $14,180
10/31/1998          13,624                 14,264                 $14,180
11/30/1998          13,715                 14,346                 $14,229
12/31/1998          13,719                 14,364                 $14,265
 1/31/1999          13,864                 14,502                 $14,435
 2/28/1999          13,773                 14,406                 $14,371
 3/31/1999          13,764                 14,411                 $14,391
 4/30/1999          13,818                 14,468                 $14,427
 5/31/1999          13,706                 14,336                 $14,344
 6/30/1999          13,473                 14,093                 $14,137
 7/31/1999          13,467                 14,087                 $14,188
 8/31/1999          13,276                 13,901                 $14,074
 9/30/1999          13,202                 13,824                 $14,080
10/31/1999          12,996                 13,608                 $13,928
11/30/1999          13,151                 13,758                 $14,076
12/31/1999          12,982                 13,583                 $13,970
 1/31/2000          12,812                 13,422                 $13,909
 2/29/2000          13,032                 13,640                 $14,070
 3/31/2000          13,381                 14,022                 $14,377
 4/30/2000          13,306                 13,931                 $14,292
 5/31/2000          13,189                 13,826                 $14,218
 6/30/2000          13,541                 14,197                 $14,594
 7/31/2000          13,800                 14,455                 $14,797
 8/31/2000          14,018                 14,701                 $15,025
 9/30/2000          13,911                 14,591                 $14,947
10/31/2000          14,060                 14,736                 $15,110
11/30/2000          14,165                 14,863                 $15,225
12/31/2000          14,643                 15,366                 $15,601
 1/31/2001          14,738                 15,454                 $15,755
 2/28/2001          14,798                 15,519                 $15,806
 3/31/2001          14,907                 15,651                 $15,948
 4/30/2001          14,728                 15,450                 $15,776
 5/31/2001          14,866                 15,614                 $15,946
 6/30/2001          15,017                 15,759                 $16,053
 7/31/2001          15,274                 16,031                 $16,290
 8/31/2001          15,545                 16,319                 $16,559
 9/30/2001          15,504                 16,278                 $16,503
10/31/2001          15,659                 16,460                 $16,699
11/30/2001          15,498                 16,294                 $16,559
12/31/2001          15,326                 16,100                 $16,402
 1/31/2002          15,516                 16,302                 $16,685
 2/28/2002          15,683                 16,496                 $16,886
 3/31/2002          15,417                 16,220                 $16,555
 4/30/2002          15,636                 16,437                 $16,878
 5/31/2002          15,749                 16,558                 $16,980
 6/30/2002          15,907                 16,742                 $17,160
 7/31/2002          16,143                 16,994                 $17,382
 8/31/2002          16,319                 17,182                 $17,590
 9/30/2002          16,632                 17,514                 $17,976
10/31/2002          16,337                 17,191                 $17,677
11/30/2002          16,258                 17,111                 $17,603
12/31/2002          16,560                 17,449                 $17,974
 1/31/2003          16,452                 17,322                 $17,930
 2/28/2003          16,702                 17,589                 $18,181
 3/31/2003          16,672                 17,561                 $18,191
 4/30/2003          16,800                 17,699                 $18,311
 5/31/2003          17,123                 18,043                 $18,740
 6/30/2003          17,052                 17,972                 $18,659
 7/31/2003          16,546                 17,443                 $18,006
 8/31/2003          16,673                 17,581                 $18,141
 9/30/2003          17,078                 18,011                 $18,675
10/31/2003          16,983                 17,914                 $18,581
11/30/2003          17,159                 18,104                 $18,775
12/31/2003          17,288                 18,261                 $18,930
 1/31/2004          17,383                 18,348                 $19,038
 2/29/2004          17,705                 18,691                 $19,326
 3/31/2004          17,616                 18,618                 $19,258
 4/30/2004          17,123                 18,085                 $18,802
 5/31/2004          17,103                 18,085                 $18,734
 6/30/2004          17,182                 18,154                 $18,802
 7/31/2004          17,417                 18,406                 $19,050
 8/31/2004          17,757                 18,769                 $19,431
 9/30/2004          17,922                 18,948                 $19,534
10/31/2004          18,036                 19,091                 $19,702
11/30/2004          17,858                 18,888                 $19,540
12/31/2004          18,094                 19,142                 $19,778

CREDIT QUALITY(3),(4) (as of December 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                        41%
AA                                         18%
A                                          13%
BBB                                         6%
BB                                          2%
SP1                                         5%
Unrated                                    15%

MATURITY DISTRIBUTION(3) (as of December 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                    7%
2-5 Years                                  10%
6-10 Years                                 13%
11-20 Years                                51%
21+ Years                                  19%

(1) The Fund's Adviser has committed through October 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total returns to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo National Tax-Free Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, and Institutional Class shares of the Norwest Advantage Tax-Free Income Fund (the accounting survivor of a merger of the Norwest Advantage Tax-Free Income Fund and the Stagecoach National Tax-Free Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance of the Class B shares for periods prior to August 6, 1993 reflects performance of the Class A shares of the Norwest Advantage Fund adjusted to reflect Class B shares sales charges and expenses. Performance shown for Class C shares for periods prior to November 8, 1999 reflects performance of the Class B shares of the Norwest Advantage Fund adjusted for Class C shares sales charges and expenses.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds. The total return of the Index does not include the effect of sales charges, and you cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 35.00%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo National Tax-Free Fund Class A and Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO TAX-FREE FUNDS                                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO NEBRASKA TAX-FREE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Nebraska Tax-Free Fund (the Fund) seeks current income exempt from federal income tax and Nebraska individual income tax.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Arthur C. Evans                         8/31/89
   Mary Jo Sebrell

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund returned 3.66%(1) for the six-month period ended December 31, 2004, underperforming its benchmark, the Lehman Brothers Municipal Bond Index(2), which returned 5.19% during the period. The Fund distributed $0.20 per share in dividend income and $0.15 per share in capital gains during the period.

      High-grade municipal bond yields rose by about 0.10% for two-year maturities, but dropped by over 0.40% on municipal securities maturing within the 5- to 30-year range, with longer maturities generating the highest total returns.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGE OR OTHER FEES AND EXPENSES.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The major factor that impacted the Fund's performance during the period was a consistent short-duration profile of its securities versus the benchmark. For example, the high number of Nebraska bonds with five-year calls that are held in the Fund's portfolio limited the portfolio's returns because of increasing short-term interest rates throughout the period.

      In general, the Fund's holdings of insured bonds with good call protection (the length of time a security cannot be redeemed by the issuer) in the 15- to 25-year range were the best performing. Low investment-grade issues and health care bonds held in the portfolio also performed well, as the difference between the value of a bond sold exceeding that of another bond bought (credit spread) narrowed during the period.

      The performance of pre-refunded bonds with one- and two-year maturities lagged the rest of the portfolio holdings, as this part of the yield curve generated the lowest total returns. In addition, single-family housing revenue bonds also underperformed, as their prices generally did not appreciate in a period of declining interest rates. Prepayment activity can create a drag on total returns, in spite of its attractive yield spreads.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund maintained a conservative liquidity position for most of the period. We did one extension swap during the period, selling a bond maturing in 2008 in favor of one maturing in 2009 for a yield pick-up of 0.35%. We also purchased two positions in the 15- to 18-year maturity range with 10-year call protection, to add sensitivity to the Fund during a period of rising interest rates.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board may continue to raise short-term rates for at least the first half of 2005, while we believe that the intermediate and long portions of the maturity spectrum are likely to remain within recent trading ranges with some potential for higher levels. As a result, we will look for ways to reduce exposure to the short end of the maturity spectrum while seeking to preserve assets with higher book yields.

--------------------------------------------------------------------------------
      The views expressed are as of December 31, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Nebraska Tax-Free Fund.

      A portion of the Fund's income may be subject to federal,state and/or local income taxes or the alternative minimum tax (AMT).Any capital gains distributions may be taxable.

(1) The Fund's Adviser has committed through October 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Institutional class shares of the Wells Fargo Nebraska Tax-Free Fund for the periods from September 29, 1997, to September 8, 2000, reflects the performance of the Institutional class shares of the Great Plains Tax-Free Bond Fund.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index composed of municipal bonds.You cannot invest directly in an index. Had the Index incurred operating expenses, its performance would have been lower.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

                                                                            Excluding Sales Charge
                                                                    -------------------------------------
                                                                    6-Month*   1-Year  5-Year     10-Year
---------------------------------------------------------------------------------------------------------
   Wells Fargo Nebraska Tax-Free Fund - Institutional Class           3.66      2.80    5.86       5.39
---------------------------------------------------------------------------------------------------------
   Benchmark
---------------------------------------------------------------------------------------------------------
     Lehman Brothers Municipal Bond Index(2)                          5.19      4.48    7.20       7.06
---------------------------------------------------------------------------------------------------------

   * RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------
   Average Credit Quality(4)                                                 AA+
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.29%
--------------------------------------------------------------------------------
   Weighted Average Maturity                                         11.2 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                         4.4 years
--------------------------------------------------------------------------------
   Portfolio Turnover                                                         8%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                                                 $10.04
--------------------------------------------------------------------------------
   30-Day SEC Yield(5)                                                     3.64%
--------------------------------------------------------------------------------
   Distribution Rate(6)                                                    3.92%
--------------------------------------------------------------------------------
   30-Day Taxable Equivalent Yield(7)                                      6.01%
--------------------------------------------------------------------------------
   Alternative Minimum Tax (AMT)(8)                                        5.21%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(9)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  Wells Fargo Nebraska
                      Tax Free -                Lehman Brothers
                  Institutional Class         Municipal Bond Index
 12/31/1994             10,000                      $10,000
  1/31/1995             10,160                      $10,286
  2/28/1995             10,352                      $10,585
  3/31/1995             10,462                      $10,707
  4/30/1995             10,492                      $10,720
  5/31/1995             10,716                      $11,062
  6/30/1995             10,694                      $10,966
  7/31/1995             10,806                      $11,070
  8/31/1995             10,897                      $11,210
  9/30/1995             10,937                      $11,281
 10/31/1995             11,008                      $11,445
 11/30/1995             11,110                      $11,635
 12/31/1995             11,160                      $11,746
  1/31/1996             11,263                      $11,836
  2/29/1996             11,251                      $11,755
  3/31/1996             11,143                      $11,605
  4/30/1996             11,109                      $11,572
  5/31/1996             11,107                      $11,568
  6/30/1996             11,169                      $11,694
  7/31/1996             11,253                      $11,799
  8/31/1996             11,272                      $11,797
  9/30/1996             11,346                      $11,962
 10/31/1996             11,420                      $12,097
 11/30/1996             11,581                      $12,318
 12/31/1996             11,535                      $12,267
  1/31/1997             11,588                      $12,290
  2/28/1997             11,674                      $12,403
  3/31/1997             11,572                      $12,238
  4/30/1997             11,592                      $12,341
  5/31/1997             11,712                      $12,527
  6/30/1997             11,822                      $12,661
  7/31/1997             12,009                      $13,012
  8/31/1997             11,939                      $12,890
  9/30/1997             12,053                      $13,043
 10/31/1997             12,095                      $13,126
 11/30/1997             12,137                      $13,204
 12/31/1997             12,280                      $13,397
  1/31/1998             12,372                      $13,535
  2/28/1998             12,376                      $13,539
  3/31/1998             12,371                      $13,551
  4/30/1998             12,316                      $13,490
  5/31/1998             12,472                      $13,703
  6/30/1998             12,489                      $13,757
  7/31/1998             12,521                      $13,791
  8/31/1998             12,690                      $14,005
  9/30/1998             12,808                      $14,180
 10/31/1998             12,815                      $14,180
 11/30/1998             12,846                      $14,229
 12/31/1998             12,890                      $14,265
  1/31/1999             13,012                      $14,435
  2/28/1999             12,950                      $14,371
  3/31/1999             12,945                      $14,391
  4/30/1999             12,977                      $14,427
  5/31/1999             12,908                      $14,344
  6/30/1999             12,746                      $14,137
  7/31/1999             12,804                      $14,188
  8/31/1999             12,759                      $14,074
  9/30/1999             12,751                      $14,080
 10/31/1999             12,666                      $13,928
 11/30/1999             12,777                      $14,076
 12/31/1999             12,718                      $13,970
  1/31/2000             12,646                      $13,909
  2/29/2000             12,784                      $14,070
  3/31/2000             12,980                      $14,377
  4/30/2000             12,906                      $14,292
  5/31/2000             12,847                      $14,218
  6/30/2000             13,150                      $14,594
  7/31/2000             13,307                      $14,797
  8/31/2000             13,452                      $15,025
  9/30/2000             13,378                      $14,947
 10/31/2000             13,511                      $15,110
 11/30/2000             13,588                      $15,225
 12/31/2000             13,910                      $15,601
  1/31/2001             14,018                      $15,755
  2/28/2001             14,079                      $15,806
  3/31/2001             14,173                      $15,948
  4/30/2001             14,041                      $15,776
  5/31/2001             14,162                      $15,946
  6/30/2001             14,254                      $16,053
  7/31/2001             14,419                      $16,290
  8/31/2001             14,598                      $16,559
  9/30/2001             14,562                      $16,503
 10/31/2001             14,701                      $16,699
 11/30/2001             14,580                      $16,559
 12/31/2001             14,484                      $16,402
  1/31/2002             14,669                      $16,685
  2/28/2002             14,819                      $16,886
  3/31/2002             14,582                      $16,555
  4/30/2002             14,839                      $16,878
  5/31/2002             14,936                      $16,980
  6/30/2002             15,062                      $17,160
  7/31/2002             15,265                      $17,382
  8/31/2002             15,438                      $17,590
  9/30/2002             15,773                      $17,976
 10/31/2002             15,483                      $17,677
 11/30/2002             15,400                      $17,603
 12/31/2002             15,784                      $17,974
  1/31/2003             15,687                      $17,930
  2/28/2003             15,904                      $18,181
  3/31/2003             15,927                      $18,191
  4/30/2003             16,025                      $18,311
  5/31/2003             16,373                      $18,740
  6/30/2003             16,254                      $18,659
  7/31/2003             15,685                      $18,006
  8/31/2003             15,847                      $18,141
  9/30/2003             16,268                      $18,675
 10/31/2003             16,162                      $18,581
 11/30/2003             16,338                      $18,775
 12/31/2003             16,448                      $18,930
  1/31/2004             16,470                      $19,038
  2/29/2004             16,760                      $19,326
  3/31/2004             16,621                      $19,258
  4/30/2004             16,237                      $18,802
  5/31/2004             16,242                      $18,734
  6/30/2004             16,310                      $18,802
  7/31/2004             16,461                      $19,050
  8/31/2004             16,743                      $19,431
  9/30/2004             16,779                      $19,534
 10/31/2004             16,899                      $19,702
 11/30/2004             16,705                      $19,540
 12/31/2004             16,908                      $19,778

CREDIT QUALITY(3),(4) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA                                        49%
AA                                         37%
A                                           7%
SP1                                         1%
Cash                                        2%
Unrated                                     4%

MATURITY DISTRIBUTION(3) (AS OF DECEMBER 31, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

0-1 Year                                    4%
2-5 Years                                  14%
6-10 Years                                 28%
11-20 Years                                51%
21+ Years                                   3%

--------------------------------------------------------------------------------
(3) Portfolio holdings and characteristics are subject to change.

(4) The average credit rating is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) A portion of the Fund's income may be subject to federal, state and/or local income taxes or the alternative minimum tax (AMT). The Fund's taxable equivalent yield is based on the combined federal and state income tax rate of 39.45%. Any capital gains distributions may be taxable.

(8) The value of the securities subject to the AMT is represented as a percentage of net assets.

(9) The chart compares the performance of the Wells Fargo Nebraska Tax-Free Fund Institutional Class shares for the most recent ten years with the Lehman Brothers Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO TAX-FREE FUNDS                             FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (last six month period).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                          Beginning    Ending
                                                                           Account     Account      Expenses      Net Annual
                                                                            Value       Value      Paid During     Expense
                                                                           6/30/04    12/31/04    the Period(1)     Ratio
Wells Fargo California Limited Term Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Limited Term Tax-Free Fund - Class A
Actual                                                                    $1,000.00   $1,030.80       $ 4.35        0.85%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,020.92       $ 4.33        0.85%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Limited Term Tax-Free Fund - Class C
Actual                                                                    $1,000.00   $1,026.00       $ 8.17        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Limited Term Tax-Free Fund - Institutional Class
Actual                                                                    $1,000.00   $1,032.70       $ 3.07        0.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,022.18       $ 3.06        0.60%
Wells Fargo California Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Fund - Class A
Actual                                                                    $1,000.00   $1,057.20       $ 4.15        0.80%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,021.17       $ 4.08        0.80%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Fund - Class B
Actual                                                                    $1,000.00   $1,053.10       $ 8.02        1.55%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.39       $ 7.88        1.55%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Fund - Class C
Actual                                                                    $1,000.00   $1,054.00       $ 8.02        1.55%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.39       $ 7.88        1.55%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo California Tax-Free Fund - Institutional Class
Actual                                                                    $1,000.00   $1,058.40       $ 2.85        0.55%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,022.43       $ 2.80        0.55%

FUND EXPENSES (UNAUDITED)                             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                          Beginning    Ending
                                                                           Account     Account      Expenses      Net Annual
                                                                            Value       Value      Paid During     Expense
                                                                           6/30/04    12/31/04    the Period(1)     Ratio
Wells Fargo Colorado Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Colorado Tax-Free Fund - Class A
Actual                                                                    $1,000.00   $1,046.50       $ 4.38        0.85%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,020.92       $ 4.33        0.85%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Colorado Tax-Free Fund - Class B
Actual                                                                    $1,000.00   $1,042.50       $ 8.24        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Colorado Tax-Free Fund- Institutional Class
Actual                                                                    $1,000.00   $1,047.80       $ 3.10        0.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,022.18       $ 3.06        0.60%
Wells Fargo Minnesota Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Minnesota Tax-Free Fund - Class A
Actual                                                                    $1,000.00   $1,045.90       $ 4.38        0.85%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,020.92       $ 4.33        0.85%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Minnesota Tax-Free Fund - Class B
Actual                                                                    $1,000.00   $1,041.90       $ 8.23        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Minnesota Tax-Free Fund - Institutional Class
Actual                                                                    $1,000.00   $1,047.20       $ 3.10        0.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,022.18       $ 3.06        0.60%
Wells Fargo National Limited Term Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Limited Term Tax-Free Fund - Class A
Actual                                                                    $1,000.00   $1,022.90       $ 4.33        0.85%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,020.92       $ 4.33        0.85%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Limited Term Tax-Free Fund - Class B
Actual                                                                    $1,000.00   $1,019.10       $ 8.14        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Limited Term Tax-Free Fund - Class C
Actual                                                                    $1,000.00   $1,019.20       $ 8.14        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Limited Term Tax-Free Fund - Institutional Class
Actual                                                                    $1,000.00   $1,024.20       $ 3.06        0.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,022.18       $ 3.06        0.60%

WELLS FARGO TAX-FREE FUNDS                             FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Beginning    Ending
                                                                           Account     Account      Expenses      Net Annual
                                                                            Value       Value      Paid During     Expense
                                                                           6/30/04    12/31/04    the Period(1)     Ratio
Wells Fargo National Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Fund - Class A
Actual                                                                    $1,000.00   $1,053.10       $ 4.40        0.85%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,020.92       $ 4.33        0.85%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Fund - Class B
Actual                                                                    $1,000.00   $1,049.10       $ 8.26        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Fund - Class C
Actual                                                                    $1,000.00   $1,048.10       $ 8.26        1.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,017.14       $ 8.13        1.60%
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo National Tax-Free Fund - Institutional Class
Actual                                                                    $1,000.00   $1,054.40       $ 3.11        0.60%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,022.18       $ 3.06        0.60%
Wells Fargo Nebraska Tax-Free Fund
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Nebraska Tax-Free Fund - Institutional Class
Actual                                                                    $1,000.00   $1,036.60       $ 4.06        0.79%
----------------------------------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)                                             $1,000.00   $1,021.22       $ 4.02        0.79%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 92.56%
CALIFORNIA - 91.59%
$   600,000  ABAG FINANCIAL AUTHORITY CALIFORNIA REVENUE ODD FELLOWS HOME OF
             CALIFORNIA-SERIES A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)       5.00%       11/15/2009     $    650,178
    180,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD
             UNIVERSITY HOSPITAL (OTHER REVENUE LOC)SS.                                    5.50        11/01/2005          184,279
    250,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
             FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        5.00        07/01/2005          252,512
  1,100,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
             FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        5.00        07/01/2007        1,145,870
  1,105,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS EPISCOPAL HOMES
             FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                        5.00        07/01/2008        1,157,300
    840,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS SAN DIEGO
             ASSOCIATES- SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                      4.00        03/01/2008          856,346
  1,245,000  BAY AREA CA GOVERNMENTS ASSOCIATION BART SAN FRANCISCO EXTENSION
             FTA CAPITAL GRANT SERIES A AMBAC INSURED (STATE & LOCAL
             GOVERNMENTS LOC)                                                              4.88        06/15/2009        1,247,739
    500,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C AMBAC
             INSURED (TOLL ROAD REVENUE LOC)+/-SS.                                         1.96        04/01/2025          500,000
    480,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY POOLED COLLEGE &
             UNIVERSITY PROJECT SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)              4.50        04/01/2006          492,744
    505,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF THE PACIFIC
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          4.10        11/01/2010          528,993
  1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CATHOLIC HEALTHCARE
             WEST SERIES H (HEALTHCARE FACILITIES REVENUE LOC)+/-                          4.45        07/01/2026        1,028,420
  1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY PRESBYTERIAN HOSPITAL
             MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                              5.50        05/01/2007        1,074,960
    385,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY REVENUE PARADISE
             VALLEY ESTATES (HEALTHCARE FACILITIES REVENUE LOC)                            4.50        01/01/2007          399,318
    490,000  CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        07/01/2006          509,326
    360,000  CALIFORNIA HEALTH FACILITIES FINANCING CATHOLIC WEST SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        07/01/2006          371,714
  1,000,000  CALIFORNIA HOUSING FINANCE AGENCY REVENUE HOME MORTGAGE-SERIES L
             (HOUSING REVENUE LOC)                                                         5.35        08/01/2017        1,051,740
  1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE DISPOSAL
             REVENUE REPUBLIC SERVICES INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
             REVENUE LOC)+/-                                                               2.85        12/01/2033        1,000,150
  1,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY SOLID WASTE DISPOSAL
             REVENUE WASTE MANAGEMENT PROJECT SERIES A REMARKETED (POLLUTION CONTROL
             REVENUE LOC)+/-                                                               5.13        07/01/2031        1,044,520
    950,000  CALIFORNIA STATE CONSUMER POWER & CONSERVATIVE FINANCING AUTHORITY
             SERIES A (OTHER REVENUE LOC)                                                  5.00        03/01/2010        1,047,451
  3,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES C-7 FSA INSURED
             (WATER REVENUE LOC)+/-SS.                                                     2.00        05/01/2022        3,000,000
    600,000  CALIFORNIA STATE FACILITIES FINANCING AUTHORITY CASA COLINA PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        04/01/2013          640,164
  3,000,000  CALIFORNIA STATE FSA-CR INSURED (PROPERTY TAX REVENUE LOC)                    5.25        12/01/2012        3,396,300
  3,000,000  CALIFORNIA STATE MBIA-IBC INSURED (PROPERTY TAX REVENUE LOC)                  5.00        12/01/2011        3,349,950
  1,250,000  CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF CORRECTIONS
             SERIES C (LEASE REVENUE LOC)                                                  5.25        11/01/2008        1,360,062
    100,000  CALIFORNIA STATE PUBLIC WORKS BOARD OF TRUSTEES CALIFORNIA STATE
             UNIVERSITY SERIES A (LEASE REVENUE LOC)                                       5.50        10/01/2010          112,210

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 1,140,000  CALIFORNIA STATE SERIES 27 MBIA INSURED (GENERAL OBLIGATION - STATES,
             TERRITORIES LOC)^                                                             3.58%       09/01/2011     $    900,030
    745,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED AUXILIARY
             ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)                5.00        07/01/2010          792,226
  1,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY DISPOSAL
             REPUBLIC SERVICES SERIES A (SOLID WASTE REVENUE LOC)                          4.95        12/01/2012        1,059,080
  1,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY IRVINE
             APARTMENT COMMUNITIES SERIES A3 (HOUSING REVENUE LOC)+/-                      5.10        05/15/2025        1,054,630
    500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
             PERMANENTE SERIES E (HEALTHCARE FACILITIES REVENUE LOC)+/-                    4.70        11/01/2036          530,650
  2,500,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY KAISER
             PERMANENTE SERIES I (HEALTHCARE FACILITIES REVENUE LOC)+/-                    3.45        04/01/2035        2,461,025
  1,065,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY QUAIL RIDGE
             APARTMENTS SERIES E1 (HOUSING REVENUE LOC)                                    4.25        07/01/2012        1,069,079
  1,390,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SHERMAN OAKS
             PROJECT SERIES A AMBAC CA MTG INSURED (OTHER REVENUE LOC)                     5.50        08/01/2011        1,558,746
  1,000,000  CENTRAL VALLEY FINANCING AUTHORITY CARSON ICE GENERAL PROJECT MBIA
             INSURED (ELECTRIC REVENUE LOC)                                                5.25        07/01/2010        1,094,780
    240,000  CITY OF FREMONT CA ELECTION OF 2002 SERIES A MBIA INSURED
             (PROPERTY TAX REVENUE LOC)                                                    6.75        08/01/2010          287,443
    610,000  CITY OF VERNON CA MALBURG GENERATING STATION PROJECT
             (ELECTRIC REVENUE LOC)SS.                                                     5.00        04/01/2012          661,667
  2,035,000  CLOVIS CA UNIFIED SCHOOL DISTRICT ELECTION 2004 SERIES A FGIC INSURED
             (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)^                                  4.03        08/01/2015        1,292,937
  1,000,000  CONTRA COSTA COUNTY CA MERRITHEW MEMORIAL HOSPITAL PROJECT MBIA
             INSURED (LEASE REVENUE LOC)                                                   5.25        11/01/2010        1,092,390
  1,500,000  CONTRA COSTA COUNTY CA WATER DISTRICT SERIES K FSA INSURED
             (WATER REVENUE LOC)                                                           5.00        10/01/2009        1,664,070
    235,000  DALY CITY CA HOUSING DEVELOPMENT FINANCE AGENCY SERIES A FRANCISCAN
             ACQUISITION PROJECT (HOUSING REVENUE LOC)                                     5.00        12/15/2010          248,820
    650,000  EAST BAY DELTA CA HOUSING & FINANCE AGENCY LEASE PURCHASE PROJECT
             SERIES A MBIA CAHLIF (HOUSING REVENUE LOC)                                    4.25        06/01/2005          655,252
    300,000  IRVINE CA IMPROVEMENT BOND ACT OF 1915 (SPECIAL TAX REVENUE LOC)+/-SS.        2.15        09/02/2022          300,000
    500,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY SPECIAL TAX HORSETHIEF
             CANYON (SPECIAL TAX REVENUE LOC)                                              5.35        09/01/2010          535,505
  2,000,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
             SERIES D AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                              1.95        08/15/2021        2,000,000
    230,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER PREREFUNDED MBIA IBC BANK
             OF NEW YORK INSURED ESCROWED TO MATURITY (ELECTRIC REVENUE LOC)               4.75        08/15/2011          232,955
    300,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-2 (WATER REVENUE
             LOC)+/-SS.                                                                    2.15        07/01/2035          300,000
    920,000  LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY SERIES A REGULAR
             PARK & OPEN SPACE DISTRICT (SPECIAL TAX REVENUE LOC)                          5.50        10/01/2010          999,663
  1,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
             SERIES BJPM INSURED (WATER REVENUE LOC)+/-SS.                                 1.95        07/01/2027        1,000,000
  1,000,000  MORENO VALLEY CA UNIFIED SCHOOL DISTRICT FSA INSURED (LEASE REVENUE LOC)      5.25        03/01/2011        1,025,010
  1,000,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
             FACILITY (SOLID WASTE REVENUE LOC)                                            5.10        02/15/2011        1,047,930
  1,500,000  NEW HAVEN CA UNIFIED SCHOOL DISTRICT FSA INSURED
             (PROPERTY TAX REVENUE LOC)                                                   12.00        08/01/2013        2,425,725
  1,400,000  NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON TRANSMISSION PROJECT
             SERIES A (POWER REVENUE LOC)                                                  7.00        05/01/2013        1,709,890

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 1,000,000  OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND CONVENTION
             CENTERS AMBAC INSURED (LEASE REVENUE LOC)                                     5.00%       10/01/2005     $  1,022,720
    590,000  ONTARIO CA REDEVELOPMENT FINANCING AUTHORITY REVENUE ONTARIO
             REDEVELOPMENT PROJECT NO.1 MBIA INSURED (TAX INCREMENTAL
             REVENUE LOC)                                                                  6.90        08/01/2010          709,139
    900,000  ORANGE COUNTY CA IMPROVEMENT BOND ACT OF 1915 SERIES A
             (SPECIAL FACILITIES REVENUE LOC)+/-SS.                                        2.15        09/02/2033          900,000
  1,000,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC FINANCE
             INSURED (SEWER REVENUE LOC)+/-SS.                                             2.15        08/01/2029        1,000,000
  1,000,000  ORANGE COUNTY CA SERIES A MBIA INSURED (LEASE REVENUE LOC)                    5.60        07/01/2009        1,067,250
    100,000  PALO ALTO CA SERIES A (SEWER REVENUE LOC)                                     5.80        06/01/2005          101,576
    100,000  PLEASANT VALLEY SCHOOL DISTRICT VENTURA COUNTY CA TIERRA LINDA
             SCHOOL MBIA INSURED (LEASE REVENUE LOC)                                       5.10        08/01/2006          100,247
    515,000  PORT OF OAKLAND CA SERIES H MBIA INSURED (HARBOR DEPARTMENT
             REVENUE LOC)                                                                  5.00        11/01/2005          527,690
  1,000,000  PORT OF OAKLAND CA SERIES K FGIC INSURED (HARBOR DEPARTMENT
             REVENUE LOC)                                                                  5.50        11/01/2009        1,113,850
    820,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 4.00        09/01/2005          830,078
    825,000  RIALTO CA REDEVELOPMENT AGENCY MERGED PROJECT AREA SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 4.50        09/01/2012          853,949
  1,300,000  SACRAMENTO CA COGENERATION AUTHORITY PROCTER AND GAMBLE PROJECT
             PREREFUNDED (ELECTRIC REVENUE LOC)SS.                                         6.50        07/01/2005        1,354,899
  1,000,000  SACRAMENTO CA MUNICIPAL UTILITY DISTRICT ELECTRIC REVENUE SERIES S
             (ELECTRIC PLANT REVENUE LOC)                                                  5.00        11/15/2011        1,119,580
  1,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
             REGIONAL COUNTY SERIES B-4 AMBAC INSURED (SEWER REVENUE LOC)+/-SS.            1.85        12/01/2039        1,000,000
    985,000  SALINAS VALLEY CA SOLID WASTE AUTHORITY AMBAC INSURED (SOLID
             WASTE REVENUE LOC)                                                            5.00        08/01/2012        1,067,139
  5,050,000  SAN DIEGO CA REDEVELOPMENT AGENCY TAX ALLOCATION CENTRE CITY
             SERIES A XLCA INSURED (TAX INCREMENTAL REVENUE LOC)                           5.00        09/01/2014        5,603,934
  1,000,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT ELECTION 1998 SERIES D FGIC
             INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                           5.25        07/01/2022        1,132,170
  1,000,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT ELECTION 1998 SERIES D FGIC
             INSURED (PROPERTY TAX REVENUE LOC)                                            5.25        07/01/2024        1,132,170
  1,040,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT ELECTION 1998 SERIES E FSA
             INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                                  5.25        07/01/2018        1,173,193
  1,090,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES
             ISSUE 13B MBIA INSURED (AIRPORT REVENUE LOC)                                  8.00        05/01/2005        1,111,353
    650,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES
             ISSUE 14A MBIA INSURED (AIRPORT REVENUE LOC)                                  8.00        05/01/2005          662,733
  1,110,000  SAN FRANCISCO CITY & COUNTY CA AIRPORT COMMISSION SECOND SERIES ISSUE
             14A MBIA INSURED (AIRPORT REVENUE LOC)                                        8.00        05/01/2007        1,199,078
    680,000  SAN FRANCISCO CITY & COUNTY CA SERIES 1 FGIC INSURED (PROPERTY TAX
             REVENUE LOC)                                                                  5.75        06/15/2007          738,392
    270,000  SAN JACINTO CA COMMUNITY FACILITIES DISTRICT NO.2 SERIES A (SPECIAL TAX
             REVENUE LOC)                                                                  3.85        09/01/2009          274,212
    825,000  SANTA MONICA CA REDEVELOPMENT AGENCY OCEAN PARK REDEVELOPMENT PROJECT
             (TAX INCREMENTAL REVENUE LOC)                                                 4.70        07/01/2012          883,064
  1,250,000  SOUTH ORANGE COUNTY CA PUBLIC FINANCING AUTHORITY FOOTHILL AREA
             SERIES C FGIC INSURED (SALES TAX REVENUE LOC)                                 7.50        08/15/2006        1,354,650

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$   300,000  STATE OF CALIFORNIA VETERANS BONDS SERIES AN (PROPERTY TAX REVENUE LOC)       9.00%       04/01/2009     $    373,473
  1,000,000  STATE OF CALIFORNIA XLCA-ICR INSURED (OTHER REVENUE LOC)                      5.75        10/01/2010        1,141,930
  1,310,000  SUNNYVALE CA AMBAC INSURED (SOLID WASTE REVENUE LOC)                          5.00        10/01/2010        1,422,490
    415,000  TRINITY COUNTY CA PUBLIC UTILITIES DISTRICT ELECTRIC DISTRIBUTION
             FACILITIES AMBAC INSURED (LEASE REVENUE LOC)                                  5.00        04/01/2012          452,869
    245,000  WHITTIER PUBLIC FINANCING AUTHORITY CA SERIES A GREENLEAF AVE WHITTIER
             REDEVELOPMENT (LEASE REVENUE LOC)                                             5.00        11/01/2012          260,354
                                                                                                                        86,085,931
                                                                                                                      ------------
PUERTO RICO - 0.97%
    805,000  PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENTS ECON DEFEASED TO CALL
             DATE MBIA INSURED (PROPERTY TAX REVENUE LOC)                                  5.75        07/01/2020          913,852
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $85,290,546)                                                                        86,999,783
                                                                                                                      ------------
SHARES
SHORT-TERM INVESTMENTS - 6.39%
  3,289,900  FEDERATED CALIFORNIA MUNI CASH TRUST FUND                                                                   3,289,900
  2,717,000  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                                       2,717,000
                                                                                                                         6,006,900
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,006,900)                                                                           6,006,900
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $91,297,446)*                          98.95%                                                                   $ 93,006,683
OTHER ASSETS AND LIABILITIES, NET             1.05                                                                         985,801
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $ 93,992,484
                                            ======                                                                    ============

+/-   VARIABLE RATE SECURITIES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,717,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 2.71%
     64,600  BLACKROCK CALIFORNIA INSURED MUNICIPAL TRUST                                                             $  1,051,688
    314,300  MUNIYIELD CALIFORNIA FUND                                                                                   4,463,060
    414,378  MUNIYIELD CALIFORNIA INSURED FUND  II                                                                       5,523,659
     30,000  PUTNAM CA INVESTMENT GRADE MUNICIPAL TRUST                                                                    402,000
    100,000  VAN KAMPEN CA QUALITY MUNICIPAL TRUST                                                                       1,601,000
     60,100  VAN KAMPEN CA VALUE MUNICIPAL TRUST                                                                           887,076
                                                                                                                        13,928,483
                                                                                                                      ------------
TOTAL INVESTMENT COMPANIES (COST $12,996,148)                                                                           13,928,483
                                                                                                                      ------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 96.39%
CALIFORNIA - 95.54%
$ 2,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CA SCHOOL OF MECHANIC
             ARTS (EDUCATIONAL FACILITIES REVENUE LOC)                                     5.30%       10/01/2032        2,241,694
  6,700,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA CHANNING HOUSE
             (NURSING HOME REVENUE LOC)                                                    5.50        02/15/2029        6,772,293
  2,000,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA REVENUE SAN
             DIEGO HOSPITAL ASSOCIATION SERIES A (HEALTHCARE FACILITIES REVENUE LOC)       6.13        08/15/2020        2,158,160
  1,800,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA REVENUE SAN DIEGO
             HOSPITAL ASSOCIATION SERIES C (HEALTHCARE FACILITIES REVENUE LOC)             5.38        03/01/2021        1,843,038
  2,000,000  ABAG FINANCIAL AUTHORITY FOR NONPROFIT CORPORATIONS CA STANFORD
             UNIVERSITY HOSPITAL (OTHER REVENUE LOC)SS.                                    5.50        11/01/2005        2,047,540
  1,500,000  ABC UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION SERIES B (PROPERTY TAX
             REVENUE LOC)^                                                                 4.65        08/01/2018          803,385
  1,500,000  ANAHEIM PUBLIC FINANCING AUTHORITY PUBLIC IMPROVEMENTS PROJECT SERIES C
             (LEASE REVENUE LOC)^                                                          4.97        09/01/2022          630,120
  1,750,000  ANTELOPE VALLEY CA UNIFIED HIGH SCHOOL DISTRICT ELECTION 2002 SERIES B
             MBIA INSURED (PROPERTY TAX REVENUE LOC)                                       4.38        08/01/2023        1,748,845
  4,345,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY (COLLEGE AND
             UNIVERSITY REVENUE LOC)                                                       5.88        09/01/2020        4,600,573
  4,455,000  AZTEC SHOPS LIMITED CA SAN DIEGO STATE UNIVERSITY (COLLEGE AND
             UNIVERSITY REVENUE LOC)                                                       6.00        09/01/2031        4,635,472
    200,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES C AMBAC
             INSURED (TOLL ROAD REVENUE LOC)+/-SS.                                         1.96        04/01/2025          200,000
  3,190,000  BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT #2000-1 LIBRARY
             PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL REVENUE LOC)                  5.75        08/01/2030        3,743,561
  5,000,000  BERKELEY CA UNIFIED SCHOOL DISTRICT ELECTION 2000 FSA INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        08/01/2027        5,171,900
  2,000,000  BRENTWOOD CA INFRASTRUCTURE FINANCING AUTHORITY FSA INSURED
             (LEASE REVENUE LOC)                                                           4.75        09/02/2024        2,041,880
  1,300,000  BURBANK GLENDALE PASADENA AIRPORT AUTHORITY CA (AIRPORT REVENUE LOC)          6.40        06/01/2010        1,304,277
  1,195,000  BUTTE GLENN COMMUNITY COLLEGE SERIES A (PROPERTY TAX REVENUE LOC)             5.50        08/01/2019        1,342,200
  1,500,000  CABRILLO CA UNIFIED SCHOOL DISTRICT SERIES A AMBAC INSURED
             (PROPERTY TAX REVENUE LOC)^                                                   4.87        08/01/2021          675,390
  2,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY KECK GRADUATE INSTITUTE
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          6.75        06/01/2030        2,170,080
  1,000,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE & UNIVERSITY
             PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)                        5.25        04/01/2024        1,010,520

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 1,500,000  CALIFORNIA EDUCATION FACILITIES AUTHORITY POOLED COLLEGE AND
             UNIVERSITY PROJECTS SERIES B (COLLEGE AND UNIVERSITY REVENUE LOC)             5.13%       04/01/2017     $  1,535,295
  5,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ADVENTIST HEALTH
             SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                          5.00        03/01/2028        5,015,300
  3,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY CASA COLINA
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        04/01/2022        3,167,220
  2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED DE LAS
             COMPANAS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                         5.75        07/01/2015        2,073,960
  2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCRIPPS
             MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                6.40        10/01/2012        2,020,040
  1,795,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SCRIPPS
             MEMORIAL HOSPITAL SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                6.25        10/01/2013        1,812,465
  2,750,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY INSURED SUTTER HEALTH
             SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                                  5.13        08/15/2022        2,853,400
  2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SCRIPPS RESEARCH
             INSTITUTION SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                      6.63        07/01/2014        2,045,940
    315,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SMALL FACILITY LOAN
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  6.75        03/01/2020          316,030
  1,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY ST. FRANCIS MEMORIAL
             HOSPITAL SERIES C (HEALTHCARE FACILITIES REVENUE LOC)                         5.88        11/01/2023        1,202,520
  6,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY SUTTER HEALTH SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25        08/15/2031        6,733,680
  2,000,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY THE EPISCOPAL HOME
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25        02/01/2021        2,098,700
    520,000  CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY VALLEYCARE PROJECT
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  6.50        05/01/2005          521,789
    500,000  CALIFORNIA HOUSING FINANCE AGENCY MULTI UNIT RENTAL HOUSING SERIES B II
             (HOUSING REVENUE LOC)                                                         6.70        08/01/2015          500,745
  1,000,000  CALIFORNIA HOUSING FINANCING AGENCY HOME MORTGAGE SERIES G FSA INSURED
             (HOUSING REVENUE LOC)+/-SS.                                                   1.90        08/01/2031        1,000,000
  5,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK (LEASE REVENUE LOC)     5.50        06/01/2025        5,460,900
  6,850,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J DAVID GLADSTONE
             INSTITUTE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                         5.25        10/01/2034        6,950,010
  1,275,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SCRIPPS RESEARCH
             INSTITUTE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                        5.75        07/01/2030        1,349,192
  1,425,000  CALIFORNIA PUBLIC WORKS BOARD DEPARTMENT OF GENERAL SERVICES TEALE DATA
             CENTER SERIES B (LEASE REVENUE LOC)                                           5.25        03/01/2019        1,543,261
    350,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B
             (HOUSING REVENUE LOC)                                                         6.25        12/01/2031          354,109
    405,000  CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY SERIES B-5
             (HOUSING REVENUE LOC)+/-                                                      6.35        12/01/2029          409,382
  1,090,000  CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION SERIES MM
             (LEASE REVENUE LOC)                                                           5.50        06/01/2021        1,130,755
  5,000,000  CALIFORNIA STATE AMBAC TCRS BANK OF NEW YORK (GENERAL OBLIGATION -
             STATES, TERRITORIES LOC)                                                      5.25        12/01/2024        5,275,000
  3,000,000  CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS SERIES A AMBAC INSURED
             (OTHER REVENUE LOC)                                                           5.30        12/01/2021        3,201,150
  5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES CENTRAL VALLEY PROJECT
             SERIES AC MBIA INSURED (WATER REVENUE LOC)                                    5.00        12/01/2027        5,214,300
    600,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
             (ELECTRIC REVENUE LOC)+/-SS.                                                  2.25        05/01/2022          600,000

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 8,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES C-7 FSA INSURED
             (WATER REVENUE LOC)+/-SS.                                                     2.00%       05/01/2022     $  8,000,000
  5,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES J-2
             (WATER REVENUE LOC)                                                           6.00        12/01/2007        5,529,650
  1,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES POWER SUPPLY REVENUE
             SERIES B-6 (WATER & WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                   2.15        05/01/2022        1,000,000
  4,000,000  CALIFORNIA STATE SERIES A-8 CITIBANK INSURED
             (PROPERTY TAX REVENUE LOC)+/-SS.                                              1.97        05/01/2034        4,000,000
  3,500,000  CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED SR-AUX
             ORGANIZATION EVENT CENTER (COLLEGE AND UNIVERSITY REVENUE LOC)                6.00        07/01/2022        3,700,340
  7,830,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CATHOLIC
             HEALTHCARE WEST (HEALTHCARE FACILITIES REVENUE LOC)                           6.50        07/01/2020        8,740,003
  3,070,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CEDARS SINAI
             MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                            6.50        08/01/2012        3,445,860
  2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS
             HOSPITAL LOS ANGELES MBIA IBC (HEALTHCARE FACILITIES REVENUE LOC)             5.25        08/15/2029        2,108,220
  2,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY CHILDRENS
             HOSPITAL LOS ANGELES MBIA (HEALTHCARE FACILITIES REVENUE LOC)                 5.25        08/15/2029        2,108,220
  2,010,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY PIONEER PARK
             PROJECT SERIES T (HOUSING REVENUE LOC)                                        6.10        12/20/2035        2,113,656
  4,210,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY SERIES B
             (WATER & WASTEWATER AUTHORITY REVENUE LOC)                                    5.25        10/01/2027        4,464,158
  5,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY THE INTERNEXT
             GROUP (HEALTHCARE FACILITIES REVENUE LOC)                                     5.38        04/01/2017        5,121,550
  1,000,000  CAMPBELL CA UNION HIGH SCHOOL DISTRICT ELECTION OF 1999 FGIC INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        08/01/2032        1,027,640
    200,000  CAPITOL AREA DEVELOPMENT AUTHORITY SERIES A (LEASE REVENUE LOC)               6.50        04/01/2012          200,704
  1,080,000  CARSON CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.25        10/01/2019        1,198,238
  1,140,000  CARSON CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.25        10/01/2020        1,260,327
  5,000,000  CENTER UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES C
             (PROPERTY TAX REVENUE LOC)^                                                   4.87        09/01/2021        2,242,300
  2,645,000  CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY SERIES A
             (EDUCATIONAL FACILITIES REVENUE LOC)                                          6.45        02/01/2018        3,244,595
  3,000,000  CHICO PUBLIC FINANCING AUTHORITY TAX ALLOCATION MERGED REDEVELOPMENT
             AREA PROJECT (TAX INCREMENTAL REVENUE LOC)                                    5.13        04/01/2021        3,190,980
  1,800,000  CHINO BASIN REGIONAL FINANCING AUTHORITY CA MUNICIPAL WATER DISTRICT
             SEWER SYSTEM PROJECT (SEWER REVENUE LOC)                                      6.00        08/01/2016        1,841,580
  3,440,000  CLOVIS CA UNIFIED SCHOOL DISTRICT ELECTION 2001 SERIES B FGIC INSURED
             (PROPERTY TAX REVENUE LOC)^                                                   5.07        08/01/2024        1,290,413
  1,000,000  COLTON JOINT UNIFIED SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)      5.38        08/01/2017        1,114,940
    885,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT HILL
             (TAX ALLOCATION REVENUE LOC)SS.                                               5.25        08/01/2028          996,368
  4,615,000  CONTRA COSTA COUNTY CA PUBLIC FINANCING AUTHORITY PLEASANT HILL
             (TAX ALLOCATION REVENUE LOC)                                                  5.25        08/01/2028        4,696,962
    270,000  CONTRA COSTA COUNTY CA GNMA (HOUSING REVENUE LOC)                             7.75        05/01/2022          363,393
  3,000,000  CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A
             (SALES TAX REVENUE LOC)SS.                                                    5.50        03/01/2005        3,017,640
  2,755,000  CONTRA COSTA TRANSPORTATION AUTHORITY CA SERIES A (SALES TAX REVENUE LOC)     6.50        03/01/2009        3,089,237
    805,000  COUNTY OF MERCED CA REFUNDED CONSTRUCTION (LEASE REVENUE LOC)                 6.00        10/01/2012          827,902
  1,035,000  DALY CITY HOUSING DEVELOPMENT FINANCE AGENCY CA FRANCISCAN ACQUISITION
             PROJECT SERIES A (HOUSING REVENUE LOC)                                        5.65        12/15/2019        1,114,560

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 1,095,000  DINUBA CA UNIFORM SCHOOL DISTRICT FINANCING PROJECT AMBAC INSURED
             (LEASE REVENUE LOC)                                                           4.50%       02/01/2024     $  1,096,577
  5,250,000  DUARTE CA SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                        5.25        04/01/2024        5,268,427
  2,000,000  DUARTE CA SERIES A ACA  (HEALTHCARE FACILITIES REVENUE LOC)                   5.25        04/01/2019        2,076,200
  4,000,000  DUARTE REDEVELOPMENT AGENCY CA MERGED REDEVELOPMENT PROJECT
             (TAX INCREMENTAL REVENUE LOC)^                                                5.34        12/01/2016        2,133,600
  3,300,000  EAST PALO ALTO REDEVELOPMENT AGENCY TAX ALLOCATION UNIVERSITY CIRCLE
             GATEWAY 101 CORRIDOR PROJECT (TAX INCREMENTAL REVENUE LOC)                    6.63        10/01/2029        3,533,772
  4,430,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   5.46        09/01/2018        2,263,819
  5,185,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   5.09        09/01/2019        2,481,437
  5,420,000  EAST SIDE UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY CA SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   5.18        09/01/2020        2,430,491
  2,500,000  EL MONTE CA DEPARTMENT OF PUBLIC SERVICES FACILITIES PROJECT PHASE II
             (LEASE REVENUE LOC)                                                           5.25        01/01/2034        2,594,975
    500,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT DISTRIBUTION
             REFINANCING (SPECIAL FACILITIES REVENUE LOC)                                  5.75        09/02/2014          510,505
  1,750,000  EMERYVILLE PUBLIC FINANCING AUTHORITY CA ASSESSMENT DISTRIBUTION
             REFINANCING (SPECIAL FACILITIES REVENUE LOC)                                  5.90        09/02/2021        1,785,822
  1,500,000  ENCINITAS UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION
             (PROPERTY TAX REVENUE LOC)^                                                   4.47        08/01/2018          803,385
  2,125,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CENTER FOR THE ARTS
             PROJECT (LEASE REVENUE LOC)                                                   6.00        09/01/2018        2,220,242
  2,000,000  ESCONDIDO JOINT POWERS FINANCING AUTHORITY CA CIVIC CENTER PROJECT
             SERIES B (LEASE REVENUE LOC)                                                  6.13        09/01/2011        2,283,380
  1,595,000  FOLSOM CORDOVA UNION SCHOOL DISTRICT FACILITIES IMPROVEMENT DISTRICT
             NO.2 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE LOC)^                4.73        10/01/2019          800,371
  3,905,000  FONTANA REDEVELOPEMENT AGENCY CA TAX ALLOCATION SIERRA CORRIDOR
             COMMERCIAL REDEVELOPEMENT PROJECT (TAX ALLOCATION REVENUE LOC)                5.50        09/01/2034        4,008,639
  1,285,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
             SERIES A (TAX INCREMENTAL REVENUE LOC)                                        5.50        10/01/2017        1,366,713
  5,040,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT
             PROJECT SERIES A (TAX INCREMENTAL REVENUE LOC)                                5.50        10/01/2027        5,192,158
  4,785,000  FONTANA REDEVELOPMENT AGENCY CA JURUPA HILLS REDEVELOPMENT PROJECT
             SERIES A (TAX INCREMENTAL REVENUE LOC)                                        5.60        10/01/2027        4,987,836
  3,000,000  FONTANA UNIFIED SCHOOL DISTRICT CA SERIES C
             (PROPERTY TAX REVENUE LOC)SS.                                                 6.15        05/01/2020        3,327,390
  1,000,000  FRESNO CA STREET IMPROVEMENT PROJECT (LEASE REVENUE LOC)                      6.63        12/01/2011        1,016,250
  1,250,000  FRESNO COUNTY FINANCING AUTHORITY CA AMERICAN AVENUE LANDFILL PROJECT
             (SPECIAL FACILITIES REVENUE LOC)                                              5.75        05/15/2014        1,291,587
  1,550,000  GILROY CA BONAFONTE GARDENS PARK PROJECT (RECREATIONAL FACILITIES
             REVENUE LOC)                                                                  8.15        11/01/2015        1,162,996
  1,030,000  GLENDALE CA UNIFORM SCHOOL DISTRICT SERIES G FSA INSURED (PROPERTY
             TAX REVENUE LOC)                                                              4.50        09/01/2021        1,046,913
  2,420,000  GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL APPRECIATION
             SERIES A (OTHER REVENUE LOC)^                                                 4.34        08/01/2015        1,535,950
  2,500,000  HAWAIIAN GARDENS REDEVELOPMENT AGENCY CA (TAX INCREMENTAL REVENUE LOC)        6.00        12/01/2013        2,776,475
  4,500,000  HAWTHORNE SCHOOL DISTRICT CA (LEASE REVENUE LOC)^                             5.38        11/01/2025        4,743,900
  1,340,000  HOLLISTER CA REDEVELOPMENT AGENCY TAX ALLOCATION COMMUNITY
             DEVELOPMENT PROJECT (TAX ALLOCATION REVENUE LOC)                              5.25        10/01/2019        1,470,851

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 3,750,000  INDUSTRY URBAN DEVELOPMENT AGENCY CA TAX ALLOCATION CIVIC RECREATION
             SERIES A (TAX INCREMENTAL REVENUE LOC)                                        5.00%       05/01/2017     $  3,975,375
  1,555,000  INGLEWOOD CA REDEVELOPMENT AGENCY SERIES A MERGED REDEVELOPMENT
             PROJECT (TAX INCREMENTAL REVENUE LOC)                                         5.25        05/01/2017        1,755,642
  2,300,000  IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED
             (WATER & SEWER REVENUE LOC)+/-SS.                                             2.15        04/01/2033        2,300,000
    270,000  JAMUL-DULZURA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE LOC)       6.40        08/01/2016          270,840
  2,000,000  KERN HIGH SCHOOL DISTRICT SERIES D (PROPERTY TAX REVENUE LOC)                 5.60        08/01/2012        2,025,020
  2,000,000  LAGUNA SALADA UNION SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES B
             (PROPERTY TAX REVENUE LOC)^                                                   4.79        08/01/2020          956,480
  3,010,000  LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY REVENUE SPECIAL TAX
             HORSETHIEF CANYON (SPECIAL TAX REVENUE LOC)                                   5.63        09/01/2016        3,177,386
  4,000,000  LAKE ELSINORE PUBLIC FINANCING AUTHORITY CA SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.50        09/01/2030        4,055,960
  1,310,000  LANCASTER CA FINANCING AUTHORITY TAX ALLOCATION REVENUE PROJECT
             NUMBER 5 AND 6 REDEVELOPMENT PROJECTS (TAX REVENUE LOC)                       5.25        02/01/2018        1,476,920
  2,965,000  LANCASTER CA SCHOOL DISTRICT (GENERAL OBLIGATION -
             SCHOOL DISTRICTS LOC)^                                                        5.07        08/01/2024        1,112,231
  3,000,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                         6.00        11/01/2008        3,391,500
  1,500,000  LONG BEACH FINANCING AUTHORITY CA (LEASE REVENUE LOC)                         6.00        11/01/2017        1,772,355
  2,900,000  LOS ALTOS SCHOOL DISTRICT CA ELECTION OF 1998 SERIES B CAPITAL
             APPRECIATION (PROPERTY TAX REVENUE LOC)^                                      5.29        08/01/2021        1,220,726
    400,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-2
             (WATER REVENUE LOC)+/-SS.                                                     2.15        07/01/2035          400,000
  1,025,000  LOS ANGELES COUNTY CA CAPITAL APPRECIATION AMBAC INSURED
             (LEASE REVENUE LOC)^                                                          4.79        09/01/2020          488,269
  2,000,000  LOS ANGELES COUNTY CA (LEASE REVENUE LOC)                                     6.00        12/01/2015        2,410,380
  2,700,000  LOS ANGELES COUNTY CAPITAL ASSET LEASING CORPORATION CA SERIES B
             (LEASE REVENUE LOC)                                                           6.00        12/01/2014        3,239,298
  2,900,000  LOS ANGELES DEPARTMENT OF AIRPORTS CA SERIES A (AIRPORT REVENUE LOC)SS.       5.50        05/15/2008        2,966,642
  2,750,000  LOS ANGELES DEPARTMENT OF WATER & POWER CA REFUNDED BALANCE SECOND
             ISSUE MBIA (ELECTRIC REVENUE LOC)SS.                                          5.00        10/15/2017        2,784,402
  4,745,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)               5.38        11/01/2015        4,945,951
  2,465,000  LOS ANGELES HARBOR DEPARTMENT CA SERIES B (AIRPORT REVENUE LOC)               5.38        11/01/2023        2,576,122
  2,200,000  LOS ANGELES UNIFIED SCHOOL DISTRICT CA MULTIPLE PROPERTY PROJECTS
             SERIES A (LEASE REVENUE LOC)                                                  5.50        10/01/2010        2,359,500
  2,500,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
             FGIC INSURED (PROPERTY TAX REVENUE LOC)^                                      4.99        08/01/2023        1,000,350
  2,555,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
             FGIC INSURED (PROPERTY TAX REVENUE LOC)^                                      5.07        08/01/2024          958,432
  2,235,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   4.65        08/01/2018        1,197,044
  1,055,000  MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   4.87        08/01/2021          475,024
    845,000  MIDPENINSULA REGIONAL OPEN SPACE DISTRICT CA PROMISSORY NOTES
             (PROPERTY TAX REVENUE LOC)                                                    7.00        09/01/2014          859,940
  4,375,000  MONROVIA REDEVELOPMENT AGENCY CA CENTRAL REDEVELOPMENT PROJECT AREA 1
             (TAX INCREMENTAL REVENUE LOC)                                                 5.00        05/01/2021        4,640,825
  1,260,000  MOUNTAIN VIEW LOS ALTOS UNION HIGH SCHOOL DISTRICT CA SERIES D
             (PROPERTY TAX REVENUE LOC)^                                                   4.73        08/01/2019          637,220
  1,080,000  NAPA VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER
             FACILITY (SOLID WASTE REVENUE LOC)                                            5.50        02/15/2013        1,133,752
    720,000  NATOMAS UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)        5.75        09/01/2012          736,531

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 5,000,000  NORTHERN CA TRANSMISSION REVENUE CALIFORNIA-OREGON TRANSMISSION
             PROJECT SERIES A (POWER REVENUE LOC)                                          7.00%       05/01/2013     $  6,106,750
  1,465,000  OAKLAND CA (PROPERTY TAX REVENUE LOC)                                         6.00        06/15/2012        1,469,556
  1,305,000  OCEANSIDE CA COMMUNITY DEVELOPEMENT TAX ALLOCATION DOWNTOWN R
             EDEVELOPEMENT PROJECT XLCA INSURED (TAX ALLOCATION REVENUE LOC)               4.50        09/01/2020        1,333,697
  1,500,000  ONTARIO REDEVELOPMENT FINANCING AUTHORITY CA ONTARIO REDEVELOPMENT
             PROJECT NO.1 (SPECIAL TAX REVENUE LOC)                                        6.00        08/01/2015        1,527,975
  1,300,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A DEXIA PUBLIC FINANCE
             INSURED (SEWER REVENUE LOC)+/-SS.                                             2.15        08/01/2029        1,300,000
  2,160,000  ORCHARD SCHOOL DISTRICT CA CAPITAL APPRECIATION ELECTION OF 2000
             SERIES A (PROPERTY TAX REVENUE LOC)^                                          5.07        08/01/2024          810,259
  2,000,000  OXNARD CA FINANCING AUTHORITY AMBAC INSURED
             (WATER & SEWER REVENUE LOC)+/-SS.                                             2.00        06/01/2034        2,000,000
  1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   4.87        09/01/2021          448,460
  1,000,000  PARAMOUNT UNIFIED SCHOOL DISTRICT CA CAPITAL APPRECIATION SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   4.93        09/01/2022          422,990
  1,915,000  PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE REVENUE LOC)       6.25        01/01/2018        2,245,835
  1,030,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.25        10/01/2020        1,132,341
  2,045,000  PERRIS PUBLIC FINANCING AUTHORITY CA TAX ALLOCATION SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.75        10/01/2031        2,150,972
  2,000,000  PICO RIVERA CA WATER AUTHORITY REVENUE WATER SYSTEM PROJECT SERIES A
             (WATER REVENUE LOC)                                                           5.50        05/01/2019        2,289,580
  7,000,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE LOC)                   6.25        12/01/2032        7,148,120
  2,515,000  PLACENTIA REDEVELOPMENT AUTHORITY CA SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.85        08/01/2032        2,657,550
  2,680,000  PONOMA UNIFIED SCHOOL DISTRICT CA SERIES A (PROPERTY TAX REVENUE LOC)         6.55        08/01/2029        3,444,524
  2,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                   5.50        11/01/2020        2,193,600
  5,000,000  PORT OF OAKLAND CA SERIES L (HARBOR DEPARTMENT REVENUE LOC)                   5.00        11/01/2021        5,189,950
  3,600,000  PORT REDWOOD CITY CA (HARBOR DEPARTMENT REVENUE LOC)                          5.13        06/01/2030        3,468,636
  1,000,000  REDLANDS CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE REDEVELOPMENT
             PROJECT AREA CLASS A (TAX REVENUE LOC)                                        4.63        08/01/2022        1,015,910
  1,345,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 4.88        09/01/2018        1,371,201
  1,000,000  RIALTO REDEVELOPMENT AGENCY CA MERGED PROJECT AREA SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.00        09/01/2021        1,022,290
  3,115,000  RICHMOND CA WASTEWATER REVENUE (SEWER REVENUE LOC)                            5.80        08/01/2018        3,523,127
  1,100,000  RICHMOND JOINT POWERS FINANCING AUTHORITY CA LEASE & GAS TAX SERIES A
             (LEASE REVENUE LOC)                                                           5.25        05/15/2013        1,102,684
  8,595,000  RIVERSIDE COUNTY ASSET LEASING CORPORATION CA RIVERSIDE COUNTY
             HOSPITAL PROJECT (HEALTHCARE FACILITIES REVENUE LOC)^                         5.21        06/01/2026        2,856,634
     15,000  RIVERSIDE COUNTY CA GNMA SERIES A (HOUSING REVENUE LOC)                       6.85        10/01/2016           15,449
  4,560,000  RIVERSIDE COUNTY PUBLIC FINANCING AUTHORITY CA REDEVELOPMENT
             PROJECTS SERIES A (TAX ALLOCATION REVENUE LOC)                                5.50        10/01/2022        4,671,127
  3,990,000  ROCKLIN REDEVELOPMENT AGENCY CA ROCKLIN REDEVELOPMENT PROJECT SERIES A
             (TAX INCREMENTAL REVENUE LOC)                                                 5.50        09/01/2031        4,140,543
      5,000  SACRAMENTO CITY FINANCING AUTHORITY CA UNREFUNDED BALANCE
             (OTHER REVENUE LOC)                                                           6.70        11/01/2011            5,018
  2,085,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
             (SEWER REVENUE LOC)SS.                                                        4.75        12/01/2023        2,117,693

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 3,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY REGIONAL
             COUNTY SERIES B-4 AMBAC INSURED (SEWER REVENUE LOC)+/-SS.                     1.85%       12/01/2039     $  3,000,000
  2,870,000  SACRAMENTO COUNTY HOUSING AUTHORITY VERANDAS APARTMENTS PROJECT
             SERIES H (HOUSING REVENUE LOC)                                                5.70        03/01/2034        2,973,119
    300,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT CA ESCROWED TO MATURITY SERIES C
             (ELECTRIC REVENUE LOC)                                                        5.75        11/15/2008          306,744
  2,500,000  SACRAMENTO MUNICIPAL UTILITY DISTRICT SERIES A (ELECTRIC REVENUE LOC)         6.25        08/15/2010        2,871,700
  1,000,000  SAN DIEGO CA PUBLIC FACILITIES FINANCE AUTHORITY SERIES A
             (LEASE REVENUE LOC)                                                           5.25        05/15/2020        1,007,830
  3,200,000  SAN DIEGO COUNTY CA BURNHAM INSTITUTE PROJECT (LEASE REVENUE LOC)             6.25        09/01/2029        3,319,488
  4,500,000  SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION CA SERIES A
             (SALES TAX REVENUE LOC)                                                       6.00        04/01/2008        4,885,200
  3,910,000  SAN DIEGO REDEVELOPMENT AGENCY CA CAPITAL APPRECIATION TAX ALLOCATION
             CENTRE (TAX INCREMENTAL REVENUE LOC)^                                         5.03        09/01/2023        1,546,835
  1,060,000  SAN DIEGO REDEVELOPMENT AGENCY CA CENTRE CITY SUB PARKING SERIES B
             (PARKING FACILITIES REVENUE LOC)                                              5.30        09/01/2020        1,094,927
  1,000,000  SAN ELIJO CA JOINT POWERS AUTHORITY REVENUE SAN ELIJO WASTEWATER
             FACILITIES FSA INSURED (SEWER REVENUE LOC)                                    5.00        03/01/2020        1,069,030
  2,500,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION CA SECOND SERIES 27B
             (AIRPORT REVENUE LOC)                                                         5.00        05/01/2019        2,652,600
  2,390,000  SAN FRANCISCO CITY & COUNTY AIRPORT COMMISSION SECOND SERIES ISSUE 15A
             (AIRPORT REVENUE LOC)                                                         5.00        05/01/2017        2,471,069
  5,055,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY
             (TOLL ROAD REVENUE LOC)^                                                      4.76        01/01/2023        2,167,584
  6,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE
             (TOLL ROAD REVENUE LOC)^                                                      4.84        01/01/2024        2,418,420
  5,000,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD REVENUE
             (TOLL ROAD REVENUE LOC)^                                                      4.90        01/01/2025        1,898,850
  5,510,000  SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
             SENIOR LIEN - CABS (TOLL ROAD REVENUE LOC)^                                   4.57        01/01/2019        2,926,967
  4,000,000  SAN JOAQUIN HILLS TRANSPORTATION CORRIDOR AGENCY CA SENIOR LIEN
             (TOLL ROAD REVENUE LOC)SS.                                                    7.55        01/01/2008        4,696,760
  2,300,000  SAN JOSE CA CAPITAL ACCUMULATOR (HOUSING REVENUE LOC)^                        4.38        04/01/2016        1,412,660
  3,300,000  SAN JOSE CA EL PARADOR APARTMENTS PROJECT SERIES A (HOUSING REVENUE LOC)      6.20        01/01/2041        3,464,439
  1,205,000  SAN JOSE UNIFIED SCHOOL DISTRICT (LEASE REVENUE LOC)^                         4.88        01/01/2021          557,132
  1,170,000  SAN JUAN UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION -
             SCHOOL DISTRICTS LOC)                                                         5.25        08/01/2018        1,287,211
  5,020,000  SAN MARCOS CA PUBLIC FINANCING AUTHORITY REVENUE SERIES A
             (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                                6.25        09/02/2022        6,068,778
  1,310,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY ESCROWED TO MATURITY
             (STATE & LOCAL GOVERNMENTS LOC)^                                              4.16        01/01/2015          867,875
  1,000,000  SAN MATEO REDEVELOPMENT AGENCY (TAX INCREMENTAL REVENUE LOC)                  5.40        08/01/2018        1,066,820
  3,365,000  SAN RAFAEL CA CITY HIGH SCHOOL DISTRICT ELECTION OF 2002 SERIES B
             FSA INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)^                      4.73        08/01/2019        1,701,781

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 3,000,000  SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
             (LEASE REVENUE LOC)                                                           5.60%       09/01/2019     $  3,184,230
  3,000,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA BLOSSOM RIVER APARTMENTS
             SERIES A (HOUSING REVENUE LOC)                                                6.50        09/01/2039        2,907,450
  4,284,000  SANTA CLARA COUNTY HOUSING AUTHORITY CA THE WILLOWS APARTMENTS SERIES A
             (HOUSING REVENUE LOC)                                                         6.40        06/01/2030        3,933,012
  1,750,000  SIMI VALLEY UNIFIED SCHOOL DISTRICT CAPITAL IMPROVEMENT PROJECTS
             (LEASE REVENUE LOC)                                                           5.25        08/01/2022        1,976,782
  1,000,000  SONOMA VALLEY UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)              6.00        07/15/2021        1,066,150
  1,765,000  SOUTH GATE PUBLIC FINANCING AUTHORITY CA SOUTH GATE REDEVELOPMENT
             PROJECT NO.1 (TAX INCREMENTAL REVENUE LOC)                                    5.25        09/01/2019        1,923,144
     25,000  SOUTHERN CALIFORNIA HOME FINANCING AUTHORITY GNMA & FNMA SERIES A
             (HOUSING REVENUE LOC)                                                         6.75        09/01/2022           25,009
  1,270,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY (ELECTRIC REVENUE LOC)             6.75        07/01/2011        1,512,989
     10,000  STOCKTON CA MORTGAGE BACKED SECURITIES PROGRAM SERIES A
             (HOUSING REVENUE LOC)                                                         7.50        02/01/2023           10,394
  5,690,000  SULPHUR SPRINGS UNION SCHOOL DISTRICT CA INTEREST ACCRUAL SERIES A
             (PROPERTY TAX REVENUE LOC)^                                                   4.07        09/01/2013        4,013,954
    410,000  TORRANCE CA AMBAC INSURED (LEASE REVENUE LOC)SS.                              5.75        04/01/2016          422,029
  2,295,000  TORRANCE CA AMBAC INSURED (LEASE REVENUE LOC)                                 5.75        04/01/2016        2,362,335
  5,650,000  UNION CITY COMMUNITY REDEVELOPMENT AGENCY SERIES A COMMUNITY
             REDEVELOPMENT PROJECT (SPECIAL FACILITIES REVENUE LOC)                        5.38        10/01/2034        5,981,429
  3,275,000  VALLEJO CA WATER IMPROVEMENT PROJECT SERIES A (WATER REVENUE LOC)             5.70        05/01/2016        3,483,454
  2,595,000  VERNON CA MALBURG GENERATING STATION PROJECT
             (ELECTRIC REVENUE LOC)SS.                                                     5.50        04/01/2021        2,855,227
  2,500,000  VISTA COMMUNITY DEVELOPMENT COMMISSION CA VISTA REDEVELOPMENT
             PROJECT AREA (TAX INCREMENTAL REVENUE LOC)                                    5.88        09/01/2037        2,598,225
  1,135,000  WALNUT VALLEY UNIFIED SCHOOL DISTRICT CA SERIES C
             (PROPERTY TAX REVENUE LOC)                                                    5.75        08/01/2015        1,149,744
    900,000  WESTMINSTER REDEVELOPMENT AGENCY CA ROSE GARDENS APARTMENT PROJECT
             SERIES A (HOUSING REVENUE LOC)                                                6.50        08/01/2010          908,397
  2,395,000  WINDSOR JOINT POWERS FINANCING AUTHORITY CA WINDSOR CIVIC CENTER
             SERIES A LEASE REVENUE LOC)                                                   5.38        10/01/2018        2,654,738
  1,600,000  YORBA LINDA REDEVELOPMENT AGENCY CA SERIES A CAPITAL APPRECIATION
             YORBA LINDA REDEVELOPMENT (SPECIAL TAX REVENUE LOC)^                          4.88        09/01/2019          789,136
  2,270,000  YUBA CITY CA REDEVELOPEMENT AGENCY REDEVELOPEMENT PROJECT
             (TAX INCREMENTAL REVENUE LOC)                                                 5.70        09/01/2024        2,303,505
                                                                                                                      ------------
                                                                                                                       491,063,908
PUERTO RICO - 0.85%
  3,800,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
             (OTHER REVENUE LOC)SS.                                                        6.00        07/01/2010        4,359,512
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $461,912,964)                                                                      495,423,420
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 1.09%
  5,631,000  WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST~++                                                    $  5,631,000
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,631,000)                                                                           5,631,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $480,540,112)*                        100.19%                                                                   $514,982,903
OTHER ASSETS AND LIABILITIES, NET            (0.19)                                                                       (987,150)
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $513,995,753
                                            ======                                                                    ============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,631,000.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 2.63%
      8,248  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                      $    119,761
     50,096  DREYFUS MUNICIPAL INCOME FUND                                                                                 500,960
     27,791  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                         236,502
     17,748  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                         230,724
     15,692  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                      233,340
     25,652  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                     402,736
     18,339  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                          254,729
     15,188  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                         204,279
     12,543  SELIGMAN SELECT MUNICIPAL FUND                                                                                129,820
      7,778  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                   113,014
      8,528  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                114,872
     12,032  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                              179,878
                                                                                                                         2,720,615
                                                                                                                      ------------
TOTAL INVESTMENT COMPANIES (COST $2,277,546)                                                                             2,720,615
                                                                                                                      ------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 93.15%
COLORADO - 92.05%
$ 1,380,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO
             (PROPERTY TAX REVENUE LOC)                                                    5.00%       12/01/2015        1,511,624
  1,250,000  ADAMS & WELD COUNTIES CO SCHOOL DISTRICT #27J BRIGHTON, CO
             (PROPERTY TAX REVENUE LOC)                                                    5.50        12/01/2019        1,404,812
  1,100,000  ADAMS COUNTY CO SCHOOL DISTRICT #012 SERIES A FSA INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        12/15/2016        1,199,385
  1,500,000  AURORA HOUSING AUTHORITY CO RIVER FALLS PROJECT SERIES A
             (HOUSING REVENUE LOC)                                                         5.60        07/01/2019        1,292,235
    680,000  BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS
             DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)                                      7.00        12/01/2011          686,514
    645,000  BLACK HAWK CO BUSINESS IMPROVEMENT REVENUE DISTRICT #97-1 PROJECT
             (SPECIAL TAX REVENUE LOC)                                                     6.00        12/01/2009          649,541
  1,000,000  BOULDER CO WATER & SEWER REVENUE (WATER REVENUE LOC)                          5.60        12/01/2017        1,118,120
  1,235,000  BOULDER COUNTY CO IDR UNIVERSITY CORPORATION FOR ATMOSPHERIC PROJECT
             (OTHER REVENUE LOC)                                                           5.50        09/01/2020        1,383,015
  1,000,000  BOULDER COUNTY CO OPEN SPACE CAP (SALES TAX REVENUE LOC)                      5.00        07/15/2017        1,076,840
    500,000  CENTENNIAL 25 METROPOLITAN DISTRICT CO ARAPAHOE COUNTY GO
             (PROPERTY TAX REVENUE LOC)                                                    6.38        12/01/2016          511,680
  1,250,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY (OTHER REVENUE LOC)      5.25        06/01/2021        1,308,787
  1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER
             SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                   6.25        12/15/2012        1,104,800
  1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ACADEMY CHARTER
             SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                                   7.13        12/15/2030        1,081,910
  3,750,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY ALEXANDER DAWSON
             SCHOOL CO PROJECT (PRIVATE SCHOOL REVENUE LOC)                                5.30        02/15/2029        3,876,450
    500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
             CORE KNOWLEDGE PROJECT (LEASE REVENUE LOC)SS.                                 7.00        11/01/2029          592,300
    600,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
             RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)                                6.75        06/01/2029          578,448

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$ 1,000,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
             UNIVERSITY LAB SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)SS.                 5.75%       06/01/2016     $  1,141,600
  1,500,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE CHARTER
             SCHOOL PROJECT (LEASE REVENUE LOC)SS.                                         6.00        12/01/2021        1,744,560
  1,040,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE CHARTER
             SCHOOL COLLEGIATE PROJECT XLCA INSURED (EDUCATIONAL FACILITIES
             REVENUE LOC)                                                                  5.00        06/15/2019        1,113,580
  1,445,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY REVENUE PARKER
             CORE CHARTER XLCA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)                5.00        11/01/2024        1,504,144
    100,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY SERIES A JOHNSON &
             WALES UNIVERSITY PROJECT (COLLEGE AND UNIVERSITY REVENUE LOC)                 5.00        04/01/2023          104,318
  1,165,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES CHARTER SCHOOL COLLEGIATE
             PROJECT XLCA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)                     5.25        06/15/2024        1,257,734
  2,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25        09/01/2021        2,101,900
  1,040,000  COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        01/01/2023        1,097,782
    415,000  COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL & RESEARCH
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        01/01/2008          430,185
  2,000,000  COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.50        09/01/2020        2,199,880
  1,250,000  COLORADO HEALTH FACILITIES AUTHORITY SISTERS OF CHARITY SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25        05/15/2011        1,475,725
    500,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.75        09/15/2022          509,635
    700,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         6.10        08/01/2023          701,547
    605,000  COLORADO HOUSING & FINANCE AUTHORITY AMT SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         6.50        08/01/2031          614,849
    270,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES A-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         6.50        05/01/2016          272,851
     10,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         7.50        12/01/2016           10,067
  2,515,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)+/-                                                      6.70        08/01/2017        2,561,905
    575,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         6.55        08/01/2033          585,333
     70,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         7.45        06/01/2017           70,228
    705,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES C-3 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         6.38        08/01/2033          717,105
    120,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES D-2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         7.10        06/01/2014          120,628
  2,755,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)+/-     10.52        04/01/2011        2,929,722
    700,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES E-3 (HOUSING REVENUE LOC)         6.60        08/01/2017          701,834
  1,000,000  COLORADO HOUSING AND FINANCIAL AUTHORITY SINGLE FAMILY MORTGAGE SERIES
             A-3 CLASS III  (HOUSING REVENUE LOC)                                          5.25        05/01/2032        1,043,270
  1,320,000  COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING FACILITES
             ENTERPRISE MBIA (COLLEGE AND UNIVERSITY REVENUE LOC)                          5.00        06/01/2023        1,387,478
  2,255,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
             (OTHER REVENUE LOC)                                                           5.25        09/01/2015        2,515,024

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$ 1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
             (OTHER REVENUE LOC)                                                           5.63%       09/01/2015     $  1,135,510
  1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
             (OTHER REVENUE LOC)                                                           5.13        09/01/2018        1,077,190
  1,810,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
             (WATER REVENUE LOC)                                                           4.88        09/01/2017        1,925,297
  1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES A
             (WATER REVENUE LOC)                                                           5.00        09/01/2019        1,067,630
  1,000,000  COLORADO WATER RESOURCES & POWER DEVELOPMENT AUTHORITY SERIES B
             (OTHER REVENUE LOC)                                                           5.00        09/01/2019        1,065,690
  2,000,000  DENVER CITY & COUNTY BOARD OF WATER COMMISSION (LEASE REVENUE LOC)            5.00        11/15/2016        2,158,000
  1,000,000  DENVER CITY & COUNTY CO CONVENTION CENTER PROJECT SERIES A
             (SALES TAX REVENUE LOC)                                                       5.50        09/01/2016        1,111,780
  2,000,000  DENVER CITY & COUNTY CO CONVENTION CENTER PROJECT SERIES A FSA INSURED
             (SALES TAX REVENUE LOC)                                                       5.50        09/01/2017        2,223,560
  1,000,000  DENVER CITY & COUNTY CO HELEN G BONFILS FOUNDATION PROJECT SERIES B
             (RECREATIONAL FACILITIES REVENUE LOC)                                         5.13        12/01/2017        1,062,640
  1,000,000  DENVER CITY & COUNTY CO SCHOOL DISTRICT #1 FSA INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        12/01/2016        1,091,590
  2,000,000  DENVER CITY & COUNTY CO SERIES B (AIRPORT REVENUE LOC)                        5.50        11/15/2015        2,234,600
  1,000,000  DENVER CITY & COUNTY CO SERIES C (AIRPORT REVENUE LOC)                        5.60        11/15/2010        1,058,670
    865,000  DENVER CO GATEWAY CENTER METROPOLITAN DISTRICT CO
             (PROPERTY TAX REVENUE LOC)                                                    6.40        12/01/2018          874,818
  1,475,000  DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (HOUSING REVENUE LOC)                5.35        08/01/2018        1,549,458
  1,000,000  DOUGLAS COUNTY CO SCHOOL DISTRICT #1 DOUGLAS & ELBERT COUNTIES
             FGIC INSURED (PROPERTY TAX REVENUE LOC)                                       5.75        12/15/2022        1,155,870
  2,500,000  EL PASO COUNTY CO SCHOOL DISTRICT #11 COLORADO SPRINGS
             (PROPERTY TAX REVENUE LOC)                                                    7.10        12/01/2017        3,265,075
  1,160,000  EL PASO COUNTY CO SCHOOL DISTRICT #49 FALCON PROJECT
             (PROPERTY TAX REVENUE LOC)                                                    5.63        12/01/2016        1,315,568
  1,500,000  ENGLEWOOD CO MFHR MARKS APARTMENTS PROJECT
             (HOUSING REVENUE LOC)                                                         6.65        12/01/2026        1,547,715
  1,000,000  FORT COLLINS CO LEASE REVENUE SERIES A AMBAC INSURED
             (LEASE REVENUE LOC)                                                           5.38        06/01/2025        1,091,390
  1,200,000  GARFIELD COUNTY CO BUILDING CORPORATION LEASE REVENUE
             (LEASE REVENUE LOC)                                                           5.75        12/01/2019        1,351,320
  1,395,000  GARFIELD COUNTY CO SCHOOL DISTRICT REVENUE-2 GARFIELD
             (PROPERTY TAX REVENUE LOC)                                                    5.25        12/01/2021        1,519,657
  1,000,000  GOLDEN COLORADO SERIES B (SALES TAX REVENUE LOC)                              5.25        12/01/2016        1,104,710
  1,165,000  GREEN VALLEY CO METROPOLITAN DISTRICT (PROPERTY TAX REVENUE LOC)              5.75        12/01/2019        1,305,883
  1,000,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 (PROPERTY TAX REVENUE LOC)        6.50        06/15/2011        1,192,170
  1,990,000  JEFFERSON COUNTY CO CERTIFICATES OF PARTICIPATION MBIA INSURED
             (LEASE REVENUE LOC)                                                           4.50        12/01/2020        2,033,084
  3,000,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R001 (PROPERTY TAX REVENUE LOC)          6.50        12/15/2011        3,613,740
    500,000  LA JUNTA CO HOSPITAL REVENUE ARK VALLEY REGIONAL MEDICAL CENTER
             PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   6.00        04/01/2019          526,665
  2,000,000  METEX METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX REVENUE LOC)            5.80        12/01/2016        2,199,520
    825,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)            6.50        12/01/2016          833,209
    265,000  PUEBLO CO COP PUBLIC PARKING LEASE PURCHASE & SUBLEASE REVENUE
             (LEASE REVENUE LOC)                                                           6.90        07/01/2015          268,705

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

COLORADO TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$   600,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT
             (OTHER REVENUE LOC)                                                           7.38%       09/01/2010     $    720,444
    500,000  TODD CREEK FARMS METROPOLITAN DISTRICT #1 COLORADO WATER &
             WASTEWATER REVENUE (WATER REVENUE LOC)                                        6.13        12/01/2019          493,010
  1,730,000  UNIVERSITY OF NORTHERN COLORADO REVENUE AUXILIARY FACILITIES SYSTEM
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.50        06/01/2019        1,926,217
                                                                                                                        95,389,730
                                                                                                                      ------------

  1,000,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT (OTHER REVENUE LOC)SS.    6.00        07/01/2026        1,147,240
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $90,441,350)                                                                        96,536,970
                                                                                                                      ------------
SHARES
SHORT-TERM INVESTMENTS - 3.58%
  3,713,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                         3,713,000
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,713,000)                                                                           3,713,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $96,431,896)*                          99.36%                                                                   $102,970,585
OTHER ASSETS AND LIABILITIES, NET             0.64                                                                         660,524
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $103,631,109
                                            ======                                                                    ============

+/-   VARIABLE RATE SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,713,000.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 98.08%
MINNESOTA - 96.82%
$ 2,845,000  ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT #11 SCHOOL DISTRICT
             CENTER FOR ENHANCEMENT PROGRAM SERIES A FSA SCHOOL DISTRICT CREDIT
             PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                                    5.00%       02/01/2018     $  3,057,664
  2,395,000  ARDEN HILLS MN HOUSING AND HEALTHCARE FACILITIES PRESBYTERIAN HOMES
             SERIES A UNITED STATES BANK INSURED (HOUSING REVENUE LOC)+/-SS.               2.27        09/01/2029        2,395,000
  1,500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE
             PROJECT SERIES A  (HOUSING REVENUE LOC)                                       7.25        01/01/2032        1,589,250
    650,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE PROJECT
             SERIES A (HOUSING REVENUE LOC)                                                7.15        01/01/2020          691,665
  1,055,000  BEMIDJI MN FIRST MORTGAGE NORTH COUNTRY HEALTH (HEALTHCARE FACILITIES
             REVENUE LOC)                                                                  5.63        09/01/2021        1,098,751
  3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B
             SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00        02/01/2016        3,206,370
  3,000,000  BLOOMINGTON MN INDEPENDENT SCHOOL DISTRICT #271 BUILDING SERIES B
             SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00        02/01/2019        3,200,370
  4,805,000  BURNSVILLE MN FAIRVIEW COMMUNITY HOSPITALS ESCROWED TO MATURITY
             (HEALTHCARE FACILITIES REVENUE LOC)^                                          5.53        05/01/2012        3,219,782
    750,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES A FSA SCHOOL DISTRICT
             CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.70        02/01/2017          824,835
  1,250,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
             CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
             REVENUE LOC)                                                                  5.75        02/01/2007        1,295,350
  1,000,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
             CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING
             (PROPERTY TAX REVENUE LOC)                                                    5.75        02/01/2009        1,036,280
    500,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT #112 SERIES B SCHOOL DISTRICT
             CREDIT PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING (PROPERTY TAX
             REVENUE LOC)                                                                  6.00        02/01/2013          519,470
    210,000  CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED
             (PROPERTY TAX REVENUE LOC)SS.                                                 9.75        02/01/2005          211,338
    290,000  CITY OF BLOOMINGTON MN TAX INCREMENTAL BONDS PREREFUNDED
             (PROPERTY TAX REVENUE LOC)SS.                                                 9.75        02/01/2005          291,847
    945,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                             5.63        10/01/2014        1,022,868
    995,000  CITY OF CHASKA MN SERIES A (ELECTRIC REVENUE LOC)                             5.70        10/01/2015        1,075,486
    145,000  CITY OF MINNEAPOLIS MN ABBOTT NORTHWESTERN HOSPITAL INCORPORATED
             ESCROWED TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                      6.50        12/01/2006          152,412
  1,000,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        11/15/2023        1,085,410
    575,000  CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        11/15/2012          512,842
    710,000  CITY OF MINNEAPOLIS MN WALKER METHODIST SENIOR SERVICES SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.88        11/15/2018          601,178
  1,000,000  CITY OF NEW HOPE MN MASONIC HOME NORTH RIDGE
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.90        03/01/2019        1,029,640
    180,000  CITY OF ST. CLOUD MN (LEASE REVENUE LOC)                                      5.20        12/01/2005          184,383
    185,000  CITY OF ST. CLOUD MN (LEASE REVENUE LOC)                                      5.30        12/01/2006          189,174
    400,000  CITY OF ST. CLOUD MN (LEASE REVENUE LOC)                                      5.90        12/01/2017          405,576
  1,335,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
             FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               5.75        05/01/2010        1,508,590
  1,750,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
             FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               5.38        05/01/2011        1,942,045

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$ 4,875,000  CITY OF ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATION GROUP SERIES A
             FSA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               5.75%       05/01/2026     $  5,419,537
  1,890,000  COUNTY OF RAMSEY MN CAPITAL IMPROVEMENT PLAN SERIES A
             (PROPERTY TAX REVENUE LOC)                                                    5.00        02/01/2017        2,045,320
  1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.75        06/01/2014        1,005,820
  1,000,000  CUYUNA MN RANGE HOSPITAL DISTRICT SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        06/01/2019        1,006,310
    695,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
             BENEDICTINE HEALTH SYSTEMS - ST. MARY'S (HEALTH FACILITIES FINANCING
             AUTHORITY REVENUE LOC)                                                        5.25        02/15/2021          719,401
    155,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                    5.90        02/01/2015          161,595
    255,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                    6.00        02/01/2018          264,805
    300,000  EAST GRAND FORKS MN (ELECTRIC REVENUE LOC)                                    6.10        02/01/2021          308,889
  1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERVICE A FGIC INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        02/01/2019        1,082,230
  1,000,000  ELK RIVER MN INDEPENDENT SCHOOL DISTRICT #728 SERIES A MBIA SCHOOL
             DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.00        02/01/2018        1,074,750
    580,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
             HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.10        09/01/2014          609,342
    605,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
             HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.20        09/01/2015          635,970
    560,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
             HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.30        09/01/2016          588,930
    670,000  FERGUS FALLS MN HOUSING & REDEVELOPMENT AUTHORITY LAKE REGION
             HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                                5.40        09/01/2017          704,210
    700,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)               7.20        04/01/2016          759,213
    600,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)               7.40        04/01/2021          652,632
    585,000  GLENCOE MN REGIONAL HEALTH SERVICES PROJECT (LEASE REVENUE LOC)               7.50        04/01/2031          629,524
  1,075,000  HIBBING MN THE DULUTH CLINIC LIMITED FSA INSURED PREREFUNDED
             (HEALTHCARE FACILITIES REVENUE LOC)SS.                                        5.50        11/01/2013        1,234,455
  2,785,000  ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT #318 FSA SCHOOL DISTRICT
             CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00        02/01/2017        2,997,356
  1,735,000  LAKE SUPERIOR MN INDEPENDENT SCHOOL DISTRICT #381 BUILDING SERIES A
             FSA SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)         5.00        04/01/2019        1,864,622
  1,080,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A
             (LEASE REVENUE LOC)                                                           5.25        02/01/2016        1,090,368
    500,000  LINO LAKES MN ECONOMIC DEVELOPMENT AUTHORITY SERIES A
             (LEASE REVENUE LOC)                                                           5.35        02/01/2019          504,625
    850,000  MARSHALL MN WEINER MEMORIAL MEDICAL CENTER PROJECT SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.85        11/01/2023          894,812
    500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE
             SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.63        12/01/2022          519,685
    500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH CARE
             SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.88        12/01/2029          521,640
    500,000  MINNEAPOLIS & ST PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTHCARE
             SYSTEM HEALTH PARTNERS OBLIGATION GROUP PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25        12/01/2016          517,650
  4,660,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SUBORDINATED
             SERIES C FGIC INSURED (AIRPORT REVENUE LOC)                                   5.25        01/01/2021        5,044,497
  1,130,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
             LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          6.00        02/01/2022        1,224,298
  5,360,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEM
             FAIRVIEW HOSPITAL SERIES A MBIA INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        11/15/2017        5,857,086

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$ 2,025,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE
             SYSTEMS SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                          5.88%       11/15/2010     $  2,287,480
  2,000,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH CARE SYSTEMS
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  6.38        11/15/2022        2,212,360
  2,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY COLLEGE AT ST. BENEDICT
             SERIES 4-T (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.35        03/01/2020        2,032,280
    700,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY MACALESTER COLLEGE
             SERIES 4-C GENERAL OBLIGATION OF INSTITUTION INSURED
             (COLLEGE AND UNIVERSITY REVENUE LOC)SS.                                       5.55        03/01/2016          703,654
    600,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY NORTHWESTERN COLLEGE
             SERIES 4-Z (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.20        10/01/2013          614,418
  1,000,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. JOHNS UNIVERSITY
             SERIES 4-L (COLLEGE AND UNIVERSITY REVENUE LOC)                               5.35        10/01/2017        1,048,850
    895,000  MINNESOTA HIGHER EDUCATION FACILITIES AUTHORITY ST. MARY'S UNIVERSITY
             SERIES 5-E (COLLEGE AND UNIVERSITY REVENUE LOC)                               6.75        03/01/2019          985,109
    500,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES C
             (HOUSING REVENUE LOC)                                                         4.40        02/01/2022          492,895
  1,755,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA GENERAL
             OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                            5.80        08/01/2011        1,792,504
    750,000  MINNESOTA HOUSING FINANCE AGENCY RENTAL HOUSING SERIES D MBIA GENERAL
             OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                            5.90        08/01/2015          765,885
    140,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
             GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                    5.75        07/01/2018          141,698
    840,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
             GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)                    5.85        07/01/2020          850,517
  1,160,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES A
             MBIA INSURED (HOUSING REVENUE LOC)                                            5.35        07/01/2017        1,214,474
  1,325,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D
             AMBAC GENERAL OBLIGATION OF AGENCY INSURED (HOUSING REVENUE LOC)              5.80        07/01/2021        1,325,000
    105,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES D-2
             REMARKET 3/24/93 GENERAL OBLIGATION OF AGENCY INSURED
             (HOUSING REVENUE LOC)+/-                                                      5.60        01/01/2006          106,294
    790,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES I
             REMARKET 8/12/92 GENERAL OBLIGATION OF AGENCY INSURED
             (HOUSING REVENUE LOC)+/-                                                      6.25        01/01/2015          791,304
  1,260,000  MINNESOTA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES M
             REMARKET 12/12/96 GENERAL OBLIGATION OF AGENCY INSURED
             (HOUSING REVENUE LOC)+/-                                                      5.88        01/01/2017        1,287,707
  4,490,000  MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES A (OTHER REVENUE LOC)            5.00        03/01/2018        4,803,222
  2,000,000  MINNESOTA PUBLIC FACILITIES AUTHORITY SERIES B (WATER REVENUE LOC)SS.         5.13        03/01/2015        2,193,480
  1,000,000  MINNESOTA STATE IRON RANGE RESOURCES & REHABILITATION GIANTS RIDGE
             RECREATIONAL AREA (RECREATIONAL FACILITIES REVENUE LOC)                       7.25        11/01/2016        1,037,590
  1,100,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL DISTRICT
             CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.65        02/01/2010        1,201,948
  1,650,000  MINNETONKA MN INDEPENDENT SCHOOL DISTRICT #276 SERIES B SCHOOL DISTRICT
             CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.75        02/01/2022        1,807,790
    505,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  5.20        12/01/2009          530,800
    725,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  5.40        12/01/2011          753,239
    825,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  5.45        12/01/2012          850,971
    500,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE FACILITIES
             SERIES A (HOUSING REVENUE LOC)                                                5.30        12/01/2010          521,185

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA (CONTINUED)
$   700,000  MONTICELLO BIG LAKE MN COMMUNITY HOSPITAL DISTRICT HEALTHCARE
             FACILITIES SERIES A RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)        5.75%       12/01/2019     $    762,370
  1,260,000  MOORHEAD MN FHA INSURED ESCROWED TO MATURITY (HOUSING REVENUE LOC)            7.10        08/01/2011        1,452,982
  1,430,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL
             DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.38        02/01/2017        1,595,051
  2,040,000  MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT #621 SERIES A SCHOOL
             DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.38        02/01/2019        2,275,457
    560,000  MOUNTAIN IRON MN HOUSING & REDEVELOPMENT AUTHORITY NORTHEAST SERVICE
             COOPERATIVE PROJECT SERIES A (LEASE REVENUE LOC)                              6.25        10/01/2019          586,572
  1,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)         5.30        01/01/2021        1,080,010
  2,000,000  NORTHERN MUNICIPAL POWER AGENCY MN FSA INSURED (ELECTRIC REVENUE LOC)         5.40        01/01/2015        2,192,720
    360,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)          5.90        02/01/2018          383,490
    455,000  OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE REVENUE LOC)          6.00        02/01/2022          480,494
  1,000,000  OTTER TAIL COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY SERIES A
             (LEASE REVENUE LOC)                                                           5.00        02/01/2019        1,039,030
  1,120,000  OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES A
             (HOUSING REVENUE LOC)+/-SS.                                                   2.19        01/01/2030        1,120,000
    115,000  RED WING MN RIVER REGION OBLIGATED GROUP SERIES B PREREFUNDED
             (HEALTHCARE FACILITIES REVENUE LOC)SS.                                        6.35        09/01/2005          118,183
    300,000  ROBBINSDALE MN ECONOMIC DEVELOPMENT AUTHORITY SENIOR HOUSING PROJECT
             SERIES A (HOUSING REVENUE LOC)                                                6.63        01/01/2019          280,188
  2,805,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT
             CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00        02/01/2019        3,010,719
  1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 FSA SCHOOL DISTRICT
             CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                             5.00        02/01/2020        1,069,020
  1,000,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL BUILDING FSA
             SCHOOL DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)             5.00        02/01/2018        1,074,750
  1,195,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT CREDIT
             PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING
             (PROPERTY TAX REVENUE LOC)                                                    5.60        02/01/2018        1,329,378
  2,900,000  ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT #281 SCHOOL DISTRICT CREDIT
             PROGRAM INSURED SUBJECT TO CROSSOVER REFUNDING
             (PROPERTY TAX REVENUE LOC)                                                    5.63        02/01/2020        3,228,889
  2,285,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO MEDICAL
             CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE LOC)                           5.80        11/15/2007        2,489,667
  1,650,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.90        11/15/2009        1,868,213
  1,875,000  ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.90        11/15/2010        2,146,256
  2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
             SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED
             (PROPERTY TAX REVENUE LOC)^                                                   3.02        04/01/2009        1,760,780
  3,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
             SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED
             (PROPERTY TAX REVENUE LOC)^                                                   3.32        04/01/2010        2,523,750
  2,000,000  ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT #196 CAPITAL APPRECIATION
             SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED
             (PROPERTY TAX REVENUE LOC)^                                                   3.58        04/01/2011        1,602,200
  1,000,000  SHAKOPEE MN HEALTHCARE FACILITIES REVENUE ST. FRANCIS REGIONAL MEDICAL
             CENTER (HEALTHCARE FACILITIES REVENUE LOC)                                    5.25        09/01/2034        1,007,840
    695,000  SOUTH WASHINGTON COUNTY MN INDEPENDENT SCHOOL DISTRICT NO.833 SERIES A
             (PROPERTY TAX REVENUE LOC)                                                    5.50        02/01/2017          764,632
  5,000,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY CAPITAL APPRECIATION SERIES A
             (ELECTRIC REVENUE LOC)^                                                       4.59        01/01/2020        2,531,250
    975,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY PREREFUNDED SERIES A
             (ELECTRIC REVENUE LOC)                                                        5.00        01/01/2009        1,066,845

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
 MINNESOTA (CONTINUED)
$ 1,450,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A
             (ELECTRIC REVENUE LOC)                                                        5.25%       01/01/2017     $  1,645,112
  2,025,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT #283 SCHOOL
             DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.45        02/01/2013        2,217,780
  1,050,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL
             DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.00        02/01/2018        1,128,488
  2,000,000  ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT #885 FSA SCHOOL
             DISTRICT CREDIT PROGRAM INSURED (PROPERTY TAX REVENUE LOC)                    5.00        02/01/2019        2,146,680
    500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
             PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.20        05/15/2013          519,860
  1,700,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
             PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.25        05/15/2018        1,736,193
  3,000,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REGIONS HOSPITAL
             PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                                   5.30        05/15/2028        3,027,150
  2,500,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY ST. PAUL ACADEMY &
             SUMMIT SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)                            5.50        10/01/2024        2,623,100
    215,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B
             (LEASE REVENUE LOC)                                                           6.10        02/01/2006          215,662
    230,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B
             (LEASE REVENUE LOC)                                                           6.20        02/01/2007          230,727
    245,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B
             (LEASE REVENUE LOC)                                                           6.25        02/01/2008          245,784
    260,000  ST. PAUL MN INDEPENDENT SCHOOL DISTRICT #625 SERIES B
             (LEASE REVENUE LOC)                                                           6.30        02/01/2009          260,876
  1,000,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT
             HEALTH CARE FACILITIES - LAKEWOOD                                             5.13        12/01/2024        1,020,690
  1,050,000  TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL DISTRICT
             HEALTH CARE FACILITIES - LAKEWOOD                                             5.25        12/01/2026        1,076,145
  1,000,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)         5.75        07/01/2011        1,151,750
  2,795,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)         5.75        07/01/2017        3,314,926
  7,285,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)         5.50        07/01/2021        8,480,104
  2,745,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC
             REVENUE LOC)                                                                  6.38        01/01/2016        3,167,401
                                                                                                                       179,688,966
                                                                                                                      ------------
PUERTO RICO - 1.26%
  2,000,000  PUERTO RICO ELECTRIC POWER AUTHORITY SERIES LL MBIA INSURED
             (ELECTRIC REVENUE LOC)                                                        5.50        07/01/2016        2,328,600
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $169,234,671)                                                                      182,017,566
                                                                                                                      ------------
SHARES
SHORT-TERM INVESTMENTS - 0.79%
  1,475,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                         1,475,000
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,475,000)                                                                           1,475,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $170,709,671)*                         98.87%                                                                   $183,492,566
OTHER ASSETS AND LIABILITIES, NET             1.13                                                                       2,093,740
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $185,586,306
                                            ------                                                                    ============

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,475,000.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 93.51%
ALABAMA - 1.27%
$ 1,785,000  JEFFERSON COUNTY AL SERIES A (PROPERTY TAX REVENUE LOC)                       5.00%       04/01/2008     $  1,926,872
                                                                                                                      ------------
ALASKA - 0.87%
    860,000  ALASKA ENERGY AUTHORITY FSA INSURED (ELECTRIC REVENUE LOC)                    7.00        07/01/2009          955,185
    360,000  ALASKA STUDENT LOAN CORPORATION SERIES A AMBAC INSURED
             (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                           5.50        07/01/2006          365,331
                                                                                                                         1,320,516
                                                                                                                      ------------
ARIZONA - 1.02%
  1,350,000  MARICOPA COUNTY AZ SCHOOL DISTRICT #6 WASHINGTON ELEMENTARY SERIES B
             (PROPERTY TAX REVENUE LOC)                                                    7.10        07/01/2008        1,551,447
                                                                                                                      ------------
CALIFORNIA - 0.38%
    500,000  SANTA CLARA CA REDEVELOPMENT AGENCY BAYSHORE NORTH PROJECT AMBAC
             INSURED (TAX REVENUE LOC)                                                     7.00        07/01/2010          574,880
                                                                                                                      ------------
COLORADO - 8.86%
  1,020,000  ADAMS COUNTY CO SCHOOL DISTRICT #1 FSA INSURED
             (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                   5.00        12/01/2007        1,095,653
    621,000  BOWLES CO METROPOLITAN DISTRICT PREREFUNDED 12/01/05 @ 102
             (PROPERTY TAX REVENUE LOC)SS.                                                 7.75        12/01/2005          658,670
    205,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER
             SCHOOL-RENAISSANCE SCHOOL PROJECT (LEASE REVENUE LOC)                         5.85        06/01/2008          202,747
  1,435,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY PINNACLE
             CHARTER SCHOOL PROJECT ESCROWED TO MATURITY (LEASE REVENUE LOC)               5.25        12/01/2011        1,576,218
  1,000,000  COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES
             SERIES A (HEALTHCARE FACILITIES REVENUE LOC)                                  5.50        12/01/2008        1,094,060
    260,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        12/01/2006          275,189
    455,000  COLORADO HEALTH FACILITIES AUTHORITY EVANGELICAL LUTHERAN
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25        12/01/2010          515,538
    500,000  COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL STEAMBOAT SPRINGS
             HEALTH (HEALTHCARE FACILITIES REVENUE LOC)                                    5.30        09/15/2009          521,580
    505,000  COLORADO HEALTH FACILITIES AUTHORITY NATIONAL JEWISH MEDICAL &
             RESEARCH CENTER (HEALTHCARE FACILITIES REVENUE LOC)                           4.80        01/01/2005          505,000
      5,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES C
             (HOUSING REVENUE LOC)                                                         5.00        05/01/2005            5,039
  1,000,000  COLORADO STATE STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
             SERIES II-B GSL INSURED (HIGHER EDUCATION FACILITIES AUTHORITY
             REVENUE LOC)                                                                  6.20        12/01/2008        1,022,800
    385,000  COUNTY OF BOULDER CO DEVELOPMENT OF LONGMONT UNITED HOSPITAL PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        12/01/2005          392,246
    620,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        12/01/2008          668,341
    650,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        12/01/2009          718,835
    460,000  COUNTY OF MESA CO HILLTOP COMMUNITY RESOURCES SERIES A RADIAN INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        12/01/2010          512,408
    875,000  DENVER CITY & COUNTY CO ESCROWED TO MATURITY (HOUSING REVENUE LOC)            7.00        08/01/2010          995,216
  1,350,000  DENVER CITY & COUNTY CO SERIES A AMBAC INSURED (AIRPORT REVENUE LOC)          4.90        11/15/2008        1,448,942
    305,000  DENVER CO HEALTH & HOSPITAL AUTHORITY HEALTH CARE REVENUE SERIES A            5.25        12/01/2005          311,314

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$   775,000  HIGHLANDS RANCH CO METROPOLITAN DISTRICT #2 FSA INSURED
             (PROPERTY TAX REVENUE LOC)                                                    6.50%       06/15/2009     $    895,094
                                                                                                                        13,414,890
                                                                                                                      ------------
CONNECTICUT -1.14%
    500,000  CONNECTICUT STATE SERIES A (PROPERTY TAX REVENUE LOC)                         5.05        04/15/2008          541,180
  1,100,000  CONNECTICUT STATE SERIES C (GENERAL OBLIGATION - STATES,
             TERRITORIES LOC)                                                              5.00        04/01/2008        1,188,143
                                                                                                                         1,729,323
                                                                                                                      ------------
DISTRICT OF COLUMBIA - 1.21%
    300,000  DISTRICT OF COLUMBIA SERIES B-1 AMBAC INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.50        06/01/2008          328,776
  1,500,000  DISTRICT OF COLUMBIA SUBSERIES C-3 XLCA INSURED
             (PROPERTY TAX REVENUE LOC)+/-SS.                                              1.85        06/01/2034        1,500,000
                                                                                                                         1,828,776
                                                                                                                      ------------
FLORIDA - 4.47%
    945,000  BOYNTON BEACH FL FGIC INSURED (WATER REVENUE LOC)                             5.00        11/01/2012        1,026,516
    130,000  BRADFORD COUNTY FL SANTA FE HEALTHCARE FACILITIES PROJECT ESCROWED TO
             MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                                  6.00        11/15/2009          141,887
  1,475,000  BROWARD COUNTY FL SERIES B AMBAC INSURED (WATER REVENUE LOC)                  5.00        10/01/2008        1,606,157
    540,000  FLORIDA STATE DEPARTMENT OF CORRECTIONS (JAIL FACILITIES REVENUE LOC)         3.40        11/15/2010          540,319
    750,000  FLORIDA STATE DEPARTMENT OF CORRECTIONS (JAIL FACILITIES REVENUE LOC)         4.00        11/15/2015          742,327
  1,110,000  HILLSBOROUGH COUNTY FL ESCROWED TO MATURITY (SEWER REVENUE LOC)               6.20        12/01/2008        1,187,977
    500,000  MIAMI FL DADE COUNTY SCHOOL BOARD SERIES A MBIA INSURED
             (LEASE REVENUE LOC)                                                           5.00        08/01/2027          538,485
    905,000  NAPLES FL WATER AND SEWER REVENUE (WATER & WASTEWATER AUTHORITY
             REVENUE LOC)SS.                                                               5.90        09/01/2013          977,174
                                                                                                                         6,760,842
                                                                                                                      ------------
GEORGIA - 1.60%
    765,000  ATLANTA GA AIRPORT FACILITIES CAPITAL APPRECIATION BONDS MBIA INSURED
             (AIRPORT REVENUE LOC)^                                                        5.37        01/01/2010          586,908
  1,700,000  GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE SERIES V (POWER
             REVENUE LOC)                                                                  6.40        01/01/2007        1,830,288
                                                                                                                         2,417,196
                                                                                                                      ------------
ILLINOIS - 6.46%
  1,820,000  BERWYN IL AMBAC INSURED (PROPERTY TAX REVENUE LOC)                            5.00        11/15/2010        1,960,904
    700,000  CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER CHICAGO IL
             CAPITAL IMPROVEMENT BONDS (PROPERTY TAX REVENUE LOC)                          6.90        01/01/2007          745,997
    920,000  ILLINOIS HEALTH FACILITIES AUTHORITY LUTHERAN GENERAL HEALTH SYSTEMS
             SERIES A FSA INSURED ESCROWED TO MATURITY (HEALTHCARE FACILITIES
             REVENUE LOC)                                                                  6.13        04/01/2012        1,030,142
    470,000  ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL PROJECT ESCROWED
             TO MATURITY (HEALTHCARE FACILITIES REVENUE LOC)                               7.10        06/01/2009          518,495
    500,000  ILLINOIS HEALTH FACILITIES AUTHORITY METHODIST MEDICAL CENTER MBIA
             INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)                   5.50        11/15/2010          551,940
    800,000  NORTH CHICAGO IL FGIC INSURED (PROPERTY TAX REVENUE LOC)                      5.75        01/01/2010          902,632
    500,000  SOUTHERN ILLINOIS UNIVERSITY REVENUE HOUSING & AUXILIARY
             FACILITIES SYSTEM MBIA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)^          2.37        04/01/2006          485,490
    250,000  SPRINGFIELD IL WATER REVENUE(WATER & WASTEWATER AUTHORITY REVENUELOC)         5.00        03/01/2008          264,790
  3,000,000  STATE OF ILLINOIS SERIES Q (SALES TAX REVENUE LOC)                            6.00        06/15/2009        3,317,550
                                                                                                                         9,777,940
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004(UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
INDIANA - 4.46%
$ 1,295,000  DECATUR TOWNSHIP-MARION COUNTY IN METROPOLITAN SCHOOL DISTRICT
             SCHOOL BUILDING CORPORATION FIRST MORTGAGE (LEASE REVENUE LOC)                5.20%       09/15/2008     $  1,372,726
  1,000,000  INDIANA BOND BANK COMMON SCHOOL ADVANCE PURCHASE FUNDING SERIES B
             MBIA INSURED (OTHER REVENUE LOC)                                              5.00        02/01/2008        1,073,820
  1,000,000  INDIANA BOND BANK COMMON SCHOOL FUND ADVISORY PURCHASE SERIES A
             MBIA INSURED                                                                  5.00        02/01/2007        1,053,410
    850,000  INDIANA EDUCATIONAL FACILITIES AUTHORITY DEPAUW UNIVERSITY PROJECT
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        07/01/2012          908,828
  1,980,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY UNREFUNDED BALANCE SERIES
             A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                            5.50        11/01/2007        2,140,301
    200,000  MERRILLVILLE IN MULTI SCHOOL BUILDING CORPORATION FIRST MORTGAGE MBIA
             INSURED (LEASE REVENUE LOC)                                                   6.55        07/01/2005          204,454
                                                                                                                         6,753,539
                                                                                                                      ------------
IOWA - 1.63%
    395,000  CLINTON IA COMMUNITY SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE
             LOC)                                                                          5.38        06/01/2005          400,238
  1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES B (HIGHER EDUCATION
             FACILITIES AUTHORITY REVENUE LOC)                                             4.90        12/01/2005        1,024,540
  1,000,000  IOWA STUDENT LOAN LIQUIDITY CORPORATION STUDENT LOAN REVENUE SERIES Q
             AMBAC INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)                            4.55        12/01/2007        1,044,440
                                                                                                                         2,469,218
                                                                                                                      ------------
LOUISIANA - 1.38%
  1,900,000  SHREVEPORT LA SERIES A FGIC INSURED (PROPERTY TAX REVENUE LOC)                5.63        05/01/2008        2,091,900
                                                                                                                      ------------
MASSACHUSETTS- 3.31%
    500,000  COMMONWEALTH OF MASSACHUSETTS SERIES A (OTHER REVENUE LOC)                    5.25        01/01/2009          548,035
  2,410,000  COMMONWEALTH OF MASSACHUSETTS SERIES C (TAX REVENUE LOC)                      5.25        12/01/2007        2,602,101
    700,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC SYSTEMS
             (ELECTRIC REVENUE LOC)                                                        5.13        12/01/2011          757,169
  1,000,000  MASSACHUSETTS STATE FEDERAL HIGHWAY SERIES A (FUEL SALES TAX REVENUE
             LOC)                                                                          5.25        06/15/2011        1,100,870
                                                                                                                         5,008,175
                                                                                                                      ------------
MICHIGAN - 5.66%
    325,000  BATTLE CREEK MI ECONOMIC DEVELOPMENT CORPORATION KELLOG COMPANY
             PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                               5.13        02/01/2009          332,069
  2,000,000  DETROIT MI COBO HALL MBIA INSURED (TAX REVENUE LOC)                           5.00        09/30/2008        2,171,120
  1,000,000  DETROIT MI DISTRIBUTABLE STATE AID AMBAC INSURED(PROPERTY TAX REVENUE         5.25        05/01/2008        1,087,390
  1,445,000  DETROIT MI ESCROWED TO MATURITY (STATE & LOCAL GOVERNMENTS LOC)               7.10        12/15/2009        1,614,787
    300,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)          6.50        05/01/2005          304,482
    305,000  LAKEVIEW MI COMMUNITY SCHOOL FGIC INSURED (PROPERTY TAX REVENUE LOC)          6.50        05/01/2006          321,973
    395,000  MERRILL MI COMMUNITY SCHOOL DISTRICT FGIC INSURED (PROPERTY TAX               6.50        05/01/2005          400,901
    250,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH CREDIT
             SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                     5.50        11/15/2007          270,473
    415,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25        11/15/2006          434,011
    435,000  MICHIGAN STATE MI HOSPITAL FINANCE AUTHORITY OSF HEALTHCARE SYSTEMS
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.38        11/15/2007          464,985
    300,000  MICHIGAN STATE MI HOSPITAL FINANCIAL AUTHORITY CHARITY OBLIGATION
             GROUP SERIES A PREREFUNDED 05/01/10 @100 (HOSPITAL REVENUE LOC)SS.            5.13        11/01/2029          328,527
  2,405,000  ROMULUS TOWNSHIP MI COMMUNITY SCHOOLS CAPITAL APPRECIATION SERIES II
             FGIC INSURED PREREFUNDED 05/01/07 @ 36.6958 (PROPERTY TAX REVENUE
             LOC)^                                                                         6.20        05/01/2022          834,174
                                                                                                                         8,564,892
                                                                                                                      ------------

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MINNESOTA - 4.46%
$ 1,000,000  BLOOMINGTON MN PORT AUTHORITY SPECIAL TAX REVENUE MALL OF AMERICA
             PROJECT SERIES A (SPECIAL TAX REVENUE LOC)                                    4.70%       02/01/2007     $  1,049,850
    100,000  CHASKA MN INDEPENDENT SCHOOL DISTRICT NO 112 SERIES B (PROPERTY TAX
             REVENUE LOC)                                                                  6.00        02/01/2014          103,894
    405,000  CITY OF MINNEAPOLIS MN ALLINA HEALTH SYSTEMS SERIES A
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.00        11/15/2008          432,755
    300,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
             BENEDICTINE HEALTH SYSTEMS - ST. MARYS (HEALTHCARE FACILITIES REVENUE
             LOC)                                                                          4.50        02/15/2006          306,540
    250,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
             BENEDICTINE HEALTH SYSTEMS - ST. MARYS (HEALTHCARE FACILITIES REVENUE
             LOC)                                                                          4.50        02/15/2007          259,502
    500,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
             BENEDICTINE HEALTH SYSTEMS - ST. MARYS (HEALTHCARE FACILITIES REVENUE
             LOC)                                                                          4.50        02/15/2008          522,605
  1,200,000  MINNEAPOLIS & ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY HEALTH
             CARE SYSTEMS HEALTH PARTNERS OBLIGATION GROUP PJ
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.25        12/01/2008        1,274,760
    225,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
             LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.00        02/01/2006          230,265
    230,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
             LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.00        02/01/2007          239,644
    250,000  MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
             LUTHERAN PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                          5.00        02/01/2008          262,820
    365,000  MINNESOTA STATE MN HIGHER EDUCATION FACILITIES AUTHORITY STATE
             SCHOLASTICAL SERIES 5-J (COLLEGE AND UNIVERSITY REVENUE LOC)                  4.88        12/01/2007          383,133
  1,000,000  ROCHESTER MN HEALTHCARE FACILITIES REVENUE MAYO FOUNDATION MAYO
             MEDICAL CENTER-SERIES I (HEALTHCARE FACILITIES REVENUE LOC)                   5.80        11/15/2007        1,089,570
    515,000  WESTERN MINNESOTA MUNICIPAL POWER AGENCY 1977 SERIES A (ELECTRIC
             REVENUE LOC)                                                                  6.38        01/01/2016          594,248
                                                                                                                         6,749,586
                                                                                                                      ------------
MISSISSIPPI -3.62%
  1,000,000  STATE OF MISSISSIPPI (TAX REVENUE LOC)                                        5.25        09/01/2007        1,074,960
  4,010,000  STATE OF MISSISSIPPI ESCROWED TO MATURITY (PROPERTY TAX REVENUE LOC)          6.20        02/01/2008        4,396,163
                                                                                                                         5,471,123
                                                                                                                      ------------
MISSOURI - 0.73%
  1,000,000  MISSOURI STATE BOARD PUBLIC BUILDINGS SPECIAL OBLIGATION SERIES A
             (RECREATIONAL FACILITIES REVENUE LOC)                                         5.25        10/15/2008        1,098,590
                                                                                                                      ------------
NEBRASKA - 1.45%
  1,500,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)                5.25        01/01/2006        1,545,615
    600,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A (POWER REVENUE LOC)                   5.00        01/01/2009          652,470
                                                                                                                         2,198,085
                                                                                                                      ------------
NEVADA - 0.81%
    645,000  SPARKS NV REDEVELOPMENT AGENCY SERIES A RADIAN INSURED
             (TAX INCREMENTAL REVENUE LOC)                                                 5.10        01/15/2008          687,183
    500,000  WASHOE COUNTY NV AIRPORT AUTHORITY FGIC INSURED (AIRPORT REVENUE LOC)         5.25        07/01/2008          542,485
                                                                                                                         1,229,668
                                                                                                                      ------------
NEW JERSEY - 0.50%
    500,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY CAPITAL HEALTH
             SYSTEMS OBLIGATION GROUP (HEALTHCARE FACILITIES REVENUE LOC)                  5.00        07/01/2005          505,500
    225,000  NEW JERSEY STATE HIGHWAY AUTHORITY GARDEN STATE PARKWAY GENERAL
             REVENUE (TOLL ROAD REVENUE LOC)                                               6.20        01/01/2010          254,547
                                                                                                                           760,047
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
NEW YORK - 4.00%
$ 1,000,000  CITY OF NEW YORK NY SERIES E (PROPERTY TAX REVENUE LOC)                       5.25%       08/01/2009     $  1,095,210
  1,000,000  METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES G-1
             (TRANSPORTATION REVENUE LOC)+/-SS.                                            1.97        11/01/2026        1,000,000
    200,000  NEW YORK NY SERIES D FGIC INSURED (PROPERTY TAX REVENUE LOC)                  5.25        08/01/2006          209,318
    500,000  NEW YORK STATE DORMITORY AUTHORITY STATE PERSONAL INCOME TAX SERIES A
             (TAX REVENUE LOC)                                                             5.00        03/15/2008          538,240
  1,000,000  NEW YORK STATE THRUWAY AUTHORITY UNREFUNDED BALANCE LOCAL HIGHWAY &
             BRIDGES (OTHER REVENUE LOC)                                                   5.25        04/01/2010        1,078,450
  1,890,000  TRIBOROUGH BRIDGE & TUNNEL AUTHORITY NY CONVENTION CENTER PROJECT
             SERIES E MBIA INSURED (OTHER REVENUE LOC)                                     7.25        01/01/2010        2,125,022
                                                                                                                         6,046,240
                                                                                                                      ------------
NORTH DAKOTA - 0.72%
  1,000,000  NORTH DAKOTA BUILDING AUTHORITY SERIES A FGIC INSURED
             (LEASE REVENUE LOC)                                                           5.25        06/01/2008        1,085,740
                                                                                                                      ------------
OHIO - 4.68%
     90,000  AKRON OH AKRON MUNICIPAL BASEBALL STADIUM PROJECT (LEASE REVENUE LOC)         6.50        12/01/2007           97,603
    970,000  COLUMBUS OH SERIES 1 (PROPERTY TAX REVENUE LOC)                               6.00        06/15/2007        1,038,114
  1,000,000  FRANKLIN COUNTY OH AMERICAN CHEMICAL SOCIETY PROJECT
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.13        10/01/2008        1,078,110
  1,000,000  LUCAS COUNTY OH PROMEDICAL HEALTHCARE OBLIGATION MBIA INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        11/15/2007        1,082,780
    900,000  OHIO STATE WATER DEVELOPMENT AUTHORITY WATER DEVELOPMENT PURE WATER
             AMBAC INSURED (WATER REVENUE LOC)                                             5.00        06/01/2008          973,935
  2,000,000  STATE OF OHIO (PROPERTY TAX REVENUE LOC)                                      6.65        09/01/2009        2,207,460
    560,000  STATE OF OHIO INFRASTRUCTURE IMPROVEMENT SERIES B
             (PROPERTY TAX REVENUE LOC)                                                    5.00        03/01/2008          603,484
                                                                                                                         7,081,486
                                                                                                                      ------------
OREGON - 0.89%
    555,000  COLUMBIA OR UTILITY DISTRICT ELECTRIC SYSTEMS REVENUE SERIES A MBIA
             INSURED (UTILITIES REVENUE LOC)                                               5.50        12/01/2009          617,249
    700,000  GRANTS PASS OR URBAN RENEWAL AGENCY PARKWAY REDEVELOPMENT AREA
             (TAX INCREMENTAL REVENUE LOC)                                                 5.00        08/01/2008          730,849
                                                                                                                         1,348,098
                                                                                                                      ------------
PENNSYLVANIA - 0.53%
    780,000  WINDBER AREA AUTHORITY PA WINDBER HOSPITAL PROJECT FHA INSURED
             PREREFUNDED 08/01/05 @ 102 (HEALTHCARE FACILITIES REVENUE LOC)SS.             6.50        08/01/2005          806,848
                                                                                                                      ------------
RHODE ISLAND - 0.96%
    320,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE LOC)                                                         4.50        09/01/2006          331,117
    335,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE LOC)                                                         4.50        09/01/2007          352,135
    350,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE LOC)                                                         4.50        09/01/2008          372,256
    365,000  WOONSOCKET RI HOUSING AUTHORITY CAPITAL FUNDS HOUSING
             (HOUSING REVENUE LOC)                                                         4.50        09/01/2009          390,076
                                                                                                                         1,445,584
                                                                                                                      ------------
SOUTH CAROLINA - 1.42%
  2,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY IMPROVEMENT
             PALMETTO HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                       5.25        08/01/2011        2,144,220
                                                                                                                      ------------

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
SOUTH DAKOTA - 2.11%
$ 1,220,000  HEARTLAND SD CONSUMERS POWER DISTRICT FSA INSURED (ELECTRIC REVENUE
             LOC)                                                                          6.00%       01/01/2009     $  1,323,237
  1,000,000  RAPID CITY SD AREA SCHOOL DISTRICT #51-4 CAPITAL OUTLAY
             CERTIFICATIONS FSA INSURED (PROPERTY TAX REVENUE LOC)                         5.00        01/01/2009        1,072,670
    745,000  SOUTH DAKOTA HEALTH & EDUCATIONAL FACILITIES AUTHORITY HEALTHCARE
             PRAIRIE ACA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                       5.20        04/01/2008          793,216
                                                                                                                         3,189,123
                                                                                                                      ------------
TENNESSEE - 4.22%
  2,600,000  JACKSON TN WATER AND SEWER REVENUE (WATER & WASTEWATER
             AUTHORITY REVENUE LOC)                                                        6.30        07/01/2011        2,888,938
  1,000,000  MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY FEDERAL EXPRESS CORPORATION
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.00        09/01/2009        1,066,680
  1,215,000  SHELBY COUNTY TN PUBLIC IMPROVEMENT & SCHOOL SERIES A MBIA INSURED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        03/01/2008        1,309,734
  1,000,000  TENNESSEE HOUSING DEVELOPMENT AGENCY HOMEOWNERSHIP PROGRAM SERIES 1
             (HOUSING REVENUE LOC)                                                         5.65        07/01/2009        1,036,800
     75,000  TENNESSEE STATE PREREFUNDED SERIES A (OTHER REVENUE LOC)                      5.00        05/01/2007           79,648
                                                                                                                         6,381,800
                                                                                                                      ------------
TEXAS - 10.70%
  1,000,000  BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT DOW CHEMICAL COMPANY
             PROJECT SERIES B-1 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-                    4.20        05/15/2005        1,006,140
    515,000  CITY OF HOUSTON TX ESCROWED TO MATURITY (AIRPORT REVENUE LOC)                 6.25        07/01/2012          581,522
    240,000  DENISON HOUSING AUTHORITY MANNING PARK PLAZA HUD INSURED (HOUSING
             REVENUE LOC)                                                                  5.00        10/01/2009          250,313
     70,000  DESOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT
             SERIES A ESCROWED TO MATURITY (HOUSING REVENUE LOC)                           6.13        02/01/2005           70,218
    400,000  GULF COAST INDUSTRIAL DEVELOPMENTAL AUTHORITY MOBIL OIL CORPORATION
             PROJECT GUARANTEE AGREEMENT (INDUSTRIAL DEVELOPMENT REVENUE LOC)              4.95        07/01/2007          424,408
    240,000  HARLANDALE TX INDEPENDENT SCHOOL DISTRICT ESCROWED TO MATURITY
             (LEASE REVENUE LOC)                                                           5.20        10/15/2006          251,518
  2,330,000  HARRIS COUNTY HOUSTON TX SPORTS AUTHORITY SENIOR LIEN SERIES A MBIA
             INSURED (SPECIAL TAX REVENUE LOC)                                             5.25        11/15/2007        2,507,802
  1,040,000  HARRIS COUNTY TX PERMANENT IMPROVEMENT                                        5.50        10/01/2007        1,126,133
  1,380,000  LOWER COLORADO RIVER AUTHORITY TRANSMISSION SERVICES CORPORATION
             PROJECT SERIES C (OTHER REVENUE LOC)                                          5.00        05/15/2006        1,429,818
    275,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
             SYSTEMS OF EAST TEXAS (HEALTHCARE FACILITIES REVENUE LOC)                     6.50        02/15/2006          284,003
    815,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH SYSTEM
             REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES
             FINANCING AUTHORITY REVENUE LOC)                                              5.00        02/15/2008          840,787
    700,000  LYFORD TX CONSOLIDATED SCHOOL DISTRICT (LEASE REVENUE LOC)                    5.00        08/15/2007          732,074
  2,435,000  MIDLAND COUNTY TX HOSPITAL DISTRICT CAPITAL APPRECIATION AMBAC INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)^                                          5.13        06/01/2007        2,154,244
  3,000,000  SAM RAYBURN TX MUNICIPAL POWER AGENCY MBIA INSURED (ELECTRIC REVENUE
             LOC)SS.                                                                       6.00        09/01/2010        3,400,830
  1,025,000  TEXAS STATE DEPARTMENT OF HOUSING AND COMMUNITY AFFAIRS MULTI FAMILY
             REVENUE ASMARA PROJECT SERIES A (HOUSING REVENUE LOC)SS.                      6.40        01/01/2027        1,126,055
                                                                                                                        16,185,865
                                                                                                                      ------------
UTAH - 0.37%
    500,000  INTERMOUNTAIN POWER AGENCY UT SERIES A MBIA INSURED (ELECTRIC REVENUE
             LOC)                                                                          6.00        07/01/2008          556,880
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL LIMITED TERM TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE        VALUE
WASHINGTON - 6.20%
$ 1,000,000  COWLITZ COUNTY WA PUBLIC UTILITY DISTRICT #1 DISTRIBUTION SYSTEMS
             AMBAC INSURED (ELECTRIC REVENUE LOC)                                          5.25%       09/01/2009     $  1,103,080
    950,000  PORT ANACORTES WA SERIES A (AIRPORT REVENUE LOC)                              5.13        09/01/2009        1,001,262
    495,000  PORT SEATTLE WA SERIES D MBIA INSURED (AIRPORT REVENUE LOC)                   5.50        02/01/2007          524,952
  1,345,000  SKAGIT COUNTY WASHINGTON PUBLIC HOSPITAL DISTRICT                             4.75        12/01/2007        1,378,356
  1,330,000  SPOKANE WA FGIC INSURED (PROPERTY TAX REVENUE LOC)                            5.00        06/01/2008        1,436,852
  1,155,000  STATE OF WASHINGTON SERIES A & AT-6 (TAX REVENUE LOC)                         6.25        02/01/2011        1,309,239
    695,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED
             TO MATURITY (ELECTRIC REVENUE LOC)                                            4.20        01/01/2008          731,828
    555,000  TACOMA WA DEPARTMENT OF PUBLIC UTILITY & LIGHT DIVISION ESCROWED TO
             MATURITY (ELECTRIC REVENUE LOC)                                               4.20        07/01/2008          587,773
    800,000  WASHINGTON HEALTH CARE FACILITIES AUTHORITY GOOD SAMARITAN HOSPITAL
             RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                            5.00        10/01/2008          859,552
    400,000  WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT NUMBER 1
             PREREFUNDED-SERIES B (ELECTRIC REVENUE LOC)                                   7.25        07/01/2009          452,036
                                                                                                                         9,384,930
                                                                                                                      ------------
WEST VIRGINIA - 0.71%
    200,000  KANAWHA COUNTY WV FGIC INSURED ESCROWED TO MATURITY (HOUSING REVENUE
             LOC)                                                                          7.38        09/01/2011          246,918
    745,000  WEST VIRGINIA WATER DEVELOPMENT AUTHORITY SEWER SYSTEMS LOAN PROGRAM
             ESCROWED TO MATURITY (SEWER REVENUE LOC)                                      7.10        11/01/2009          834,668
                                                                                                                         1,081,586
                                                                                                                      ------------
WISCONSIN - 0.71%
  1,000,000  WISCONSIN STATE PETROLEUM INSPECTION FEE REVENUE SERIES I FSA INSURED
             (SPECIAL TAX REVENUE LOC)                                                     5.00        07/01/2008        1,081,540
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $139,092,185)                                                                      141,517,445
                                                                                                                      ------------
SHARES
SHORT-TERM INVESTMENTS - 5.09%
  7,695,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                         7,695,000
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,695,000)                                                                           7,695,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $146,787,185)*                         98.60%                                                                   $149,212,445
OTHER ASSETS AND LIABILITIES, NET             1.40                                                                       2,119,724
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $151,332,169
                                            ======                                                                    ============

+/-   VARIABLE RATE SECURITIES.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,695,000.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 5.51%

     60,485  BLACKROCK STRATEGIC MUNICIPAL TRUST                                                                      $    878,242
    380,000  DREYFUS MUNICIPAL INCOME FUND                                                                               3,800,000
     91,802  DREYFUS STRATEGIC MUNICIPAL BOND FUND                                                                         781,235
    103,352  MUNICIPAL ADVANTAGE FUND INCORPORATED                                                                       1,343,576
    115,082  NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND                                                                    1,711,269
    204,862  NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND                                                                   3,216,334
    116,037  NUVEEN PREMIUM INCOME MUNICIPAL FUND                                                                        1,611,754
     30,612  SALOMON BROTHERS MUNICIPAL PARTNERS FUND INCORPORATED                                                         411,731
     91,984  SELIGMAN SELECT MUNICIPAL FUND                                                                                952,034
     57,005  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST                                                                   828,283
     45,072  VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II                                                                607,120
     91,637  VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS                                                            1,369,973
TOTAL INVESTMENT COMPANIES (COST $14,563,804)                                                                           17,511,551
                                                                                                                      ------------

PRINCIPAL                                                                             INTEREST RATE   MATURITY DATE
MUNICIPAL BONDS & NOTES - 93.37%
ALABAMA - 3.26%
$    35,000  ALABAMA HOUSING FINANCE AUTHORITY SERIES B COLLEGE HOME MORTGAGE
             BOARD PROGRAM (HOUSING REVENUE LOC)                                           6.10%       10/01/2020           35,810
  1,815,000  ALABAMA STATE BOARD EDUCATION TUITION REVENUE JOHN C. CALHOUN
             COMMUNITY COLLEGE-A (COLLEGE AND UNIVERSITY REVENUE LOC)                      5.25        05/01/2023        1,971,725
  1,000,000  COUNTY OF JEFFERSON AL CAPITAL IMPROVEMENTS WASTE SERIES D
             (SEWER REVENUE LOC)SS.                                                        5.25        02/01/2022        1,130,780
  8,000,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES FINANCING AUTHORITY
             BAPTIST HEALTH SERIES A-2 MBIA INSURED (SPECIAL FACILITIES REVENUE
             LOC)^                                                                         4.20        11/15/2019        7,205,520
                                                                                                                        10,343,835
ALASKA - 0.55%                                                                                                        ------------
  1,615,000  ANCHORAGE AL SERIES C MBIA INSURED (RECREATIONAL FACILITIES REVENUE
             LOC)                                                                          5.00        12/01/2017        1,758,509
                                                                                                                      ------------
ARIZONA - 3.36%
  1,000,000  ARIZONA POWER AUTHORITY CROSSOVER SERIES A SPL OBLIG-REF-HOOV
             (OTHER REVENUE LOC)                                                           5.25        10/01/2014        1,129,780
    500,000  CHANDLER AZ (FUEL SALES TAX REVENUE LOC)                                      6.00        07/01/2011          582,210
    630,000  GLENDALE INDUSTRIAL DEVELOPMENT AUTHORITY AZ UNREFUNDED BALANCE
             SERIES A (COLLEGE AND UNIVERSITY REVENUE LOC)                                 6.00        05/15/2026          669,262
    200,000  MARICOPA COUNTY AZ ELEMENTARY SCHOOL DISTRICT NO.68 ALHAMBRA
             (PROPERTY TAX REVENUE LOC)                                                    5.50        07/01/2013          229,348
  2,000,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A CATHOLIC
             HEALTHCARE WEST PROJECT (HEALTHCARE FACILITIES REVENUE LOC)                   5.00        07/01/2016        2,057,340
    750,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES A
             WHISPERING PALMS APARTMENTS (HOUSING REVENUE LOC)                             5.85        07/01/2019          796,725
    810,000  MARICOPA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES B GRAN
             VICTORIA HOUSING LLC PROJECT (HOUSING REVENUE LOC)                           10.00        05/01/2031          812,025
    215,000  NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL FACILITIES
             (LEASE REVENUE LOC)                                                           5.63        07/01/2010          236,661
    250,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY CAPITAL MALL LLC PROJECT
             (LEASE REVENUE LOC)                                                           5.38        09/15/2022          273,770
    900,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY JOHN C. LINCOLN HEALTH
             SERIES B (HEALTHCARE FACILITIES REVENUE LOC)                                  5.65        12/01/2012          988,812
     85,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY SERIES 1A
             (HOUSING REVENUE LOC)                                                         6.25        09/01/2032           85,378

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE       VALUE
ARIZONA (CONTINUED)
$    95,000  PHOENIX AZ INDUSTRIAL DEVELOPMENT AUTHORITY STATEWIDE SERIES C
             (HOUSING REVENUE LOC)                                                         5.30%       04/01/2020     $     98,334
  1,440,000  PIMA COUNTY AZ INDUSTRIAL DEVELOPMENT AUTHORITY WILLOWICK APARTMENT
             PROJECT (HOUSING REVENUE LOC)                                                 5.50        03/01/2028        1,438,013
    300,000  SCOTTSDALE AZ PRESERVATION AUTHORITY (SALES TAX REVENUE LOC)                  5.25        07/01/2017          329,373
    500,000  TUCSON AZ SENIOR LIEN SERIES 1994-C (FUEL SALES TAX REVENUE LOC)              7.00        07/01/2012          619,030
    275,000  UNIVERSITY OF ARIZONA SYSTEMS SERIES A (COLLEGE AND UNIVERSITY REVENUE
             LOC)                                                                          6.00        06/01/2010          316,132
                                                                                                                        10,662,193
                                                                                                                      ------------
CALIFORNIA - 7.64%
  2,500,000  ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA SERIES D-2
             STUDENT
             LOAN PG-JR-SUB-IV (COLLEGE AND UNIVERSITY REVENUE LOC)                        7.85        07/01/2025        2,471,175
  2,365,000  CERRITOS CA PUBLIC FINANCING AUTHORITY REVENUE TAX ALLOCATION
             REDEVELOPMENT PROJECT SERIES A AMBAC INSURED (TAX INCREMENTAL REVENUE
             LOC)                                                                          5.00        11/01/2016        2,621,437
  2,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES B
             MBIA INSURED (SALES TAX REVENUE LOC)                                          4.50        07/01/2021        2,028,220
  6,900,000  METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA SERIES A6
             (WATER REVENUE LOC)+/-!                                                       8.84        08/10/2018        9,367,026
  1,020,000  NAPA VALLEJO WASTE MANAGEMENT AUTHORITY SOLID WASTE TRANSFER FACILITY
             (SOLID WASTE REVENUE LOC)                                                     5.30        02/15/2012        1,068,960
    775,000  PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE LOC)                   5.75        12/01/2012          807,953
    225,000  SAN FRANCISCO CA AIRPORT IMPROVEMENT AIRPORT UNITED AIRLINES
             INCORPORATED (AIRPORT REVENUE LOC)                                            8.00        07/01/2013          270,569
  3,000,000  SAN JOAQUIN HILLS CALIFORNIA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
             REVENUE SERIES A-CAP APPRECIATION (TOLL ROAD REVENUE LOC)^                    5.42        01/15/2035          601,800
  4,975,000  STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1 JUNIOR
             SUBORDINATES (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)              5.88        01/01/2018        5,067,237
                                                                                                                        24,304,377
                                                                                                                      ------------
COLORADO - 8.15%

  1,750,000  ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY REVENUE (WATER REVENUE
             LOC)SS.                                                                       6.25        12/01/2020        1,891,120
  1,360,000  BLACK HAWK CO BUSINESS IMPROVEMENT DISTRICT SPECIAL IMPROVEMENTS
             DISTRICT #98-1 (SPECIAL TAX REVENUE LOC)                                      7.00        12/01/2011        1,373,029
    200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY CHARTER SCHOOL
             CORE
             KNOWLEDGE PROJECT (LEASE REVENUE LOC)SS.                                      7.00        11/01/2029          236,920
  1,800,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.70        09/15/2023        1,841,562
  1,615,000  COLORADO HOUSING & FINANCE AUTHORITY AMT- SINGLE FAMILY
             PROGRAM-SERIES A MBIA INSURED (SINGLE FAMILY HOUSING REVENUE LOC)             6.50        08/01/2031        1,641,777
    755,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM
             SERIES B-2 (HOUSING REVENUE LOC)                                              7.10        04/01/2017          774,162
     60,000  COLORADO HOUSING & FINANCE AUTHORITY CO SINGLE FAMILY PROGRAM SERIES C
             (HOUSING REVENUE LOC)                                                         7.90        12/01/2024           62,087
  1,900,000  COLORADO HOUSING & FINANCE AUTHORITY MULTIFAMILY WINRIDGE APARTMENTS
             PROJECT (HOUSING REVENUE LOC)+/-SS.                                           2.00        02/15/2028        1,900,000
     35,000  COLORADO HOUSING & FINANCE AUTHORITY SERIES B-2 SINGLE FAMILY PROJECT
             (HOUSING REVENUE LOC)                                                         7.50        12/01/2016           35,233
  2,680,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PG-B3-FSA-CR
             (HOUSING REVENUE LOC)                                                         6.70        08/01/2017        2,731,563
    120,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY PROGRAM SERIES A-2
             (HOUSING REVENUE LOC)                                                         7.15        11/01/2014          121,435


WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
COLORADO (CONTINUED)
$ 1,135,000  COLORADO HOUSING AND FINANCE AUTHORITY SINGLE FAMILY PROGRAM
             SERIES D-2 (SINGLE FAMILY HOUSING REVENUE LOC)                                6.90%       04/01/2029     $  1,162,399
    500,000  DENVER CITY & COUNTY CO THE BOSTON LOFTS PROJECT SERIES A
             (HOUSING REVENUE LOC)                                                         5.75        10/01/2027          514,150
  5,200,000  DENVER URBAN RENEWAL AUTHORITY CO TAX EXEMPT RICE SERIES A
             (PROPERTY TAX REVENUE LOC)                                                    9.13        09/01/2017        5,280,652
  1,500,000  DOUGLAS COUNTY CO AUTUMN CHASE PROJECT (HOUSING REVENUE LOC)+/-SS.            2.00        12/01/2029        1,500,000
  3,245,000  LITTLETON CO BUILDING CORPORATION CERTIFICATIONS PARTNERS
             (LEASE REVENUE LOC)                                                           5.13        12/01/2018        3,511,869
    830,000  NORTHERN METROPOLITAN DISTRICT ADAMS COUNTY CO (OTHER REVENUE LOC)            6.50        12/01/2016          838,259
    420,000  SUMMIT COUNTY CO KEYSTONE RESORTS MANAGEMENT PROJECT
             (OTHER REVENUE LOC)                                                           7.38        09/01/2010          504,311
                                                                                                                        25,920,528
                                                                                                                      ------------
DISTRICT OF COLUMBIA - 1.55%
  3,850,000  DISTRICT OF COLUMBIA CAPITAL APPRECIATION MANDARIN ORIENTAL
             (TAX INCREMENTAL REVENUE LOC)^                                                4.47        07/01/2015        2,434,008
  2,500,000  DISTRICT OF COLUMBIA SUBSERIES C-3 XLCA INSURED (PROPERTY TAX REVENUE
             LOC)+/-SS.                                                                    1.85        06/01/2034        2,500,000
                                                                                                                         4,934,008
                                                                                                                      ------------
FLORIDA - 1.45%
    505,000  BOYNTON BEACH FL HOUSING MORTGAGE CLIPPER COVE APARTMENTS
             (HOUSING REVENUE LOC)SS.                                                      6.45        01/01/2027          536,048
    500,000  FLORIDA HOUSING FINANCE AGENCY HOUSING GLEN OAKS APARTMENTS PROJECT
             (HOUSING REVENUE LOC)                                                         5.90        02/01/2030          517,955
  3,440,000  PALM BEACH COUNTY HOUSING FINANCE AUTHORITY HOUSING REVENUE SERIES A
             (HOUSING REVENUE LOC)                                                         4.85        04/01/2032        3,526,103
                                                                                                                         4,580,106
                                                                                                                      ------------
GEORGIA - 0.30%
    500,000  FULTON COUNTY HOUSING AUTHORITY CONCORDE PLACE APARTMENT PROJECT
             SERIES C (HOUSING REVENUE LOC)SS.                                             6.90        07/01/2008          568,970
    380,000  GEORGIA STATE HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
             SERIES B-2 (HOUSING REVENUE LOC)                                              5.85        12/01/2028          392,669
                                                                                                                           961,639
                                                                                                                      ------------
GUAM - 0.02%
     60,000  GUAM HOUSING CORPORATION SERIES A MORTGAGE -GUARANTEED MORTGAGE BACKED
             SECURITIES (HOUSING REVENUE LOC)                                              5.75        09/01/2031           65,925
                                                                                                                      ------------
HAWAII - 0.09%
    300,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES A
             (HOUSING REVENUE LOC)                                                         5.75        07/01/2030          301,710
                                                                                                                      ------------
IDAHO - 0.33%
     80,000  AMMON URBAN RENEWAL AGENCY ID TAX INCREMENT SERIES B
             (TAX INCREMENTAL REVENUE LOC)SS.                                              6.00        08/01/2014           84,425
    150,000  IDAHO HEALTH FACILITIES AUTHORITY IHC HOSPITALS INCORPORATED
             (HEALTHCARE FACILITIES REVENUE LOC)+/-                                        6.65        02/15/2021          194,874
    425,000  IDAHO HOUSING & FINANCE ASSOCIATION SINGLE FAMILY MORTGAGE SERIES H-2
             (HOUSING REVENUE LOC)                                                         6.15        01/01/2028          441,532
    310,000  IDAHO HOUSING AGENCY SINGLE FAMILY MORTGAGE SERIES C-2
             (HOUSING REVENUE LOC)                                                         6.35        07/01/2015          316,557
                                                                                                                         1,037,388
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE        VALUE
ILLINOIS - 9.06%
$ 2,250,000  CHICAGO HOUSING AUTHORITY IL (HOUSING REVENUE LOC)                            5.38%       07/01/2019     $  2,427,592
    500,000  CHICAGO IL GNMA COLLEGE BELLA PROJECT (HOUSING REVENUE LOC)                   6.13        06/01/2039          519,795
  2,495,000  CHICAGO IL SERIES B (AIRPORT REVENUE LOC)                                     5.38        01/01/2017        2,741,930
  1,535,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A COMMUNITY
             REHABILITATION PREREFUNDEDSS.                                                 7.88        07/01/2005        1,606,270
    235,815  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SERIES A UNREFUNDED BALANCE
             COMMUNITY REHABILITATION                                                      7.88        07/01/2020          172,499
  4,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE
             (COLLEGE AND UNIVERSITY REVENUE LOC)SS.                                       5.75        07/01/2012        4,277,040
  4,000,000  ILLINOIS HEALTH FACILITIES AUTHORITY OSF HEALTHCARE SYSTEM
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.25        11/15/2029        4,237,880
    200,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI-FAMILY HOUSING
             (HOUSING REVENUE LOC)                                                         7.00        07/01/2017          202,020
  1,000,000  ILLINOIS STATE SERIES A (OTHER REVENUE LOC)                                   5.00        10/01/2018        1,073,160
    500,000  JACKSON & WILLIAMSON COUNTIES IL COMMUNITY HIGH SCHOOL DISTRICT NO.165

             (PROPERTY TAX REVENUE LOC)SS.                                                 6.25        12/01/2015          572,035
  7,350,000  REGIONAL TRANSPORTATION AUTHORITY IL SERIES D (SALES TAX REVENUE LOC)         7.75        06/01/2019        9,921,324
  1,000,000  ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A
             (HOUSING REVENUE LOC)                                                         6.75        01/01/2018        1,070,350
                                                                                                                        28,821,895
                                                                                                                      ------------
INDIANA - 2.37%
  1,400,000  EVANSVILLE-VANDERBURGH COUNTY IN BUILDING AUTHORITY EXCISE INCOME TAX         5.00        08/01/2012        1,543,962
  1,015,000  HAMILTON SOUTHEASTERN IN CUMBERLAND CAMPUS SCHOOL BUILDING CORPORATION
             SERIES A FSA INSURED (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)              5.00        07/15/2018        1,088,953
  2,515,000  INDIANA HEALTH FACILITY FINANCING AUTHORITY ASCENSION HEALTH SERIES F
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.50        11/15/2018        2,743,161
     25,000  INDIANA STATE TOLL FINANCE AUTHORITY (LEASE REVENUE LOC)                      6.00        07/01/2013           25,621
    290,000  INDIANAPOLIS LOCAL PUBLIC IMPROVEMENTS BOARD BANK SERIES B
             (OTHER REVENUE LOC)                                                           6.00        01/10/2020          347,620
  1,610,000  MICHIGAN CITY IN INDEPENDENT SCHOOL BUILDING CORPORATION FIRST
             MORTGAGE MBIA INSURED (LEASE REVENUE LOC)                                     5.00        07/01/2012        1,772,562
                                                                                                                         7,521,879
                                                                                                                      ------------
IOWA - 0.08%
    275,000  IOWA FINANCE AUTHORITY SERIES F (HOUSING REVENUE LOC)                         5.70        01/01/2027          278,212
                                                                                                                      ------------
KANSAS - 1.15%
  1,135,000  SEDGWICK & SHAWNEE COUNTIES KS SERIES A2 MORTGAGE BACKED SECURITIES
             (HOUSING REVENUE LOC)+/-                                                      6.70        06/01/2029        1,135,000
  2,435,000  SEDGWICK & SHAWNEE COUNTIES MORTGAGE BACKED SECURITIES PROGRAM SERIES
             B-4 (HOUSING REVENUE LOC)+/-                                                  5.90        12/01/2034        2,509,779
                                                                                                                         3,644,779
                                                                                                                      ------------
LOUISIANA - 1.64%
  1,970,000  JEFFERSON PARISH HOME MORTGAGE AUTHORITY LA SERIES A
             (HOUSING REVENUE LOC)                                                         5.13        06/01/2026        2,085,954
  3,070,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES & COMMUNITY
             SERIES A DEVELOPMENT AUTHORITY- HSG-BELLEMONT APARTMENTS PJS
             (HOUSING REVENUE LOC)                                                         6.00        09/01/2022        3,120,563
                                                                                                                         5,206,517
                                                                                                                      ------------
MASSACHUSETTS - 1.21%
  2,500,000  MASSACHUSETTS STATE COLLEGE BUILDING AUTHORITY SERIES A
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          7.50        05/01/2014        3,203,175
    200,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SERIES
             B MELROSE-WAKEFIELD HOSPITAL PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.88        07/01/2018          200,000

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
MASSACHUSETTS (CONTINUED)
$    90,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
             (WATER REVENUE LOC)SS.                                                        6.00%       08/01/2023     $    103,630
    310,000  MASSACHUSETTS STATE WATER POLLUTION ABATEMENT MWRA PROGRAM SERIES A
             (WATER REVENUE LOC)                                                           6.00        08/01/2023          350,393
                                                                                                                         3,857,198
                                                                                                                      ------------
MICHIGAN - 3.07%
  1,760,000  DETROIT MI SERIES B (WATER REVENUE LOC)                                       5.25        07/01/2017        1,941,914
  3,000,000  MICHIGAN STATE HOSPITAL FINANCING AUTHORITY REVENUE OAKWOOD OBLIGATED
             GROUP (HOSPITAL REVENUE LOC)                                                  5.50        11/01/2017        3,237,360
  1,160,000  MICHIGAN STRATEGIC FUND UTD WASTE SYSTEMS PROJECT
             (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                          5.20        04/01/2010        1,228,069
  2,760,000  WAYLAND UNION SCHOOL DISTRICT MI (PROPERTY TAX REVENUE LOC)                   8.00        05/01/2010        3,354,145
                                                                                                                         9,761,488
                                                                                                                      ------------
MINNESOTA - 0.63%
    500,000  AUSTIN MN HOUSING & REDEVELOPMENT AUTHORITY COURTYARD RESIDENCE
             PROJECT SERIES A  (HOUSING REVENUE LOC)                                       7.25        01/01/2032          529,750
  1,500,000  OWATONNA MN HOUSING REVENUE SECOND CENTURY PROJECT SERIES A
             (HOUSING REVENUE LOC)+/-SS.                                                   2.19        01/01/2030        1,500,000
                                                                                                                         2,029,750
                                                                                                                      ------------
MONTANA - 0.50%
  1,495,000  MONTANA FACILITY FINANCING AUTHORITY HOSPITAL FACILITIES REVENUE ST.
             PETERS HOSPITAL PROJECT (HOSPITAL REVENUE LOC)                                5.25        06/01/2016        1,602,296
                                                                                                                      ------------
NEBRASKA - 0.08%
    150,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED
             LEASE RENTAL (LEASE REVENUE LOC)                                              6.00        10/15/2026          161,332
    100,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
             PROJECT ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES REVENUE
             LOC)+/-SS.                                                                    2.22        08/01/2031          100,000
                                                                                                                           261,332
                                                                                                                      ------------
NEVADA - 0.73%
  2,000,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT REVENUE ALEXANDER DAWSON
             SCHOOL NV PROJECT (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                 5.38        05/15/2033        2,031,520
    275,000  NEVADA HOUSING DIVISION SARATOGA PALMS MULTI UNIT HOUSING
             (HOUSING REVENUE LOC)                                                         6.25        10/01/2016          284,702
                                                                                                                         2,316,222
                                                                                                                      ------------
NEW HAMPSHIRE - 0.82%
  5,110,000  MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY REVENUE CAPITAL
             APPRECIATION-SERIES B (RECREATIONAL FACILITIES REVENUE LOC)^                  5.26        01/01/2018        2,601,910
                                                                                                                      ------------
NEW JERSEY - 4.54%
  4,000,000  NEW JERSEY HEALTH CARE FACILITIES AUTHORITY RARITAN BAY MEDICAL CENTER
             (HEALTHCARE FACILITIES REVENUE LOC)                                           7.25        07/01/2027        4,197,200
  5,795,000  NEW JERSEY STATE CERTIFICATES OF PARTICIPATION EQUIPMENT LEASE
             PURCHASE SERIES A AMBAC INSURED (TRANSPORTATION REVENUE LOC)                  5.00        06/15/2018        6,195,608
  3,500,000  NEW JERSEY STATE TRANSPORTATION TRUST FUND AUTHORITY TRANSPORTATION
             SYSTEMS SERIES B MBIA INSURED (TRANSPORTATION REVENUE LOC)                    5.50        12/15/2015        4,029,410
                                                                                                                        14,422,218
                                                                                                                      ------------

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                             INTEREST RATE  MATURITY DATE       VALUE
NEW MEXICO - 3.34%
$ 3,040,000  BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                      5.20%       04/01/2021     $  3,418,207
  1,475,000  BERNALILLO COUNTY NM (OTHER REVENUE LOC)                                      5.25        04/01/2027        1,633,813
  3,365,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION EDUCATIONAL LOAN SERIES
             B-1 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)                       5.90        09/01/2031        3,452,187
  2,000,000  UNIVERSITY OF NEW MEXICO FSA FHA INSURED (NURSING HOME REVENUE LOC)           5.00        07/01/2018        2,122,660
                                                                                                                        10,626,867
                                                                                                                      ------------
NEW YORK - 3.75%
  5,500,000  METROPOLITAN TRANSPORTATION AUTHORITY NY REVENUE SERIES G-1
             (TRANSPORTATION REVENUE LOC)+/-SS.                                            1.97        11/01/2026        5,500,000
  2,500,000  NASSAU HEALTH CARE CORPORATION REVENUE SUBSERIES 2004-C FSA INSURED
             (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                     1.92        08/01/2029        2,500,000
  1,000,000  NEW YORK STATE DORMITORY AUTHORITY NURSING HOME MENORAH CAMPUS PROJECT
             FHA INSURED (HEALTHCARE FACILITIES REVENUE LOC)                               6.10        02/01/2037        1,082,150
  2,535,000  NEW YORK STATE DORMITORY AUTHORITY REVENUE STUDENT HOUSING CORPORATION
             FGIC INSURED (HOUSING REVENUE LOC)                                            5.25        07/01/2015        2,849,492
                                                                                                                        11,931,642
                                                                                                                      ------------
NORTH CAROLINA - 1.94%
  1,785,000  CHARLOTTE NC CERTIFICATIONS PARTNERSHIP TRANSIT PROJECTS SERIES H             5.00        06/01/2016        1,923,338
  4,000,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
             (ELECTRIC REVENUE LOC)                                                        5.70        01/01/2017        4,258,800
                                                                                                                         6,182,138
                                                                                                                      ------------
NORTH DAKOTA - 0.06%
     95,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE
             HOME MORTGAGE (HOUSING REVENUE LOC)                                           5.95        07/01/2017           95,386
    110,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY SERIES C HOUSING FINANCE
             HOME MORTGAGE (HOUSING REVENUE LOC)                                           6.10        07/01/2028          110,468
                                                                                                                           205,854
                                                                                                                      ------------
OHIO - 0.25%
    250,000  JOHNSTOWN OH MORTGAGE (SEWER REVENUE LOC)                                     6.00        12/01/2017          264,225
    500,000  OAK HILLS OH LOCAL SCHOOL DISTRICT SERIES A (PROPERTY TAX REVENUE LOC)        5.70        12/01/2025          542,440
                                                                                                                           806,665
                                                                                                                      ------------
OKLAHOMA - 0.60%

  1,655,000  OKLAHOMA STATE INDUSTRIES AUTHORITY HEALTH SYSTEM INTEGRIS BAPTIST
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.00        08/15/2010        1,893,932
                                                                                                                      ------------
OREGON - 4.72%
  1,000,000  CHEMEKETA COMMUNITY COLLEGE DISTRICT OR SERIES B
             (PROPERTY TAX REVENUE LOC)SS.                                                 5.60        06/01/2014        1,057,030
  1,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)             5.88        01/01/2016        1,504,875
  3,500,000  KLAMATH FALLS OR SENIOR LIEN KLAMATH COGEN (ELECTRIC REVENUE LOC)             6.00        01/01/2025        3,489,920
    500,000  LANE COUNTY OR SCHOOL DISTRICT NO.52 BETHEL
             (PROPERTY TAX REVENUE LOC)SS.                                                 5.63        06/15/2010          567,720
  1,000,000  OREGON STATE BOARD OF HIGHER EDUCATION SERIES D
             (PROPERTY TAX REVENUE LOC)SS.                                                 5.75        08/01/2029        1,133,780
  1,000,000  OREGON STATE DEPARTMENT OF ADMINISTRATIVE SERVICES SERIES A
             (LEASE REVENUE LOC)SS.                                                        6.25        05/01/2010        1,172,640
  1,485,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
             AUTHORITY SERIES A ASPEN FOUNDATION II
             (HEALTHCARE FACILITIES REVENUE LOC)                                           6.13        04/15/2029        1,272,734
  3,650,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
             AUTHORITY (LEASE REVENUE LOC)^^                                               5.25        10/01/2016          912,500
  1,730,000  OREGON STATE HEALTH HOUSING EDUCATIONAL & CULTURAL FACILITIES
             AUTHORITY SERIES A GNMA MORTGAGE BACKED SECURITIES
             (HEALTHCARE FACILITIES REVENUE LOC)+/-                                        6.85        06/20/2042        1,889,541

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
OREGON (CONTINUED)

$ 1,060,000  OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES M SINGLE
             FAMILY MORTGAGE PROGRAM (HOUSING REVENUE LOC)                                 6.20%       07/01/2028     $  1,106,269
    324,000  PORTLAND OR SERIES A (OTHER REVENUE LOC)                                      4.88        06/01/2018          342,014
    550,000  WESTERN LANE OR HOSPITAL DISTRICT HOSPITAL FACILITY AUTHORITY SISTERS
             OF ST. JOSEPH PEACE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)               5.63        08/01/2007          562,469
                                                                                                                        15,011,492
PENNSYLVANIA - 2.52%                                                                                                  ------------
  1,790,000  CARBON COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY PANTHER CREEK PARTNERS
             (OTHER REVENUE LOC)                                                           6.65        05/01/2010        1,939,053
  1,010,000  PENNSYLVANIA HOUSING FINANCE AGENCY SINGLE FAMILY MORTGAGE SERIES 59A
             (HOUSING REVENUE LOC)                                                         5.80        10/01/2029        1,041,805
  5,000,000  PHILADELPHIA PA HOSPITALS & HIGHER EDUCATION FACILITIES AUTHORITY
             JEANES HEALTH SYSTEM PROJECT (RECREATIONAL FACILITIES REVENUE LOC)            6.85        07/01/2022        5,018,800
                                                                                                                         7,999,658
                                                                                                                      ------------
PUERTO RICO - 0.28%
    350,000  CHILDRENS TRUST FUND PUERTO RICO (SPECIAL TAX REVENUE LOC)SS.                 5.75        07/01/2010          379,347
    300,000  CHILDRENS TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
             (OTHER REVENUE LOC)SS.                                                        6.00        07/01/2010          344,172
     15,000  PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY
             (SEWER REVENUE LOC)                                                          10.25        07/01/2009           17,943
    150,000  PUERTO RICO HOUSING FINANCE CORPORATION MULTI FAMILY MORTGAGE SERIES
             A-1 (HOUSING REVENUE LOC)                                                     7.50        04/01/2022          151,463
                                                                                                                           892,925
                                                                                                                      ------------
SOUTH CAROLINA - 2.02%
  4,000,000  DORCHESTER COUNTY SC SCHOOL DISTRICT #002 INSTALLMENT PURCHASE REVENUE
             GROWTH REMEDY OPPORTUNITY TAX HIKE (LEASE REVENUE LOC)                        5.25        12/01/2021        4,241,000
  1,035,000  GREENWOOD COUNTY SC HOSPITAL REVENUE SELF REGULATING HEALTHCARE SERIES
             A FSA INSURED (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)             5.00        10/01/2015        1,127,063
  1,000,000  UNIVERSITY OF SOUTH CAROLINA (COLLEGE AND UNIVERSITY REVENUE LOC)             5.75        06/01/2026        1,051,270
                                                                                                                         6,419,333
                                                                                                                      ------------
TENNESSEE - 0.76%
    750,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
             METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)                      6.50        09/01/2021          902,340
  1,250,000  SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
             METHODIST HEALTHCARE (HEALTHCARE FACILITIES REVENUE LOC)SS.                   6.50        09/01/2021        1,508,200
                                                                                                                         2,410,540
                                                                                                                      ------------
TEXAS - 11.75%
  1,500,000  AMARILLO TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND
             GUARANTEED (PROPERTY TAX REVENUE LOC)                                         5.00        02/01/2023        1,578,210
  4,800,000  AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION CENTER SECOND
             TIER SERIES B ZC SPECIALTY INSURED (OTHER REVENUE LOC)                        6.00        01/01/2023        5,088,240
    325,000  CARROLL INDEPENDENT SCHOOL DISTRICT TX (PROPERTY TAX REVENUE LOC)+/-          6.75        08/15/2020          420,534
    155,000  CORPUS CHRISTI HOUSING FINANCE CORPORATION TX SERIES A
             (HOUSING REVENUE LOC)                                                         7.70        07/01/2011          155,409
  2,395,000  DE SOTO HOUSING FINANCE CORPORATION WINDSOR FOUNDATION PROJECT
             SERIES A (HOUSING REVENUE LOC)                                                7.00        02/01/2025        2,451,187
  1,000,000  DENTON TX IMPROVEMENTS (UTILITIES REVENUE LOC)                                5.13        12/01/2018        1,078,070
  4,000,000  EL PASO HOUSING FINANCE CORPORATION TX SINGLE FAMILY SERIES A-3
             (HOUSING REVENUE LOC)+/-                                                      6.18        04/01/2033        4,126,160

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE   MATURITY DATE       VALUE
TEXAS (CONTINUED)
$    70,000  GALVESTON PROPERTY FINANCE AUTHORITY TX SERIES A (HOUSING REVENUE LOC)        8.50%       09/01/2011     $     70,225
  1,300,000  GRAPE CREEK-PULLIAM INDEPENDENT SCHOOL DISTRICT TX (LEASE REVENUE LOCSS.      7.25        05/15/2006        1,411,579
  1,100,000  GULF COAST WASTE DISPOSAL AUTHORITY TX EXXON PROJECT (INDUSTRIAL
             DEVELOPMENT REVENUE LOC)+/-SS.                                                2.13        10/01/2024        1,100,000
  1,000,000  LA PORTE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)            4.25        02/15/2019        1,001,780
  1,530,000  LAREDO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)              5.00        08/01/2020        1,622,029
  1,170,000  LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL CREEK APTS
             SERIES A (HOUSING REVENUE LOC)                                                6.00        07/01/2022        1,219,409
  1,530,000  LUBBOCK TX HOUSING FINANCE CORPORATION LAS COLINAS QUAIL CREEK APTS
             SERIES A (HOUSING REVENUE LOC)                                                6.00        07/01/2025        1,585,049
  1,170,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH SYSTEM
             REVENUE MEMORIAL HEALTH SYSTEM OF EAST TEXAS (HEALTH FACILITIES
             FINANCING AUTHORITY REVENUE LOC)                                              5.00        02/15/2008        1,207,019
  1,825,000  LUFKIN TX INDEPENDENT SCHOOL DISTRICT PERMANENT SCHOOL FUND GUARANTEED
             (PROPERTY TAX REVENUE LOC)                                                    5.00        08/15/2016        1,993,885
  2,130,000  ROUND ROCK TX AMBAC INSURED (PROPERTY TAX REVENUE LOC)                        5.00        08/15/2018        2,285,554
    200,000  SOCORRO TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)             5.75        02/15/2021          206,934
    160,000  TEXARKANA TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES B WADLEY
             REGIONAL MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)                   6.00        10/01/2017          190,293
  1,500,000  TEXAS STATE (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                    5.00        08/01/2015        1,638,540
  1,390,000  TEXAS STATE PUBLIC FINANCING AUTHORITY REVENUE STEPHEN F AUSTIN UNIVERSITY
             FINANCING SYSTEM FSA INSURED (COLLEGE AND UNIVERSITY REVENUE LOC)             4.00        10/15/2017        1,385,802
  2,425,000  TEXAS STATE STUDENT HOUSING AUTHORITY SERIES B JUNIOR LIEN STUDENT HOUSING
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          6.75        01/01/2033        2,136,862
  3,250,000  TEXAS STATE VETERANS HOUSING ASSISTANCE PROGRAM FUND II SERIES A
             (HOUSING REVENUE LOC)                                                         5.65        12/01/2017        3,411,265
                                                                                                                        37,364,035
                                                                                                                      ------------
UTAH - 3.10%
    500,000  PROVO CITY UT HOUSING AUTHORITY LOOKOUT POINTE APARTMENTS PROJECT
             COLLATERALIZED BY GNMA (HOUSING REVENUE LOC)                                  5.80        07/20/2022          522,715
  3,270,000  SALT LAKE COUNTY UT HOUSING AUTHORITY BRIDGESIDE PROJECT FHA INSURED
             (HOUSING REVENUE LOC)                                                         6.38        11/01/2033        3,377,060
  1,860,000  SALT LAKE COUNTY UT WESTMINSTER COLLEGE PROJECT
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.75        10/01/2027        1,892,383
  2,500,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES B STATE FACILITIES MASTER
             LEASE PROGRAM (LEASE REVENUE LOC)                                             5.25        05/15/2024        2,680,075
    250,000  UTAH STATE BUILDING OWNERSHIP AUTHORITY SERIES C STATE FACILITIES MASTER
             LEASE PROGRAM (LEASE REVENUE LOC)                                             5.50        05/15/2019          289,487
  1,000,000  WEBER MUNICIPAL BUILDING AUTHORITY UTAH (LEASE REVENUE LOC)                   5.75        12/15/2019        1,098,310
                                                                                                                         9,860,030
                                                                                                                      ------------
VERMONT - 0.02%
     50,000  VERMONT HOUSING FINANCE AGENCY VT HOUSING SERIES 9 (HOUSING REVENUE LOC)      6.00        05/01/2037           51,518
                                                                                                                      ------------
WASHINGTON - 4.47%
    500,000  CLARK COUNTY SCHOOL DISTRICT NO.98 HOCKINSON WA (PROPERTY TAX REVENUE
             LOC)SS.                                                                       6.15        12/01/2015          585,380
  2,000,000  KING COUNTY WA PUBLIC HOSPITAL DISTRICT #002 EVERGREEN HEALTHCARE
             MBIA INSURED (HOSPITAL REVENUE LOC)                                           5.00        12/01/2015        2,197,040
    110,000  KING COUNTY WA SEWER (SEWER REVENUE LOC)SS.                                   6.13        01/01/2033          112,200

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
WASHINGTON (CONTINUED)
$ 1,748,000  KITSAP COUNTY WA CONSOLIDATED HOUSING AUTHORITY LOW INCOME HOUSING
             MARTHA GNMA (HEALTHCARE FACILITIES REVENUE LOC)                               7.10%       08/20/2016     $  2,046,733
  6,205,000  PORT LONGVIEW WA SERIES A (HARBOR DEPARTMENT REVENUE LOC)                     5.00        12/01/2014        6,589,524
  1,000,000  SEATTLE WA HOUSING AUTHORITY KIN ON PROJECT COLLATERALIZED BY GNMA
             (HEALTHCARE FACILITIES REVENUE LOC)                                           7.40        11/20/2036        1,107,530
  1,000,000  SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE FSA INSURED
             (ELECTRIC REVENUE LOC)                                                        4.50        08/01/2019        1,015,540
    500,000  SEATTLE WA SERIES B (WATER REVENUE LOC)                                       6.00        07/01/2029          559,005
                                                                                                                        14,212,952
                                                                                                                      ------------
WEST VIRGINIA - 0.56%
  3,000,000  KANAWHA PUTNAM COUNTY WV HUNTINGTON CHARLESTON SINGLE FAMILY MORTGAGE
             COMPOUND INTEREST 1984 SERIES A (HOUSING REVENUE LOC)^                        4.45        12/01/2016        1,776,000
                                                                                                                      ------------
WISCONSIN - 0.49%
    490,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
             (HOUSING REVENUE LOC)                                                         6.00        09/01/2015          509,184
  1,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY WHEATON
             FRANCISCAN SERVICES PROJECT (HEALTHCARE FACILITIES REVENUE LOC)               6.13        11/15/2015        1,049,540
                                                                                                                         1,558,724
                                                                                                                      ------------
WYOMING - 0.16%
    500,000  JACKSON WY NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP SERIES B
             LOWER VALLEY POWER & LIGHT PROJECT (FUEL SALES TAX REVENUE LOC)               5.88        05/01/2026          518,055
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $284,580,677)                                                                      296,918,274
                                                                                                                      ------------
SHARES
SHORT-TERM INVESTMENTS - 0.11%
    351,000  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                           351,000
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $351,000)                                                                               351,000
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $299,495,481)*                         98.99%                                                                   $314,780,825
OTHER ASSETS AND LIABILITIES, NET             1.01                                                                       3,227,792
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $318,008,617
                                            ======                                                                    ============

+/-   VARIABLE RATE SECURITIES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $351,000.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                           WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 97.13%
COLORADO - 1.40%
$   600,000  COLORADO HEALTH FACILITIES AUTHORITY STEAMBOAT SPRINGS HEALTH PROJECT
             (HEALTHCARE FACILITIES REVENUE LOC)                                           5.70%       09/15/2023     $    613,854
                                                                                                                      ------------
NEBRASKA - 95.63%
  1,500,000  CITY OF LINCOLN NE (ELECTRIC REVENUE LOC)                                     5.00        09/01/2018        1,613,535
  1,100,000  CITY OF LINCOLN NE (WATER REVENUE LOC)                                        5.00        08/15/2017        1,182,082
  1,000,000  CITY OF LINCOLN NE MBIA INSURED (SEWER REVENUE LOC)                           5.00        06/15/2017        1,082,310
  1,250,000  CITY OF LINCOLN NE SERIES A (PARKING FACILITIES REVENUE LOC)                  5.38        08/15/2014        1,371,262
  1,000,000  CITY OF LINCOLN NE TAX SUPPORTED ANTELOPE VALLEY PROJECT (OTHER
             REVENUE LOC)                                                                  5.00        09/15/2016        1,077,380
    500,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                   5.25        12/01/2012          535,785
  1,000,000  CITY OF OMAHA NE (PROPERTY TAX REVENUE LOC)                                   5.00        11/01/2014        1,103,230
  1,000,000  CITY OF OMAHA NE DOWNTOWN NORTHEAST REDEVELOPMENT PROJECT
             (SPECIAL TAX REVENUE LOC)                                                     6.00        11/01/2014        1,086,170
    865,000  CITY OF OMAHA NE RIVERFRONT REDEVELOPMENT PROJECT SERIES A
             (SALES TAX REVENUE LOC)                                                       5.50        02/01/2017          959,890
    415,000  CITY OF OMAHA NE SERIES A (PROPERTY TAX REVENUE LOC)                          6.50        12/01/2014          516,965
  1,140,000  DODGE COUNTY NE SCHOOL DISTRICT #1 FREMONT FSA INSURED
             (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)                                   5.00        12/15/2019        1,227,985
  1,000,000  DOUGLAS COUNTY NE HENRY DOORLY ZOO AQUARIUM PROJECT
             (RECREATIONAL FACILITIES REVENUE LOC)                                         5.88        09/01/2014        1,083,770
  1,500,000  DOUGLAS COUNTY NE SCHOOL DISTRICT #1 SERIES B (PROPERTY TAX REVENUE LOC)      5.00        12/15/2018        1,615,845
  1,000,000  GRAND ISLAND NE SYSTEM MBIA INSURED (ELECTRIC REVENUE LOC)                    5.13        08/15/2016        1,089,960
  1,000,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYAN MEMORIAL HOSPITAL
             PROJECT SERIES A MBIA INSURED (HEALTHCARE FACILITIES REVENUE LOC)             5.10        06/01/2010        1,076,420
  2,520,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 BRYANLGH MEDICAL CENTER
             PROJECT SERIES A AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)            5.50        06/01/2020        2,765,448
  1,750,000  LANCASTER COUNTY SCHOOL DISTRICT NO.1 NE LINCOLN PUBLIC SCHOOLS
             (PROPERTY TAX REVENUE LOC)                                                    5.25        01/15/2022        1,898,452
    745,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED LEASE
             RENTAL GOC INSURED (LEASE REVENUE LOC)                                        5.80        10/15/2018          802,693
    500,000  LINCOLN-LANCASTER COUNTY NE PUBLIC BUILDING COMMISSION TAX SUPPORTED LEASE
             RENTAL REVENUE GOC INSURED (LEASE REVENUE LOC)                                5.25        10/15/2008          534,095
  1,000,000  MADISON COUNTY NE HOSPITAL AUTHORITY #1 FAITH REGIONAL HEALTH SERVICES
             PROJECT RADIAN INSURED (HEALTHCARE FACILITIES REVENUE LOC)                    5.50        07/01/2021        1,068,140
    750,000  MUNICIPAL ENERGY AGENCY OF NEBRASKA POWER SUPPLY SYSTEMS REVENUE SERIES A
             (POWER REVENUE LOC)                                                           5.25        04/01/2019          821,918
    575,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY RADIAN INSURED
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.00        04/01/2016          604,929
    300,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY PROJECT
             ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.          2.22        08/01/2031          300,000
    500,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
             (LEASE REVENUE LOC)                                                           6.00        02/01/2007          535,645
  1,250,000  NEBRASKA EDUCATIONAL TELECOMMUNICATIONS COMMISSION DTV PROJECT
             (LEASE REVENUE LOC)                                                           6.00        02/01/2010        1,417,225
  1,000,000  NEBRASKA INVESTMENT FINANCE AUTHORITY CHILDREN HEALTHCARE SERVICES
             AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)                             5.00        08/15/2011        1,081,490
    355,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C (OTHER REVENUE LOC)            6.30        09/01/2020          356,967
    210,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES C GNMA FNMA FHLMC INSURED
             (HOUSING REVENUE LOC)                                                         5.65        03/01/2028          214,967

WELLS FARGO TAX-FREE FUNDS                           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NEBRASKA TAX-FREE FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                            INTEREST RATE  MATURITY DATE        VALUE
NEBRASKA (CONTINUED)
$   535,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED BY
             GNMA FNMA FHLMC (HOUSING REVENUE LOC)                                         5.90%       09/01/2024     $    560,830
  1,085,000  NEBRASKA INVESTMENT FINANCE AUTHORITY SERIES E COLLATERALIZED BY
             GNMA FNMA FHLMC (HOUSING REVENUE LOC)                                         5.95        09/01/2031        1,125,167
    810,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE
             LOC)SS.                                                                       5.25        01/01/2012          884,966
    210,000  NEBRASKA PUBLIC POWER DISTRICT SERIES A MBIA INSURED (ELECTRIC REVENUE LOC)   5.25        01/01/2012          227,396
  1,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE LOC)       5.50        01/01/2012        1,115,410
  2,000,000  OMAHA NE AIRPORT AUTHORITY FACILITIES FSA INSURED (AIRPORT REVENUE LOC)       5.50        01/01/2014        2,218,220
    250,000  OMAHA NE PARKING FACILITIES CORPORATION OMAHA PARK SEVEN PROJECT SERIES A
             (LEASE REVENUE LOC)                                                           5.50        05/01/2016          257,540
    475,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE PROJECTS
             (LEASE REVENUE LOC)                                                           5.20        09/15/2009          494,276
    500,000  OMAHA NE PARKING FACILITIES CORPORATION PARK FOUR & FIVE PROJECTS
             (LEASE REVENUE LOC)                                                           5.70        09/15/2015          521,535
  1,000,000  OMAHA NE PUBLIC POWER DISTRICT SERIES A (ELECTRIC REVENUE LOC)                5.40        02/01/2006        1,034,380
  1,000,000  OMAHA NE SPECIAL TAX REVENUE HERITAGE (TAX REVENUE LOC)                       5.00        10/15/2022        1,066,920
  1,000,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION DEFERRED MAINTENANCE PROJECT
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.25        07/15/2011        1,082,130
    700,000  UNIVERSITY OF NEBRASKA FACILITIES CORPORATION UNIVERSITY MEDICAL CENTER
             PROJECT PREREFUNDED 07/01/05 @ 100 (COLLEGE AND UNIVERSITY REVENUE LOC)SS.    5.45        07/01/2005          710,374
    740,000  UNIVERSITY OF NEBRASKA KEARNEY STUDENT FEES & FACILITIES
             (COLLEGE AND UNIVERSITY REVENUE LOC)                                          5.75        07/01/2020          761,608
    800,000  UNIVERSITY OF NEBRASKA LINCOLN PARKING PROJECT (COLLEGE AND UNIVERSITY
             REVENUE LOC)                                                                  5.80        06/01/2020          830,800
                                                                                                                        41,916,110
                                                                                                                      ------------
NEVADA - 0.10%
     40,000  NEVADA HOUSING DIVISION SINGLE FAMILY SERIES A-1 (HOUSING REVENUE LOC)        5.60        10/01/2007           41,957
                                                                                                                      ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $40,070,881)                                                                        42,571,921
                                                                                                                      ------------
SHARES
SHORT-TERM INVESTMENTS - 1.82%
    796,987  WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~++                                                           796,987
                                                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $796,987)                                                                               796,987
                                                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $40,867,868)*                          98.95%                                                                   $ 43,368,908
OTHER ASSETS AND LIABILITIES, NET             1.05                                                                         460,719
                                            ------                                                                    ------------
TOTAL NET ASSETS                            100.00%                                                                   $ 43,829,627
                                            ======                                                                    ============

+/-   VARIABLE RATE SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $796,987.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        This page is intentionally left blank --

WELLS FARGO TAX-FREE FUNDS                STATEMENT OF ASSETS AND LIABILITIES --
                                                   DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                                        LIMITED TERM         CALIFORNIA
                                                                       TAX-FREE FUND      TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...................................   $  90,289,683      $ 509,351,903
  INVESTMENTS IN AFFILIATES ........................................       2,717,000          5,631,000
                                                                       -------------      -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................      93,006,683        514,982,903
                                                                       -------------      -------------
  CASH .............................................................          51,290             50,148
  RECEIVABLE FOR FUND SHARES ISSUED ................................          75,000            239,972
  RECEIVABLE FOR INVESTMENTS SOLD ..................................               0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................       1,178,875          6,428,006
                                                                       -------------      -------------
TOTAL ASSETS .......................................................      94,311,848        521,701,029
                                                                       -------------      -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .................................          15,487             93,909
  PAYABLE FOR INVESTMENTS PURCHASED ................................               0          5,230,300
  DIVIDENDS PAYABLE ................................................         205,456          1,925,608
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............          43,494            234,637
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................          26,304            185,932
  ACCRUED EXPENSES AND OTHER LIABILITIES ...........................          28,623             34,890
                                                                       -------------      -------------
TOTAL LIABILITIES ..................................................         319,364          7,705,276
                                                                       -------------      -------------
TOTAL NET ASSETS ...................................................   $  93,992,484      $ 513,995,753
                                                                       =============      =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..................................................   $  92,236,542      $ 479,415,131
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................           2,933                (83)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          43,772            137,914
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES ..............................       1,709,237         34,442,791
                                                                       -------------      -------------
TOTAL NET ASSETS ...................................................   $  93,992,484      $ 513,995,753
                                                                       -------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .............................................   $  62,350,783      $ 367,305,664
  SHARES OUTSTANDING - CLASS A .....................................       5,873,320         32,412,108
  NET ASSET VALUE PER SHARE - CLASS A ..............................   $       10.62      $       11.33
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................   $       10.95(2)   $       11.86(3)
  NET ASSETS - CLASS B .............................................             N/A      $  78,184,263
  SHARES OUTSTANDING - CLASS B .....................................             N/A          6,767,680
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........             N/A      $       11.55
  NET ASSETS - CLASS C .............................................   $  11,769,324      $  32,994,470
  SHARES OUTSTANDING - CLASS C .....................................       1,108,937          2,855,384
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........   $       10.61      $       11.56
  NET ASSETS - INSTITUTIONAL CLASS .................................   $  19,872,377      $  35,511,356
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       1,902,136          3,127,952
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS   $       10.45      $       11.35
                                                                       -------------      -------------
INVESTMENTS AT COST ................................................   $  91,297,446      $ 480,540,112
                                                                       =============      =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES --                WELLS FARGO TAX-FREE FUNDS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    NATIONAL
                                                                            COLORADO          MINNESOTA         LIMITED TERM
                                                                       TAX-FREE FUND      TAX-FREE FUND        TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...................................   $  99,257,585      $ 182,017,566        $ 141,517,445
  INVESTMENTS IN AFFILIATES ........................................       3,713,000          1,475,000            7,695,000
                                                                       -------------      -------------        -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................     102,970,585        183,492,566          149,212,445
                                                                       -------------      -------------        -------------
  CASH .............................................................          51,717             51,158               50,802
  RECEIVABLE FOR FUND SHARES ISSUED ................................          10,078             24,960              574,042
  RECEIVABLE FOR INVESTMENTS SOLD ..................................               0                  0                    0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................       1,133,197          2,929,505            1,984,259
                                                                       -------------      -------------        -------------
TOTAL ASSETS .......................................................     104,165,577        186,498,189          151,821,548
                                                                       -------------      -------------        -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .................................          31,626             81,000                    0
  PAYABLE FOR INVESTMENTS PURCHASED ................................               0                  0                    0
  DIVIDENDS PAYABLE ................................................         398,611            692,861              413,107
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............          49,686             90,727               69,461
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................          23,049             22,100                2,770
  ACCRUED EXPENSES AND OTHER LIABILITIES ...........................          31,496             25,195                4,041
                                                                       -------------      -------------        -------------
TOTAL LIABILITIES ..................................................         534,468            911,883              489,379
                                                                       -------------      -------------        -------------
TOTAL NET ASSETS ...................................................   $ 103,631,109      $ 185,586,306        $ 151,332,169
                                                                       =============      =============        =============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..................................................   $  98,131,396      $ 172,981,991        $ 149,420,565
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................          88,625            200,190              (47,537)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      (1,127,601)          (378,770)            (466,119)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES ..............................       6,538,689         12,782,895            2,425,260
                                                                       -------------      -------------        -------------
TOTAL NET ASSETS ...................................................   $ 103,631,109      $ 185,586,306        $ 151,332,169
                                                                       -------------      -------------        -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .............................................   $  54,634,846      $  39,426,360        $   2,324,514
  SHARES OUTSTANDING - CLASS A .....................................       5,013,849          3,547,282              212,874
  NET ASSET VALUE PER SHARE - CLASS A ..............................   $       10.90      $       11.11        $       10.92
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................   $       11.41(3)   $       11.63(3)     $       11.26(2)
  NET ASSETS - CLASS B .............................................   $  10,202,949      $  13,014,526        $     769,110
  SHARES OUTSTANDING - CLASS B .....................................         935,029          1,170,945               70,502
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........   $       10.91      $       11.11        $       10.91
  NET ASSETS - CLASS C .............................................             N/A                N/A        $     711,067
  SHARES OUTSTANDING - CLASS C .....................................             N/A                N/A               65,225
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........             N/A                N/A        $       10.90
  NET ASSETS - INSTITUTIONAL CLASS .................................   $  38,793,314      $ 133,145,420        $ 147,527,478
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................       3,559,681         11,981,708           13,515,479
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS   $       10.90      $       11.11        $       10.92
                                                                       -------------      -------------        -------------
INVESTMENTS AT COST ................................................   $  96,431,896      $ 170,709,671        $ 146,787,185
                                                                       =============      =============        =============

                                                                            NATIONAL           NEBRASKA
                                                                       TAX-FREE FUND      TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...................................   $ 314,429,825      $  42,571,921
  INVESTMENTS IN AFFILIATES ........................................         351,000            796,987
                                                                       -------------      -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................     314,780,825         43,368,908
                                                                       -------------      -------------
  CASH .............................................................          51,655             51,877
  RECEIVABLE FOR FUND SHARES ISSUED ................................         185,761                  0
  RECEIVABLE FOR INVESTMENTS SOLD ..................................       2,067,953                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................       4,455,491            661,269
                                                                       -------------      -------------
TOTAL ASSETS .......................................................     321,541,685         44,082,054
                                                                       -------------      -------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED .................................          26,847                  0
  PAYABLE FOR INVESTMENTS PURCHASED ................................       1,978,192                  0
  DIVIDENDS PAYABLE ................................................       1,242,582            155,138
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............         163,921             24,700
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................          58,633                985
  ACCRUED EXPENSES AND OTHER LIABILITIES ...........................          62,893             71,604
                                                                       -------------      -------------
TOTAL LIABILITIES ..................................................       3,533,068            252,427
                                                                       -------------      -------------
TOTAL NET ASSETS ...................................................   $ 318,008,617      $  43,829,627
                                                                       =============      =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ..................................................   $ 314,266,962      $  41,312,694
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................         614,860              4,604
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............     (12,158,549)            11,289
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES ..............................      15,285,344          2,501,040
                                                                       -------------      -------------
TOTAL NET ASSETS ...................................................   $ 318,008,617      $  43,829,627
                                                                       -------------      -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A .............................................   $  99,669,572                N/A
  SHARES OUTSTANDING - CLASS A .....................................       9,523,242                N/A
  NET ASSET VALUE PER SHARE - CLASS A ..............................   $       10.47                N/A
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................   $       10.96(3)             N/A
  NET ASSETS - CLASS B .............................................   $  28,273,051                N/A
  SHARES OUTSTANDING - CLASS B .....................................       2,700,902                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........   $       10.47                N/A
  NET ASSETS - CLASS C .............................................   $   8,988,183                N/A
  SHARES OUTSTANDING - CLASS C .....................................         859,009                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........   $       10.46                N/A
  NET ASSETS - INSTITUTIONAL CLASS .................................   $ 181,077,811      $  43,829,627
  SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      17,298,929          4,364,141
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS   $       10.47      $       10.04
                                                                       -------------      -------------
INVESTMENTS AT COST ................................................   $ 299,495,481      $  40,867,868
                                                                       =============      =============

WELLS FARGO TAX-FREE FUNDS                            STATEMENT OF OPERATIONS --
                          FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA
                                                                        LIMITED TERM         CALIFORNIA
                                                                       TAX-FREE FUND      TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .......................................................   $       6,759      $     453,787
   INTEREST ........................................................       1,541,462         13,247,906
   INCOME FROM AFFILIATED SECURITIES ...............................          27,281             53,523
                                                                       -------------      -------------
TOTAL INVESTMENT INCOME ............................................       1,575,502         13,755,216
                                                                       -------------      -------------

EXPENSES
   ADVISORY FEES ...................................................         182,717          1,058,714
   ADMINISTRATION FEES
      FUND LEVEL ...................................................          22,840            132,905
      CLASS A ......................................................          87,864            523,887
      CLASS B ......................................................             N/A            121,347
      CLASS C ......................................................          16,872             47,526
      INSTITUTIONAL CLASS ..........................................          16,547             36,791
   CUSTODY FEES ....................................................           9,136             53,162
   SHAREHOLDER SERVICING FEES ......................................          93,515            618,536
   ACCOUNTING FEES .................................................          12,795             25,342
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ......................................................             N/A            325,037
      CLASS C ......................................................          45,194            127,302
   AUDIT FEES ......................................................           8,154             10,701
   LEGAL FEES ......................................................           1,224              7,135
   REGISTRATION FEES ...............................................             510              7,645
   SHAREHOLDER REPORTS .............................................           8,154             59,113
   TRUSTEES' FEES ..................................................           3,460              3,460
   OTHER FEES AND EXPENSES .........................................           2,178              8,536
                                                                       -------------      -------------
TOTAL EXPENSES .....................................................         511,160          3,167,139
                                                                       -------------      -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................         (98,374)          (634,308)
   NET EXPENSES ....................................................         412,786          2,532,831
                                                                       -------------      -------------
NET INVESTMENT INCOME (LOSS) .......................................       1,162,716         11,222,385
                                                                       -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .         276,987          1,885,747
                                                                       -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................         276,987          1,885,747
                                                                       -------------      -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .       1,262,876         15,878,320
                                                                       -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        1,262,876         15,878,320
                                                                       -------------      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............       1,539,863         17,764,067
                                                                       -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $   2,702,579      $  28,986,452
                                                                       =============      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --                            WELLS FARGO TAX-FREE FUNDS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                    NATIONAL
                                                                            COLORADO          MINNESOTA         LIMITED TERM
                                                                       TAX-FREE FUND      TAX-FREE FUND        TAX-FREE FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .......................................................   $      90,791      $           0        $           0
   INTEREST ........................................................       2,663,265          4,757,506            2,866,833
   INCOME FROM AFFILIATED SECURITIES ...............................          10,779             17,726               17,900
                                                                       -------------      -------------        -------------
TOTAL INVESTMENT INCOME ............................................       2,764,835          4,775,232            2,884,733
                                                                       -------------      -------------        -------------

EXPENSES
   ADVISORY FEES ...................................................         216,300            389,946              345,287
   ADMINISTRATION FEES
      FUND LEVEL ...................................................          27,038             48,743               43,161
      CLASS A ......................................................          76,734             54,985                2,577
      CLASS B ......................................................          14,973             20,026                1,002
      CLASS C ......................................................             N/A                N/A                  635
      INSTITUTIONAL CLASS ..........................................          42,645            141,394              169,634
   CUSTODY FEES ....................................................          10,815             19,497               17,264
   SHAREHOLDER SERVICING FEES ......................................          81,882             66,974                3,762
   ACCOUNTING FEES .................................................          13,273             15,748               24,231
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ......................................................          40,107             53,641                2,684
      CLASS C ......................................................             N/A                N/A                1,701
   AUDIT FEES ......................................................           8,562             10,345                8,562
   LEGAL FEES ......................................................           1,040              2,727                1,442
   REGISTRATION FEES ...............................................             510              9,174               50,718
   SHAREHOLDER REPORTS .............................................           7,914             13,758               11,247
   TRUSTEES' FEES ..................................................           3,460              3,460                3,460
   OTHER FEES AND EXPENSES .........................................           2,005              3,517                3,177
                                                                       -------------      -------------        -------------
TOTAL EXPENSES .....................................................         547,258            853,935              690,544
                                                                       -------------      -------------        -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................        (100,818)          (148,401)            (164,465)
   NET EXPENSES ....................................................         446,440            705,534              526,079
                                                                       -------------      -------------        -------------
NET INVESTMENT INCOME (LOSS) .......................................       2,318,395          4,069,698            2,358,654
                                                                       -------------      -------------        -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .         131,056            106,177              181,920
                                                                       -------------      -------------        -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................         131,056            106,177              181,920
                                                                       -------------      -------------        -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .       2,355,334          4,656,940            1,569,772
                                                                       -------------      -------------        -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        2,355,334          4,656,940            1,569,772
                                                                       -------------      -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............       2,486,390          4,763,117            1,751,692
                                                                       -------------      -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $   4,804,785      $   8,832,815        $   4,110,346
                                                                       =============      =============        =============

                                                                            NATIONAL           NEBRASKA
                                                                       TAX-FREE FUND      TAX-FREE FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .......................................................   $     585,080      $           0
   INTEREST ........................................................       8,094,439          1,068,358
   INCOME FROM AFFILIATED SECURITIES ...............................          43,260              7,251
                                                                       -------------      -------------
TOTAL INVESTMENT INCOME ............................................       8,722,779          1,075,609
                                                                       -------------      -------------

EXPENSES
   ADVISORY FEES ...................................................         674,441             97,261
   ADMINISTRATION FEES
      FUND LEVEL ...................................................          84,305             11,648
      CLASS A ......................................................         147,017                N/A
      CLASS B ......................................................          43,179                N/A
      CLASS C ......................................................          13,466                N/A
      INSTITUTIONAL CLASS ..........................................         191,748             46,590
   CUSTODY FEES ....................................................          33,722              4,659
   SHAREHOLDER SERVICING FEES ......................................         181,841                  0
   ACCOUNTING FEES .................................................          19,802             11,519
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ......................................................         115,657                N/A
      CLASS C ......................................................          36,070                N/A
   AUDIT FEES ......................................................          10,600              8,307
   LEGAL FEES ......................................................           3,261                510
   REGISTRATION FEES ...............................................             510                 50
   SHAREHOLDER REPORTS .............................................          26,855              4,047
   TRUSTEES' FEES ..................................................           3,460              3,460
   OTHER FEES AND EXPENSES .........................................           6,132              1,363
                                                                       -------------      -------------
TOTAL EXPENSES .....................................................       1,592,066            189,414
                                                                       -------------      -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................        (246,756)            (6,342)
   NET EXPENSES ....................................................       1,345,310            183,072
                                                                       -------------      -------------
NET INVESTMENT INCOME (LOSS) .......................................       7,377,469            892,537
                                                                       -------------      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .         686,668             85,807
                                                                       -------------      -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................         686,668             85,807
                                                                       -------------      -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .       9,007,583            729,498
                                                                       -------------      -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        9,007,583            729,498
                                                                       -------------      -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............       9,694,251            815,305
                                                                       -------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $  17,071,720      $   1,707,842
                                                                       =============      =============

WELLS FARGO TAX-FREE FUNDS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 CALIFORNIA LIMITED
                                                                                 TERM TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $        90,178,810      $ 150,206,046
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................             1,162,716          2,397,611
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................               276,987            (35,022)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................             1,262,876         (2,511,125)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....             2,702,579           (148,536)
                                                                       -------------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................              (811,269)        (1,721,585)
      CLASS B ......................................................                   N/A                N/A
      CLASS C ......................................................              (110,822)          (176,881)
      INSTITUTIONAL CLASS ..........................................              (238,648)          (497,611)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................              (130,582)          (487,692)
      CLASS B ......................................................                   N/A                N/A
      CLASS C ......................................................               (25,511)           (77,739)
      INSTITUTIONAL CLASS ..........................................               (42,624)          (117,659)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................             9,036,291         18,425,398
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................               608,960          1,628,501
   COST OF SHARES REDEEMED - CLASS A ...............................           (11,459,795)       (54,305,164)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................            (1,814,544)       (34,251,265)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ...............................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................                   N/A                N/A
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................             1,665,921          5,262,102
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................                91,837            200,699
   COST OF SHARES REDEEMED - CLASS C ...............................            (1,686,222)        (4,922,695)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................                71,536            540,106
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................             6,199,907         17,367,551
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                71,604            222,700
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................            (2,057,952)       (40,678,625)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................             4,213,559        (23,088,374)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................             2,470,551        (56,799,533)
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................             3,813,674        (60,027,236)
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $        93,992,484      $  90,178,810
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................               850,988          1,735,267
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                57,410            153,411
   SHARES REDEEMED - CLASS A .......................................            (1,081,039)        (5,112,809)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............              (172,641)        (3,224,131)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                   N/A                N/A
   SHARES REDEEMED - CLASS B .......................................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............                   N/A                N/A
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................               157,149            495,276
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                 8,662             18,918
   SHARES REDEEMED - CLASS C .......................................              (158,958)          (464,575)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............                 6,853             49,619
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................               594,572          1,659,145
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                 6,861             21,355
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................              (197,854)        (3,902,649)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                403,579         (2,222,149)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................               237,791         (5,396,661)
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $             2,933      $         956
                                                                       ===================      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                              CALIFORNIA TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $       519,995,158      $ 623,952,025

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................            11,222,385         24,124,478
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................             1,885,747          2,004,996
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................            15,878,320        (26,197,643)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....            28,986,452            (68,169)
                                                                       -------------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................            (8,234,698)       (16,870,492)
      CLASS B ......................................................            (1,533,108)        (4,124,399)
      CLASS C ......................................................              (602,169)        (1,432,518)
      INSTITUTIONAL CLASS ..........................................              (852,556)        (1,697,070)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................            (1,795,465)        (3,428,987)
      CLASS B ......................................................              (382,347)        (1,052,885)
      CLASS C ......................................................              (160,891)          (364,548)
      INSTITUTIONAL CLASS ..........................................              (171,649)          (326,288)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................            21,374,318         57,110,794
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................             5,622,799         13,164,025
   COST OF SHARES REDEEMED - CLASS A ...............................           (28,055,927)       (91,365,088)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................            (1,058,810)       (21,090,269)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................               824,573          5,847,287
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................             1,202,490          3,744,549
   COST OF SHARES REDEEMED - CLASS B ...............................           (18,169,449)       (52,357,541)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................           (16,142,386)       (42,765,705)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................             1,295,513          7,456,114
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................               451,986          1,206,036
   COST OF SHARES REDEEMED - CLASS C ...............................            (3,827,393)       (19,098,859)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................            (2,079,894)       (10,436,709)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................             3,495,902         12,065,674
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............               181,418            457,656
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................            (5,649,204)       (12,822,158)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................            (1,971,884)          (298,828)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................           (21,252,974)       (74,591,511)
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................            (5,999,405)      (103,956,867)
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $       513,995,753      $ 519,995,158
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................             1,897,147          5,047,647
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........               497,180          1,167,563
   SHARES REDEEMED - CLASS A .......................................            (2,485,475)        (8,132,608)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............               (91,148)        (1,917,398)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                71,967            507,037
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........               104,323            325,778
   SHARES REDEEMED - CLASS B .......................................            (1,582,728)        (4,566,375)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............            (1,406,438)        (3,733,560)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................               112,114            644,768
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                39,202            104,918
   SHARES REDEEMED - CLASS C .......................................              (333,141)        (1,669,356)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............              (181,825)          (919,670)
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................               310,296          1,060,148
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                16,005             40,478
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................              (500,056)        (1,136,250)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS               (173,755)           (35,624)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................            (1,853,166)        (6,606,252)
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $               (83)     $          63
                                                                       ===================      =============

                                                                               COLORADO TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $       102,988,017      $ 125,975,052
OPERATIONS:

   NET INVESTMENT INCOME (LOSS) ....................................             2,318,395          4,980,176
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................               131,056           (223,176)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................             2,355,334         (3,929,278)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....             4,804,785            827,722
                                                                       -------------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................            (1,161,733)        (2,378,005)
      CLASS B ......................................................              (186,447)          (451,997)
      CLASS C ......................................................                   N/A                N/A
      INSTITUTIONAL CLASS ..........................................              (956,838)        (2,122,654)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                     0                  0
      CLASS B ......................................................                     0                  0
      CLASS C ......................................................                   N/A                N/A
      INSTITUTIONAL CLASS ..........................................                     0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................             5,628,856         10,867,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................               648,644          1,565,664
   COST OF SHARES REDEEMED - CLASS A ...............................            (4,018,989)       (19,168,789)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................             2,258,511         (6,736,083)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................               138,056            448,916
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................               102,807            293,984
   COST OF SHARES REDEEMED - CLASS B ...............................              (966,773)        (3,984,835)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................              (725,910)        (3,241,935)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...............................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................                   N/A                N/A
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................             6,172,980          7,722,954
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                61,410            102,911
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................            (9,623,666)       (16,709,948)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................            (3,389,276)        (8,884,083)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................            (1,856,675)       (18,862,101)
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................               643,092        (22,987,035)
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $       103,631,109      $ 102,988,017
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................               518,255            999,349
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                59,682            144,805
   SHARES REDEEMED - CLASS A .......................................              (370,122)        (1,777,598)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............               207,815           (633,444)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                12,723             41,415
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                 9,449             27,147
   SHARES REDEEMED - CLASS B .......................................               (89,070)          (370,048)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............               (66,898)          (301,486)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                   N/A                N/A
   SHARES REDEEMED - CLASS C .......................................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............                   N/A                N/A
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................               568,123            708,435
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                 5,650              9,514
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................              (886,653)        (1,543,977)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS               (312,880)          (826,028)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................              (171,963)        (1,760,958)
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $            88,625      $      75,248
                                                                       ===================      =============

                                                                              MINNESOTA TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $       195,936,756      $ 248,945,940
OPERATIONS:

   NET INVESTMENT INCOME (LOSS) ....................................             4,069,698          9,323,268
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................               106,177          1,733,956
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................             4,656,940         (9,705,375)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....             8,832,815          1,351,849
                                                                       -------------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................              (781,471)        (1,573,003)
      CLASS B ......................................................              (230,661)          (620,859)
      CLASS C ......................................................                   N/A                N/A
      INSTITUTIONAL CLASS ..........................................            (2,984,231)        (6,990,214)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................              (191,836)                 0
      CLASS B ......................................................               (63,307)                 0
      CLASS C ......................................................                   N/A                N/A
      INSTITUTIONAL CLASS ..........................................              (647,417)                 0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................             3,818,480          9,738,289
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................               650,229          1,164,383
   COST OF SHARES REDEEMED - CLASS A ...............................            (3,257,980)       (13,572,549)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................             1,210,729         (2,669,877)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................               166,271            956,082
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................               184,647            450,022
   COST OF SHARES REDEEMED - CLASS B ...............................            (2,695,330)        (7,704,690)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................            (2,344,412)        (6,298,586)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...............................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................                   N/A                N/A
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................             3,979,826        151,527,324
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............               645,469            956,412
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................           (17,775,954)      (188,692,230)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................           (13,150,659)       (36,208,494)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................           (14,284,342)       (45,176,957)
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................           (10,350,450)       (53,009,184)
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $       185,586,306      $ 195,936,756
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................               343,215            876,965
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                58,522            105,282
   SHARES REDEEMED - CLASS A .......................................              (293,827)        (1,224,718)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............               107,910           (242,471)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                14,937             86,243
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                16,619             40,689
   SHARES REDEEMED - CLASS B .......................................              (242,854)          (698,257)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............              (211,298)          (571,325)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                   N/A                N/A
   SHARES REDEEMED - CLASS C .......................................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............                   N/A                N/A
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................               358,530         13,317,602
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                58,081             86,529
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................            (1,601,556)       (16,699,116)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS             (1,184,945)        (3,294,985)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................            (1,288,333)        (4,108,781)
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $           200,190      $     126,855
                                                                       ===================      =============

WELLS FARGO TAX-FREE FUNDS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  NATIONAL LIMITED
                                                                                 TERM TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $       172,278,233      $ 152,835,376
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................             2,358,654          4,347,596
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................               181,920            145,761
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................             1,569,772         (4,852,146)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .........................................             4,110,346           (358,789)
                                                                       -------------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................               (22,717)            (5,435)
      CLASS B ......................................................                (6,314)              (930)
      CLASS C ......................................................                (4,144)            (2,344)
      INSTITUTIONAL CLASS ..........................................            (2,322,135)        (4,332,888)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                     0                  0
      CLASS B ......................................................                     0                  0
      CLASS C ......................................................                     0                  0
      INSTITUTIONAL CLASS ..........................................                     0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................             1,541,055          1,171,792
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................                14,372              3,947
   COST OF SHARES REDEEMED - CLASS A ...............................              (391,583)           (10,278)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................             1,163,844          1,165,461
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................               159,024            644,230
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................                 4,791                926
   COST OF SHARES REDEEMED - CLASS B ...............................               (28,763)           (16,088)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................               135,052            629,068
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................               546,412            885,566
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................                 2,946              1,997
   COST OF SHARES REDEEMED - CLASS C ...............................                  (100)          (694,115)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................               549,258            193,448
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................            20,923,801         78,641,316
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............               248,940            674,603
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................           (45,721,995)       (57,160,653)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................           (24,549,254)        22,155,266
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................           (22,701,100)        24,143,243
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................           (20,946,064)        19,442,857
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $       151,332,169      $ 172,278,233
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................               141,229            106,691
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                 1,315                363
   SHARES REDEEMED - CLASS A .......................................               (35,792)              (932)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............               106,752            106,122
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                14,531             59,540
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                   440                 86
   SHARES REDEEMED - CLASS B .......................................                (2,621)            (1,474)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............                12,350             58,152
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................                49,829             79,465
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                   271                183
   SHARES REDEEMED - CLASS C .......................................                   (10)           (64,513)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............                50,090             15,135
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................             1,915,372          7,141,701
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                22,786             61,524
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................            (4,186,716)        (5,222,903)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...............................................            (2,248,558)         1,980,322
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................            (2,079,366)         2,159,731
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $           (47,537)     $     (50,881)
                                                                       ===================      =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                                               NATIONAL TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $       328,238,217      $ 438,305,347
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................             7,377,469         16,944,877
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................               686,668         (2,140,496)
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................             9,007,583        (12,123,041)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .........................................            17,071,720          2,681,340
                                                                       -------------------      -------------
   NET INVESTMENT INCOME
      CLASS A ......................................................            (2,263,426)        (4,796,065)
      CLASS B ......................................................              (548,471)        (1,457,391)
      CLASS C ......................................................              (171,445)          (463,857)
      INSTITUTIONAL CLASS ..........................................            (4,362,765)       (10,161,552)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                     0                  0
      CLASS B ......................................................                     0                  0
      CLASS C ......................................................                     0                  0
      INSTITUTIONAL CLASS ..........................................                     0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................             5,897,918         33,124,214
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................             1,143,048          2,965,238
   COST OF SHARES REDEEMED - CLASS A ...............................           (13,878,001)       (42,221,290)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................            (6,837,035)        (6,131,838)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................               314,479          1,836,158
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................               280,935            899,844
   COST OF SHARES REDEEMED - CLASS B ...............................            (4,655,757)       (18,378,903)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................            (4,060,343)       (15,642,901)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................               244,454          1,035,182
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................                91,966            275,379
   COST OF SHARES REDEEMED - CLASS C ...............................            (1,461,263)        (6,221,092)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................            (1,124,843)        (4,910,531)
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................            12,013,469         22,340,790
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............               300,552            640,364
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................           (20,247,013)       (92,165,489)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................            (7,932,992)       (69,184,335)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................           (19,955,213)       (95,869,605)
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................           (10,229,600)      (110,067,130)
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $       318,008,617      $ 328,238,217
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................               566,981          3,197,886
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........               109,847            286,779
   SHARES REDEEMED - CLASS A .......................................            (1,334,741)        (4,092,846)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............              (657,913)          (608,181)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                30,233            177,048
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                26,998             87,006
   SHARES REDEEMED - CLASS B .......................................              (447,331)        (1,781,808)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............              (390,100)        (1,517,754)
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................                23,489             99,782
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                 8,839             26,635
   SHARES REDEEMED - CLASS C .......................................              (140,718)          (599,078)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............              (108,390)          (472,661)
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................             1,157,400          2,157,273
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                28,859             61,967
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................            (1,942,934)        (8,943,378)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...............................................              (756,675)        (6,724,138)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................            (1,913,078)        (9,322,734)
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $           614,860      $     583,498
                                                                       ===================      =============

                                                                               NEBRASKA TAX-FREE FUND
                                                                       --------------------------------------
                                                                       (UNAUDITED) FOR THE            FOR THE
                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                         DECEMBER 31, 2004      JUNE 30, 2004
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .........................................   $        46,252,818      $  64,760,128
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................               892,537          2,193,602
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................                85,807            671,433
   NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF INVESTMENTS ..................................               729,498         (2,617,974)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .........................................             1,707,842            247,061
                                                                       -------------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................                   N/A                N/A
      CLASS B ......................................................                   N/A                N/A
      CLASS C ......................................................                   N/A                N/A
      INSTITUTIONAL CLASS ..........................................              (890,781)        (2,190,276)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                   N/A                N/A
      CLASS B ......................................................                   N/A                N/A
      CLASS C ......................................................                   N/A                N/A
      INSTITUTIONAL CLASS ..........................................              (651,075)          (381,315)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ...............................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS A ..............................                   N/A                N/A
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ...............................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS B ..............................                   N/A                N/A
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...............................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - CLASS C ..............................                   N/A                N/A
                                                                       -------------------      -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................               147,400            853,170
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                59,847             76,372
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................            (2,796,424)       (17,112,322)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..................            (2,589,177)       (16,182,780)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................            (2,589,177)       (16,182,780)
                                                                       ===================      =============
NET INCREASE (DECREASE) IN NET ASSETS ..............................            (2,423,191)       (18,507,310)
                                                                       ===================      =============
ENDING NET ASSETS ..................................................   $        43,829,627      $  46,252,818
                                                                       -------------------      -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........                   N/A                N/A
   SHARES REDEEMED - CLASS A .......................................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............                   N/A                N/A
                                                                       -------------------      -------------
   SHARES SOLD - CLASS B ...........................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ........                   N/A                N/A
   SHARES REDEEMED - CLASS B .......................................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............                   N/A                N/A
                                                                       -------------------      -------------
   SHARES SOLD - CLASS C ...........................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ........                   N/A                N/A
   SHARES REDEEMED - CLASS C .......................................                   N/A                N/A
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............                   N/A                N/A
                                                                       -------------------      -------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................                14,458             83,620
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS ............................................                 5,938              7,470
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................              (274,302)        (1,676,883)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
 INSTITUTIONAL CLASS ...............................................              (253,906)        (1,585,793)
                                                                       -------------------      -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
 CAPITAL SHARE TRANSACTIONS ........................................              (253,906)        (1,585,793)
                                                                       ===================      =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......   $             4,604      $       2,848
                                                                       ===================      =============

WELLS FARGO TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                     BEGINNING           NET               AND      DIVIDENDS
                                                     NET ASSET    INVESTMENT        UNREALIZED       FROM NET
                                                     VALUE PER        INCOME    GAIN (LOSS) ON     INVESTMENT
                                                         SHARE        (LOSS)       INVESTMENTS         INCOME
-------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.46          0.14              0.18          (0.14)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.74          0.23             (0.22)         (0.23)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.50          0.25              0.24          (0.25)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.33          0.31              0.20          (0.31)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.14          0.41              0.19          (0.41)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.23          0.40             (0.04)         (0.40)

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.46          0.10              0.17          (0.10)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.74          0.15             (0.22)         (0.15)
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........        $   10.63          0.13              0.11          (0.13)

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.29          0.15              0.18          (0.15)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.57          0.26             (0.22)         (0.26)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.34          0.27              0.23          (0.27)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.17          0.32              0.20          (0.32)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.98          0.42              0.19          (0.42)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.07          0.41             (0.04)         (0.41)

CALIFORNIA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   11.01          0.25              0.38          (0.25)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.57          0.50             (0.46)         (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   11.29          0.51              0.33          (0.53)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   11.24          0.55              0.10          (0.54)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.77          0.54              0.47          (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   11.00          0.52             (0.20)         (0.52)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   11.22          0.21              0.39          (0.21)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.79          0.41             (0.46)         (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   11.51          0.42              0.33          (0.44)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   11.46          0.48              0.09          (0.46)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.97          0.46              0.49          (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   11.22          0.45             (0.22)         (0.45)

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   11.22          0.21              0.40          (0.21)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.79          0.41             (0.46)         (0.41)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   11.51          0.43              0.32          (0.44)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   11.46          0.47              0.10          (0.46)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.97          0.46              0.49          (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   11.22          0.45             (0.22)         (0.45)

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   11.03          0.26              0.38          (0.26)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.59          0.53             (0.46)         (0.53)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   11.32          0.53              0.32          (0.55)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   11.27          0.57              0.10          (0.56)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.79          0.56              0.48          (0.56)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   11.03          0.54             (0.21)         (0.54)

COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.64          0.23              0.26          (0.23)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.01          0.47             (0.37)         (0.47)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.61          0.50              0.40          (0.50)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.39          0.53              0.22          (0.53)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.83          0.55              0.56          (0.55)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.30          0.54             (0.46)         (0.54)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS        ENDING
                                                      FROM NET     NET ASSET
                                                      REALIZED     VALUE PER
                                                         GAINS         SHARE
----------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.02)   $    10.62
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.06)   $    10.46
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    10.74
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.03)   $    10.50
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.33
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.05)   $    10.14

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.02)   $    10.61
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.06)   $    10.46
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........             0.00    $    10.74

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.02)   $    10.45
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.06)   $    10.29
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    10.57
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.03)   $    10.34
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.17
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.05)   $     9.98

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.06)   $    11.33
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.10)   $    11.01
JULY 1, 2002 TO JUNE 30, 2003 ...............            (0.03)   $    11.57
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.06)   $    11.29
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    11.24
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.03)   $    10.77

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.06)   $    11.55
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.11)   $    11.22
JULY 1, 2002 TO JUNE 30, 2003 ...............            (0.03)   $    11.79
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.06)   $    11.51
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    11.46
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.03)   $    10.97

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.06)   $    11.56
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.11)   $    11.22
JULY 1, 2002 TO JUNE 30, 2003 ...............            (0.03)   $    11.79
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.06)   $    11.51
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    11.46
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.03)   $    10.97

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.06)   $    11.35
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.10)   $    11.03
JULY 1, 2002 TO JUNE 30, 2003 ...............            (0.03)   $    11.59
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.06)   $    11.32
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    11.27
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.03)   $    10.79

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.90
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.64
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.01
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.61
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.39
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $     9.83

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                -------------------------------------------------------------
                                                NET INVESTMENT         GROSS          EXPENSES            NET
                                                 INCOME (LOSS)      EXPENSES            WAIVED       EXPENSES
-------------------------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.62%         1.08%            (0.23)%         0.85%
JULY 1, 2003 TO JUNE 30, 2004 ...............             2.13%         1.05%            (0.20)%         0.85%
JULY 1, 2002 TO JUNE 30, 2003 ...............             2.35%         0.99%            (0.18)%         0.81%
JULY 1, 2001 TO JUNE 30, 2002 ...............             2.97%         1.24%            (0.49)%         0.75%
JULY 1, 2000 TO JUNE 30, 2001 ...............             3.90%         1.12%            (0.37)%         0.75%
JULY 1, 1999 TO JUNE 30, 2000 ...............             3.98%         1.31%            (0.56)%         0.75%

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             1.86%         1.83%            (0.23)%         1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             1.41%         1.80%            (0.20)%         1.60%
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........             1.39%         1.79%            (0.19)%         1.60%

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.93%         0.76%            (0.16)%         0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             2.40%         0.73%            (0.13)%         0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             2.49%         0.72%            (0.12)%         0.60%
JULY 1, 2001 TO JUNE 30, 2002 ...............             3.12%         0.85%            (0.25)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.12%         0.76%            (0.16)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.07%         1.07%            (0.44)%         0.63%

CALIFORNIA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.45%         1.05%            (0.25)%         0.80%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.46%         1.03%            (0.23)%         0.80%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.60%         0.95%            (0.16)%         0.79%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.86%         0.90%            (0.13)%         0.77%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.82%         0.90%            (0.13)%         0.77%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.89%         1.01%            (0.24)%         0.77%

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.58%         1.79%            (0.24)%         1.55%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.60%         1.77%            (0.22)%         1.55%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.81%         1.71%            (0.17)%         1.54%
JULY 1, 2001 TO JUNE 30, 2002 ...............             3.95%         1.66%            (0.14)%         1.52%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.06%         1.63%            (0.12)%         1.51%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.16%         1.74%            (0.24)%         1.50%

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.59%         1.79%            (0.24)%         1.55%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.60%         1.77%            (0.22)%         1.55%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.80%         1.68%            (0.14)%         1.54%
JULY 1, 2001 TO JUNE 30, 2002 ...............             3.94%         1.64%            (0.12)%         1.52%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.04%         1.62%            (0.10)%         1.52%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.15%         1.73%            (0.23)%         1.50%

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.68%         0.71%            (0.16)%         0.55%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.69%         0.70%            (0.15)%         0.55%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.82%         0.65%            (0.08)%         0.57%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.88%         0.62%            (0.02)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.99%         0.60%             0.00%          0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             5.02%         0.80%            (0.17)%         0.63%

COLORADO TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.31%         1.07%            (0.22)%         0.85%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.37%         1.06%            (0.21)%         0.85%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.60%         0.99%            (0.22)%         0.77%
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.01%         0.96%            (0.36)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             5.36%         0.96%            (0.36)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             5.43%         1.03%            (0.43)%         0.60%

                                                                   PORTFOLIO     NET ASSETS AT
                                                         TOTAL      TURNOVER     END OF PERIOD
                                                     RETURN(2)          RATE    (000'S OMITTED)
----------------------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.08%           50%   $       62,351
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.11%           48%   $       63,231
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.74%           64%   $       99,568
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.00%           34%   $       70,142
JULY 1, 2000 TO JUNE 30, 2001 ...............             6.01%           49%   $       46,157
JULY 1, 1999 TO JUNE 30, 2000 ...............             3.67%           60%   $       34,015

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.60%           50%   $       11,769
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.64)%          48%   $       11,523
AUGUST 30, 2002(3) TO JUNE 30, 2003 .........             2.26%           64%   $       11,301

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.27%           50%   $       19,872
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.36%           48%   $       15,425
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.93%           64%   $       39,338
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.19%           34%   $       12,224
JULY 1, 2000 TO JUNE 30, 2001 ...............             6.20%           49%   $        4,937
JULY 1, 1999 TO JUNE 30, 2000 ...............             3.79%           60%   $        4,474

CALIFORNIA TAX-FREE FUND
----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             5.72%           14%   $      367,306
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.41%           41%   $      357,779
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.77%           34%   $      398,186
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.67%           31%   $      386,927
JULY 1, 2000 TO JUNE 30, 2001 ...............             9.53%           52%   $      379,359
JULY 1, 1999 TO JUNE 30, 2000 ...............             3.10%           35%   $      385,746

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             5.31%           14%   $       78,184
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.43)%          41%   $       91,719
JULY 1, 2002 TO JUNE 30, 2003 ...............             6.87%           34%   $      140,419
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.88%           31%   $      146,487
JULY 1, 2000 TO JUNE 30, 2001 ...............             8.81%           52%   $      137,484
JULY 1, 1999 TO JUNE 30, 2000 ...............             2.21%           35%   $      116,376

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             5.40%           14%   $       32,994
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.43)%          41%   $       34,089
JULY 1, 2002 TO JUNE 30, 2003 ...............             6.87%           34%   $       46,666
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.87%           31%   $       46,013
JULY 1, 2000 TO JUNE 30, 2001 ...............             8.81%           52%   $       29,468
JULY 1, 1999 TO JUNE 30, 2000 ...............             2.21%           35%   $       16,959

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             5.84%           14%   $       35,511
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.66%           41%   $       36,408
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.90%           34%   $       38,681
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.85%           31%   $       42,913
JULY 1, 2000 TO JUNE 30, 2001 ...............             9.80%           52%   $       47,211
JULY 1, 1999 TO JUNE 30, 2000 ...............             3.16%           35%   $       47,263

COLORADO TAX-FREE FUND
----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.65%           10%   $       54,635
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.93%           31%   $       51,120
JULY 1, 2002 TO JUNE 30, 2003 ...............             8.62%           37%   $       59,877
JULY 1, 2001 TO JUNE 30, 2002 ...............             7.34%           28%   $       58,152
JULY 1, 2000 TO JUNE 30, 2001 ...............            11.54%           37%   $       48,274
JULY 1, 1999 TO JUNE 30, 2000 ...............             0.87%          106%   $       39,280

WELLS FARGO TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                     BEGINNING           NET               AND      DIVIDENDS
                                                     NET ASSET    INVESTMENT        UNREALIZED       FROM NET
                                                     VALUE PER        INCOME    GAIN (LOSS) ON     INVESTMENT
                                                         SHARE        (LOSS)       INVESTMENTS         INCOME
-------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.65          0.19              0.26          (0.19)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.02          0.39             (0.37)         (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.63          0.42              0.39          (0.42)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.41          0.45              0.22          (0.45)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.85          0.48              0.56          (0.48)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.31          0.46             (0.45)         (0.46)

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.64          0.25              0.26          (0.25)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.01          0.50             (0.37)         (0.50)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.62          0.52              0.39          (0.52)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.40          0.53              0.22          (0.53)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.84          0.55              0.56          (0.55)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.30          0.54             (0.45)         (0.54)

MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.89          0.22              0.27          (0.22)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.27          0.46             (0.39)         (0.45)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.84          0.47              0.43          (0.47)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.67          0.52              0.17          (0.52)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.18          0.54              0.49          (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.74          0.53             (0.55)         (0.53)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.89          0.19              0.26          (0.18)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.27          0.37             (0.39)         (0.36)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.84          0.39              0.43          (0.39)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.67          0.44              0.17          (0.44)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.18          0.46              0.49          (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.74          0.46             (0.55)         (0.46)

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.89          0.25              0.26          (0.24)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.27          0.49             (0.39)         (0.48)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.84          0.49              0.43          (0.49)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.67          0.52              0.17          (0.52)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.18          0.54              0.49          (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.74          0.53             (0.55)         (0.53)

NATIONAL LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.81          0.14              0.11          (0.14)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........        $   11.03          0.10             (0.22)         (0.10)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.80          0.10              0.11          (0.10)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........        $   11.03          0.07             (0.23)         (0.07)

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.79          0.10              0.11          (0.10)
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........        $   11.03          0.06             (0.24)         (0.06)

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.81          0.15              0.11          (0.15)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   11.09          0.29             (0.28)         (0.29)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.73          0.37              0.36          (0.37)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.52          0.43              0.21          (0.43)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $   10.19          0.46              0.33          (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.39          0.47             (0.20)         (0.47)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS        ENDING
                                                      FROM NET     NET ASSET
                                                      REALIZED     VALUE PER
                                                         GAINS         SHARE
----------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.91
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.65
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.02
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.63
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.41
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $     9.85

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.90
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.64
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.01
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.62
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.40
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $     9.84

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.05)   $    11.11
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.89
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.27
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.84
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.67
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $    10.18

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.05)   $    11.11
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.89
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.27
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.84
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.67
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $    10.18

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.05)   $    11.11
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.89
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.27
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.84
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.67
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $    10.18

NATIONAL LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.92
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........             0.00    $    10.81

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.91
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........             0.00    $    10.80

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.90
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........             0.00    $    10.79

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.92
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.81
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    11.09
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.73
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.52
JULY 1, 1999 TO JUNE 30, 2000 ...............             0.00    $    10.19

                                                        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                -------------------------------------------------------------
                                                NET INVESTMENT         GROSS          EXPENSES            NET
                                                 INCOME (LOSS)      EXPENSES            WAIVED       EXPENSES
-------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.55%         1.82%            (0.22)%         1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.62%         1.81%            (0.21)%         1.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.83%         1.76%            (0.24)%         1.52%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.25%         1.77%            (0.42)%         1.35%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.58%         1.77%            (0.42)%         1.35%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.65%         1.89%            (0.54)%         1.35%

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.56%         0.74%            (0.14)%         0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.62%         0.73%            (0.13)%         0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.76%         0.71%            (0.11)%         0.60%
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.01%         0.70%            (0.10)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             5.38%         0.67%            (0.07)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             5.42%         0.86%            (0.26)%         0.60%

MINNESOTA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.10%         1.06%            (0.21)%         0.85%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.11%         1.04%            (0.19)%         0.85%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.27%         0.98%            (0.21)%         0.77%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.81%         1.03%            (0.43)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             5.11%         1.10%            (0.50)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             5.23%         1.07%            (0.47)%         0.60%

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.33%         1.81%            (0.21)%         1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.36%         1.79%            (0.19)%         1.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.51%         1.71%            (0.19)%         1.52%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.05%         1.75%            (0.40)%         1.35%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.36%         1.81%            (0.46)%         1.35%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.47%         1.93%            (0.58)%         1.35%

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.34%         0.73%            (0.13)%         0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.35%         0.71%            (0.11)%         0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.43%         0.65%            (0.05)%         0.60%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.78%         0.65%            (0.05)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             5.11%         0.73%            (0.13)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             5.22%         0.91%            (0.31)%         0.60%

NATIONAL LIMITED TERM TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.53%         1.12%            (0.27)%         0.85%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........             2.15%         1.05%            (0.20)%         0.85%

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             1.79%         1.87%            (0.27)%         1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........             1.52%         1.82%            (0.22)%         1.60%

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             1.86%         1.88%            (0.28)%         1.60%
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........             1.36%         1.79%            (0.19)%         1.60%

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.77%         0.79%            (0.19)%         0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             2.60%         0.71%            (0.11)%         0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.29%         0.71%            (0.11)%         0.60%
JULY 1, 2001 TO JUNE 30, 2002 ...............             3.98%         0.76%            (0.16)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.39%         0.71%            (0.11)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.53%         0.86%            (0.25)%         0.61%

                                                                   PORTFOLIO     NET ASSETS AT
                                                         TOTAL      TURNOVER     END OF PERIOD
                                                     RETURN(2)          RATE   (000'S OMITTED)
----------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND (CONTINUED)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.25%           10%   $       10,203
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.17%           31%   $       10,672
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.70%           37%   $       14,368
JULY 1, 2001 TO JUNE 30, 2002 ...............             6.53%           28%   $       12,540
JULY 1, 2000 TO JUNE 30, 2001 ...............            10.69%           37%   $       10,177
JULY 1, 1999 TO JUNE 30, 2000 ...............             0.22%          106%   $        6,842

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.78%           10%   $       38,793
JULY 1, 2003 TO JUNE 30, 2004 ...............             1.18%           31%   $       41,196
JULY 1, 2002 TO JUNE 30, 2003 ...............             8.70%           37%   $       51,730
JULY 1, 2001 TO JUNE 30, 2002 ...............             7.33%           28%   $       50,630
JULY 1, 2000 TO JUNE 30, 2001 ...............            11.54%           37%   $       47,538
JULY 1, 1999 TO JUNE 30, 2000 ...............             0.97%          106%   $       44,161

MINNESOTA TAX-FREE FUND
----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.59%            6%   $       39,426
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.61%           12%   $       37,468
JULY 1, 2002 TO JUNE 30, 2003 ...............             8.49%           23%   $       41,485
JULY 1, 2001 TO JUNE 30, 2002 ...............             6.58%           28%   $       40,585
JULY 1, 2000 TO JUNE 30, 2001 ...............            10.32%           18%   $       34,424
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.02)%          69%   $       29,551

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.19%            6%   $       13,015
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.14)%          12%   $       15,059
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.68%           23%   $       22,012
JULY 1, 2001 TO JUNE 30, 2002................             5.79%           28%   $       20,310
JULY 1, 2000 TO JUNE 30, 2001 ...............             9.50%           18%   $       19,491
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.76)%          69%   $       16,974

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.72%            6%   $      133,145
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.86%           12%   $      143,410
JULY 1, 2002 TO JUNE 30, 2003 ...............             8.67%           23%   $      185,450
JULY 1, 2001 TO JUNE 30, 2002 ...............             6.58%           28%   $      193,327
JULY 1, 2000 TO JUNE 30, 2001 ...............            10.32%           18%   $       24,860
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.02)%          69%   $       22,451

NATIONAL LIMITED TERM TAX-FREE FUND
----------------------------------------------------------------------------------------------

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.29%            8%   $        2,325
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........            (1.20)%          24%   $        1,147

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             1.91%            8%   $          769
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........            (1.57)%          24%   $          628

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             1.92%            8%   $          711
JANUARY 30, 2004(3) TO JUNE 30, 2004 ........            (1.69)%          24%   $          163

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             2.42%            8%   $      147,527
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.06%           24%   $      170,340
JULY 1, 2002 TO JUNE 30, 2003 ...............             6.86%           40%   $      152,835
JULY 1, 2001 TO JUNE 30, 2002 ...............             6.16%           45%   $       85,371
JULY 1, 2000 TO JUNE 30, 2001 ...............             7.89%           57%   $       62,111
JULY 1, 1999 TO JUNE 30, 2000 ...............             2.64%           48%   $       62,669

WELLS FARGO TAX-FREE FUNDS                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                     BEGINNING           NET               AND      DIVIDENDS
                                                     NET ASSET    INVESTMENT        UNREALIZED       FROM NET
                                                     VALUE PER        INCOME    GAIN (LOSS) ON     INVESTMENT
                                                         SHARE        (LOSS)       INVESTMENTS         INCOME
-------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.16          0.23              0.31          (0.23)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.53          0.45             (0.37)         (0.45)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.29          0.50              0.23          (0.49)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.21          0.52              0.08          (0.52)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.72          0.54              0.49          (0.54)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.22          0.54             (0.50)         (0.53)

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.16          0.19              0.31          (0.19)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.53          0.38             (0.38)         (0.37)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.29          0.42              0.23          (0.41)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.21          0.45              0.08          (0.45)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.72          0.46              0.49          (0.46)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.22          0.46             (0.50)         (0.45)

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.16          0.19              0.30          (0.19)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.53          0.38             (0.38)         (0.37)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.29          0.42              0.23          (0.41)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.21          0.45              0.08          (0.45)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.73          0.46              0.48          (0.46)
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 ........        $    9.79          0.30             (0.06)         (0.30)

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.16          0.24              0.31          (0.24)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.53          0.47             (0.36)         (0.48)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.30          0.52              0.22          (0.51)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.22          0.55              0.08          (0.55)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $    9.73          0.56              0.49          (0.56)
JULY 1, 1999 TO JUNE 30, 2000 ...............        $   10.22          0.55             (0.49)         (0.54)

NEBRASKA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)        $   10.02          0.20              0.17          (0.20)
JULY 1, 2003 TO JUNE 30, 2004 ...............        $   10.44          0.39             (0.35)         (0.39)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $   10.16          0.42              0.37          (0.42)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $   10.06          0.43              0.13          (0.43)
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) .......        $    9.85          0.36              0.21          (0.36)
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ........        $    9.76          0.42              0.09          (0.42)
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ........        $   10.13          0.42             (0.36)         (0.42)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                  WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

                                                 DISTRIBUTIONS        ENDING
                                                      FROM NET     NET ASSET
                                                      REALIZED     VALUE PER
                                                         GAINS         SHARE
----------------------------------------------------------------------------
NATIONAL TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.47
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.16
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    10.53
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.29
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.21
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $     9.72

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.47
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.16
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    10.53
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.29
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.21
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $     9.72

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.46
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.16
JULY 1, 2002 TO JUNE 30, 2003................             0.00    $    10.53
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.29
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.21
NOVEMBER 8, 1999(3) TO JUNE 30, 2000.........             0.00    $     9.73

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             0.00    $    10.47
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.00    $    10.16
JULY 1, 2002 TO JUNE 30, 2003 ...............             0.00    $    10.53
JULY 1, 2001 TO JUNE 30, 2002 ...............             0.00    $    10.30
JULY 1, 2000 TO JUNE 30, 2001 ...............             0.00    $    10.22
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.01)   $     9.73

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)            (0.15)   $    10.04
JULY 1, 2003 TO JUNE 30, 2004 ...............            (0.07)   $    10.02
JULY 1, 2002 TO JUNE 30, 2003 ...............            (0.09)   $    10.44
JULY 1, 2001 TO JUNE 30, 2002 ...............            (0.03)   $    10.16
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) .......             0.00    $    10.06
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ........             0.00    $     9.85
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ........            (0.01)   $     9.76

                                                            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                -------------------------------------------------------------
                                                NET INVESTMENT         GROSS          EXPENSES            NET
                                                 INCOME (LOSS)      EXPENSES            WAIVED       EXPENSES
-------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.38%         1.04%            (0.19)%         0.85%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.35%         1.03%            (0.18)%         0.85%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.74%         0.95%            (0.12)%         0.83%
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.09%         0.93%            (0.13)%         0.80%
JULY 1, 2000 TO JUNE 30, 2001 ...............             5.33%         0.96%            (0.16)%         0.80%
JULY 1, 1999 TO JUNE 30, 2000 ...............             5.48%         0.95%            (0.20)%         0.75%

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.61%         1.79%            (0.19)%         1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.61%         1.78%            (0.18)%         1.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.98%         1.70%            (0.12)%         1.58%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.34%         1.69%            (0.14)%         1.55%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.56%         1.72%            (0.17)%         1.55%
JULY 1, 1999 TO JUNE 30, 2000 ...............             4.72%         1.78%            (0.30)%         1.48%

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.62%         1.79%            (0.19)%         1.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.62%         1.78%            (0.18)%         1.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             3.95%         1.71%            (0.13)%         1.58%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.32%         1.68%            (0.13)%         1.55%
JULY 1, 2000 TO JUNE 30, 2001 ...............             4.55%         1.73%            (0.18)%         1.55%
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 ........             4.75%         1.68%            (0.13)%         1.55%

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.62%         0.71%            (0.11)%         0.60%
JULY 1, 2003 TO JUNE 30, 2004 ...............             4.60%         0.70%            (0.10)%         0.60%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.97%         0.67%            (0.07)%         0.60%
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.30%         0.63%            (0.03)%         0.60%
JULY 1, 2000 TO JUNE 30, 2001 ...............             5.53%         0.61%            (0.01)%         0.60%
JULY 1, 1999 TO JUNE 30, 2000 ................            5.58%         0.77%            (0.17)%         0.60%

NEBRASKA TAX-FREE FUND
-------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.87%         0.81%            (0.02)%         0.79%
JULY 1, 2003 TO JUNE 30, 2004 ...............             3.83%         0.87%            (0.04)%         0.83%
JULY 1, 2002 TO JUNE 30, 2003 ...............             4.06%         0.87%            (0.05)%         0.82%
JULY 1, 2001 TO JUNE 30, 2002 ...............             4.27%         0.89%            (0.06)%         0.83%
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) .......             4.40%         0.91%            (0.09)%         0.82%
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ........             4.38%         0.88%             0.00%          0.88%
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ........             4.17%         0.84%            (0.01)%         0.83%

                                                                   PORTFOLIO     NET ASSETS AT
                                                         TOTAL      TURNOVER     END OF PERIOD
                                                     RETURN(2)          RATE   (000'S OMITTED)
----------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND

CLASS A
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             5.31%           30%   $       99,670
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.76%           63%   $      103,469
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.20%           37%   $      113,616
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.92%           39%   $      120,439
JULY 1, 2000 TO JUNE 30, 2001 ...............            10.90%           27%   $       77,273
JULY 1, 1999 TO JUNE 30, 2000 ...............             0.50%           79%   $       64,859

CLASS B
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.91%           30%   $       28,273
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.01%           63%   $       31,420
JULY 1, 2002 TO JUNE 30, 2003 ...............             6.40%           37%   $       48,540
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.13%           39%   $       51,754
JULY 1, 2000 TO JUNE 30, 2001 ...............            10.07%           27%   $       28,271
JULY 1, 1999 TO JUNE 30, 2000 ...............            (0.24)%          79%   $       18,367

CLASS C
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             4.81%           30%   $        8,988
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.02%           63%   $        9,829
JULY 1, 2002 TO JUNE 30, 2003 ...............             6.40%           37%   $       15,161
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.13%           39%   $       11,343
JULY 1, 2000 TO JUNE 30, 2001 ...............             9.96%           27%   $        9,319
NOVEMBER 8, 1999(3) TO JUNE 30, 2000 ........             2.50%           79%   $        5,572

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             5.44%           30%   $      181,078
JULY 1, 2003 TO JUNE 30, 2004 ...............             1.01%           63%   $      183,520
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.34%           37%   $      260,989
JULY 1, 2001 TO JUNE 30, 2002 ...............             6.24%           39%   $      294,132
JULY 1, 2000 TO JUNE 30, 2001 ...............            11.01%           27%   $      300,187
JULY 1, 1999 TO JUNE 30, 2000 ...............             0.73%           79%   $      244,626

NEBRASKA TAX-FREE FUND
----------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
JULY 1, 2004 TO DECEMBER 31, 2004 (UNAUDITED)             3.66%            8%   $       43,830
JULY 1, 2003 TO JUNE 30, 2004 ...............             0.35%            9%   $       46,253
JULY 1, 2002 TO JUNE 30, 2003 ...............             7.91%           19%   $       64,760
JULY 1, 2001 TO JUNE 30, 2002 ...............             5.67%           31%   $       66,453
SEPTEMBER 1, 2000 TO JUNE 30, 2001(4) .......             5.97%           45%   $       64,929
SEPTEMBER 1, 1999 TO AUGUST 31, 2000 ........             5.43%           30%   $       63,305
SEPTEMBER 1, 1998 TO AUGUST 31, 1999 ........             0.54%            7%   $       68,443

WELLS FARGO TAX-FREE FUNDS                         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year-end from August 31 to June 30.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 74 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund, and Nebraska Tax-Free Fund.

      Each Fund, except the National Limited Term Tax-Free Fund and National Tax-Free Fund, is a non-diversified series of the Trust. The National Limited Term Tax-Free Fund and National Tax-Free Fund are diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences

WELLS FARGO TAX-FREE FUNDS             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2004.

      At June 30, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                 Year            Capital Loss
      Fund                                      Expires          Carryforwards
--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND      2012            $   34,498
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                     2008               224,971
                                                 2009               410,897
                                                 2012               232,615
--------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND        2009               573,192
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                     2008            10,177,442
                                                 2008               102,780
                                                 2009               157,637
                                                 2012               267,373

      At June 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                       Deferred Post-October
      Fund                                 Capital Loss
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND               $  188,162
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                2,135,160

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:


                                                         Advisory Fee*                                        Sub-Advisory Fee
                                 Average Daily           (% of Average                      Average Daily      (% of Average
Fund                              Net Assets           Daily Net Assets)   Sub-Adviser       Net Assets       Daily Net Assets
-------------------------------------------------------------------------------------------------------------------------------

CALIFORNIA LIMITED TERM   $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
TAX-FREE FUND             $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated        >$800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE FUND  $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
                          $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated        >$800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------
COLORADO TAX-FREE FUND    $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
                          $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated       > $800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------
MINNESOTA TAX-FREE FUND   $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
                          $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated        >$800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------
NATIONAL LIMITED TERM     $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
TAX-FREE FUND             $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated        >$800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE FUND    $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
                          $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated        >$800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND    $          0- $ 499 million       0.400         Wells Capital  $  0 - $400 million       0.150
                          $500 million- $ 999 million       0.350            Management  $400 - $800 million       0.125
                          $ 1 billion - $2.99 billion       0.300          Incorporated        >$800 million       0.100
                          $ 3 billion - $4.99 billion       0.275
                                      > $4.99 billion       0.250
-------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO TAX-FREE FUNDS             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                   Advisory Fee
                                                                  (% of Average
      Fund                                                     Daily Net Assets)
--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND                           0.40
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                                        0.40
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                                          0.40
--------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                                         0.40
--------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND                             0.40
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                                          0.40
--------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                                          0.50
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                                  % of Average
                                   Average Daily Net Assets**   Daily Net Assets
--------------------------------------------------------------------------------
      FUND LEVEL                      $0 - $4.99 billion              0.05
                                      $5 - $9.99 billion              0.04
                                         > $9.99 billion              0.03
--------------------------------------------------------------------------------
      CLASS A, CLASS B, CLASS C                                       0.28
--------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                             0.20
--------------------------------------------------------------------------------

      ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
      ALL FUNDS                                                      0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
      Share Class                                               Daily Net Assets
--------------------------------------------------------------------------------
      CLASS A, CLASS B, CLASS C                                      0.25
--------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                                            0.00

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)             WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

      For the six months ended December 31, 2004, shareholder servicing fees paid were as follows:

      Fund                                    Class A      Class B      Class C
--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND  $ 78,450         N/A       $15,065
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                467,756     108,346        42,434
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                   68,513      13,369           N/A
--------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                  49,094      17,880           N/A
--------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND       2,301         894           567
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                  131,265      38,552        12,024
--------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                      N/A         N/A           N/A
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      For the six months ended December 31, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the six months ended December 31, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:


                                                         Net Operating Expense Limitations(%)
      Fund                                     Class A        Class B         Class C          Institutional
------------------------------------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND     0.85             N/A            1.60                  0.60
------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                  0.80            1.55            1.55                  0.55
------------------------------------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                    0.85            1.60             N/A                  0.60
------------------------------------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                   0.85            1.60             N/A                  0.60
------------------------------------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND       0.85            1.60            1.60                  0.60
------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                    0.85            1.60            1.60                  0.60
------------------------------------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND ***                 N/A             N/A             N/A                  0.75
------------------------------------------------------------------------------------------------------------

*** Prior to 11/1/2004, the expense limitation for Nebraska Tax-Free Fund was 0.83%.

WELLS FARGO TAX-FREE FUNDS             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended December 31, 2004, were as follows:

      Fund                                  Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
      CALIFORNIA LIMITED TERM TAX-FREE FUND  $42,564,841            $ 45,653,243
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE FUND                71,772,726              97,973,135
--------------------------------------------------------------------------------
      COLORADO TAX-FREE FUND                  10,794,636              17,101,625
--------------------------------------------------------------------------------
      MINNESOTA TAX-FREE FUND                 11,012,262              27,528,696
--------------------------------------------------------------------------------
      NATIONAL LIMITED TERM TAX-FREE FUND     13,312,842              43,500,923
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE FUND                  95,785,414             122,317,231
--------------------------------------------------------------------------------
      NEBRASKA TAX-FREE FUND                   3,451,808               6,380,990
--------------------------------------------------------------------------------

 5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended December 31, 2004, there were no borrowings under the agreement.

6. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 25, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve, the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. In January 2005, shareholders of the affected WELLS FARGO FUNDS approved these mergers. The mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

OTHER INFORMATION (UNAUDITED)                         WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 102 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.


INTERESTED TRUSTEES**
--------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                LENGTH OF SERVICE***      PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------

  Robert C. Brown             Trustee                   Retired.                           None
  73                          since 1992
--------------------------------------------------------------------------------------------------------------
  J. Tucker Morse             Trustee                   Private Investor/Real Estate       None
  60                          since 1987                Developer; Chairman of White
                                                        Point Capital, LLC.
 --------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                LENGTH OF SERVICE ***     PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
  Thomas S. Goho              Trustee                   Wake Forest University,            None
  62                          since 1987                Calloway School of Business
                                                        and Accountancy, Associate
                                                        Professor of Finance.
--------------------------------------------------------------------------------------------------------------
  Peter G. Gordon             Trustee                   Chairman, CEO, and Co-             None
  62                          since 1998                Founder of Crystal Geyser
                              (Lead Trustee since       Water Company and President
                              2001)                     of Crystal Geyser Roxane Water
                                                        Company.
--------------------------------------------------------------------------------------------------------------
  Richard M. Leach            Trustee                   Retired. Prior thereto,            None
                              since 1987                President of Richard
  71                                                    M. Leach Associates
                                                        (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------
  Timothy J. Penny            Trustee                   Senior Counselor to the public     None
  53                          since 1996                relations firm of Himle-Horner
                                                        and Senior Fellow at the
                                                        Humphrey Institute,
                                                        Minneapolis, Minnesota (a
                                                        public policy organization).
--------------------------------------------------------------------------------------------------------------
  Donald C. Willeke           Trustee                   Principal in the law firm of       None
  64                          since 1996                Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------

WELLS FARGO TAX-FREE FUNDS                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------


OFFICERS
--------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE                LENGTH OF SERVICE         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
  Karla M. Rabusch            President, since          Executive Vice President of        None
  45                          2003                      Wells Fargo Bank, N.A.
                                                        President of Wells Fargo Funds
                                                        Management, LLC. Senior Vice
                                                        President and Chief
                                                        Administrative Officer of Wells
                                                        Fargo Funds Management, LLC
                                                        from March 2001 to March
                                                        2003. Vice President of Wells
                                                        Fargo Bank, N.A. from
                                                        December 1997 to May 2000.
--------------------------------------------------------------------------------------------------------------
  Stacie D. DeAngelo          Treasurer, since 2003     Senior Vice President of Wells     None
  36                                                    Fargo Bank, N.A. Senior Vice
                                                        President of Operations for
                                                        Wells Fargo Funds
                                                        Management, LLC. Prior there-
                                                        to, Operations Manager at
                                                        Scudder Weisel Capital, LLC
                                                        (2000 to 2001), Director of
                                                        Shareholder Services at BISYS
                                                        Fund Services (1999 to 2000)
                                                        and Assistant Vice President of
                                                        Operations with Nicholas-
                                                        Applegate Capital Management
                                                        (1993 to 1999).
--------------------------------------------------------------------------------------------------------------
  C. David Messman            Secretary, since 2000     Vice President and Managing        None
  44                                                    Senior Counsel of Wells Fargo
                                                        Bank, N.A.Senior Vice
                                                        President and Secretary of Wells
                                                        Fargo Funds Management, LLC.
                                                        Vice President and Senior
                                                        Counsel of Wells Fargo Bank,
                                                        N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                 WELLS FARGO TAX-FREE FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

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

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

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

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MORE INFORMATION ABOUT WELLS FARGO       THIS REPORT AND THE FINANCIAL
FUNDS(R) IS AVAILABLE FREE UPON          STATEMENTS CONTAINED HEREIN ARE
REQUEST. TO OBTAIN LITERATURE, PLEASE    SUBMITTED FOR THE GENERAL INFORMATION
WRITE OR CALL:                           OF THE SHAREHOLDERS OF THE WELLS FARGO
                                         FUNDS. IF THIS REPORT IS USED FOR
                                         PROMOTIONAL PURPOSES, DISTRIBUTION OF
WELLS FARGO FUNDS                        THE REPORT MUST BE ACCOMPANIED OR
PO BOX 8266                              PRECEDED BY A CURRENT PROSPECTUS. FOR
BOSTON, MA 02266-8266                    A PROSPECTUS CONTAINING MORE COMPLETE
                                         INFORMATION, INCLUDING CHARGES AND
WELLS FARGO FUNDS INVESTOR SERVICES:     EXPENSES, CALL 1-800-222-8222. PLEASE
1-800-222-8222 OR VISIT OUR WEB SITE     CONSIDER THE INVESTMENT OBJECTIVES,
AT WWW.WELLSFARGOFUNDS.COM.              RISKS, CHARGES AND EXPENSES OF THE
                                         INVESTMENT CAREFULLY BEFORE INVESTING.
                                         THIS AND OTHER INFORMATION ABOUT WELLS
                                         FARGO FUNDS CAN BE FOUND IN THE CURRENT
                                         PROSPECTUS. READ THE PROSPECTUS
                                         CAREFULLY BEFORE YOU INVEST OR SEND
                                         MONEY.

                                         WELLS FARGO FUNDS MANAGEMENT, LLC, A
                                         WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO
                                         & COMPANY, PROVIDES INVESTMENT ADVISORY
                                         AND ADMINISTRATIVE SERVICES FOR THE
                                         WELLS FARGO FUNDS. OTHER AFFILIATES OF
                                         WELLS FARGO & COMPANY PROVIDE
                                         SUB-ADVISORY AND OTHER SERVICES FOR THE
                                         FUNDS. THE FUNDS ARE DISTRIBUTED BY
                                         STEPHENS INC., MEMBER NYSE/SIPC. WELLS
                                         FARGO & COMPANY AND ITS AFFILIATES ARE
                                         NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2005 Wells Fargo Funds Management, LLC. All rights reserved.

                                                                 SAR 015 (02/05)






ITEM 2.  CODE OF ETHICS

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                                Wells Fargo Funds Trust

                                                By:   /s/Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President

                                                By:   /s/Stacie D. DeAngelo

                                                      Stacie D. DeAngelo
                                                      Treasurer

                                                Date: February 15, 2005